                                               1933 Act Registration No. 2-36394
                                              1940 Act Registration No. 811-1990

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--------------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION

                               WASHINGTON, D. C. 20549

                                       Form N-3

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             Pre-Effective Amendment No.


                           Post-Effective Amendment No. 45


           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                   Amendment No. 21


                                    FRANKLIN LIFE
                               VARIABLE ANNUITY FUND A

                              (Exact Name of Registrant)

                         The Franklin Life Insurance Company
                             (Name of Insurance Company)

                   #1 Franklin Square, Springfield, Illinois 62713
       (Address of Insurance Company's Principal Executive Offices) (Zip Code)

      Insurance Company's Telephone Number, including Area Code: (800) 528-2011

                                 ROSS D. FRIEND, ESQ.
                           Senior Vice President, Assistant
                            Secretary and General Counsel
                         THE FRANKLIN LIFE INSURANCE COMPANY
                                  #1 Franklin Square
                             Springfield, Illinois 62713
                       (Name and Address of Agent for Service)

                                       Copy to:
                                STEPHEN E. ROTH, ESQ.
                           SUTHERLAND, ASBILL & BRENNAN LLP
                            1275 Pennsylvania Avenue, N.W.
                             Washington, D.C.  20004-2415

           Title of Securities Being Registered: individual immediate and deferred variable annuity contracts.
 It is proposed that this filing will become effective (check appropriate box)

               / /  immediately upon filing pursuant to paragraph (b)

               /X/  on April 30, 1998 pursuant to paragraph (b)


               / /  60 days after filing pursuant to paragraph (a) (i)

               / /  on April 30, 1998 pursuant to paragraph (a) (i)

               / /  75 days after filing pursuant to paragraph (a) (ii)

               / /  on April 30, 1998 pursuant to paragraph (a) (ii) of Rule
                    485.

               If appropriate, check the following box:

               / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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--------------------------------------------------------------------------------

                        FRANKLIN LIFE VARIABLE ANNUITY FUND A

                           Post-Effective Amendment No. 45
                    Cross Reference Sheet Required by Rule 495(a)




Registration Item                                                Location in Prospectus ("P") or Statement
                                                                     of Additional Information ("SAI")
Part A    INFORMATION REQUIRED IN PROSPECTUS

Item 1. Cover Page. . . . . . . . . . . . . . . . . . . . . .    Cover Page (P)
Item 2. Definitions . . . . . . . . . . . . . . . . . . . . .    Special Terms
Item 3. Synopsis or Highlights. . . . . . . . . . . . . . . .    Table of Deductions and Charges; Summary
Item 4. Condensed Financial Information . . . . . . . . . . .    Per-Unit Income and Changes in Accumulation Unit Value
Item 5. General Description of Registrant and Insurance
        Company . . . . . . . . . . . . . . . . . . . . . . .    Cover Page (P); Summary; Introduction; Description of the
                                                                 Separate Account; Investment Policies and Restrictions of the Fund
Item 6. Management. . . . . . . . . . . . . . . . . . . . . .    Management (P)
Item 7. Deductions and Expenses . . . . . . . . . . . . . . .    Summary; Deductions and Charges under the Contracts
Item 8. General Description of Variable Annuity Contracts . .    Summary; Introduction; Deductions and Charges under the
                                                                 Contracts-Transfers to and from Other Contracts; The Contracts;
                                                                 Voting Rights; Fundamental Changes
Item 9. Annuity Period. . . . . . . . . . . . . . . . . . . .    Summary; Introduction; The Contracts-Deferred Variable Annuity
                                                                 Accumulation Period-Annuity Period
Item 10. Death Benefit. . . . . . . . . . . . . . . . . . . .    The Contracts-Deferred Variable Annuity Accumulation Period
Item 11. Purchases and Contract Value . . . . . . . . . . . .    Summary; Deductions and Charges Under The Contracts; The
                                                                 Contracts-General-Deferred Variable Annuity Accumulation Period;
                                                                 Distribution of the Contracts
Item 12. Redemptions. . . . . . . . . . . . . . . . . . . . .    Summary; The Contracts-General-Deferred Variable Annuity
                                                                 Accumulation Period
Item 13. Taxes. . . . . . . . . . . . . . . . . . . . . . . .    Cover Page (P); Summary; Introduction; Deductions and Charges
                                                                 Under the Contracts-Premium Taxes; The Contracts; Federal Income
                                                                 Tax Status; Other Variable Annuity Contracts; Effect of
                                                                 Non-Qualification; Limitations on Settlement Options (SAI)
Item 14. Legal Proceedings. . . . . . . . . . . . . . . . . .    Not Applicable
Item 15. Table of Contents of the Statement of Additional
         Information. . . . . . . . . . . . . . . . . . . . .    Table of Contents of the Statement of Additional Information

Part B    INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
Item 16. Cover Page . . . . . . . . . . . . . . . . . . . . .    Cover Page (SAI)


Item 17. Table of Contents. . . . . . . . . . . . . . . . . .    Table of Contents (SAI)
Item 18. General Information and History. . . . . . . . . . .    General Information
Item 19. Investment Objectives and Policies . . . . . . . . .    Investment Policies and Restrictions of the Fund (P); Investment
                                                                 Objectives
Item 20. Management . . . . . . . . . . . . . . . . . . . . .    Management (SAI)
Item 21. Investment Advisory and Other Services . . . . . . .    Summary (P); Deductions and Charges under the Contracts (P);
                                                                 Management (P); Management (SAI); Investment Advisory and Other
                                                                 Services
Item 22. Brokerage Allocation . . . . . . . . . . . . . . . .    Portfolio Turnover and Brokerage
Item 23. Purchase and Pricing of Securities Being Offered . .    Summary (P); Introduction (P); Deductions and Charges under the
                                                                 Contracts-Sales and Administration Deductions (P); Distribution of
                                                                 the Contracts (SAI)
Item 24. Underwriters . . . . . . . . . . . . . . . . . . . .    Summary (P); Deductions and Charges Under the Contracts (P);
                                                                 Distribution of the Contracts (P); Distribution of the Contracts
                                                                 (SAI)
Item 25. Calculation of Performance Data. . . . . . . . . . .    Not Applicable
Item 26. Annuity Payments . . . . . . . . . . . . . . . . . .    The Contracts-Annuity Period (P)
Item 27. Financial Statements . . . . . . . . . . . . . . . .    Per Unit Income and Changes in Accumulation Unit Values (P);
                                                                 Financial Statements; Experts (SAI)

                                EXPLANATORY STATEMENT

     The Prospectus Supplement set forth on the next page will be attached to the Prospectus when it is used to offer contracts to participants in the Texas Optional Retirement Program, as codified in Chapter 830 of Title 8 of the Government Code of the State of Texas, and is authorized by an order of the Commission pursuant to Section 6(c) of the Investment Company Act, dated February 3, 1977 (Investment Company Act Release No. 9629).

                   SUPPLEMENT DATED APRIL 30, 1998 TO PROSPECTUS
                      OF FRANKLIN LIFE VARIABLE ANNUITY FUND A
                                DATED APRIL 30, 1998

     The contracts offered by this Prospectus to participants in the Texas Optional Retirement Program, as codified in Chapter 830 of Title 8 of the Government Code of the State of Texas, contain restrictions on redemption in addition to those set forth in the Prospectus under the heading captioned "Deferred Variable Annuity Accumulation Period-5. Redemption." In accordance with such Chapter, redemption of contracts required by a participant in the Texas Optional Retirement Program will not be permitted prior to such participant's termination of employment in the Texas public institutions of higher education, retirement, death or attainment of age 70-1/2.

FRANKLIN LIFE VARIABLE ANNUITY FUND A


PROSPECTUS         INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                   (USED IN CONNECTION WITH QUALIFIED
                   TRUSTS OR PLANS OR AS INDIVIDUAL
                   RETIREMENT ANNUITIES) ISSUED BY



                         #1 Franklin Square
                         Springfield, Illlinois 62713
                         Telephone (800) 528-2011


     THIS PROSPECTUS DESCRIBES INDIVIDUAL IMMEDIATE AND DEFERRED VARIABLE ANNUITY CONTRACTS FOR USE IN CONNECTION WITH CERTAIN QUALIFIED PLANS AND TRUSTS ACCORDED SPECIAL TAX TREATMENT OR AS INDIVIDUAL RETIREMENT ANNUITIES UNDER THE INTERNAL REVENUE CODE (SEE "FEDERAL INCOME TAX STATUS", BELOW FOR MORE INFORMATION). THE BASIC PURPOSE OF THE VARIABLE CONTRACTS IS TO PROVIDE ANNUITY PAYMENTS WHICH WILL VARY WITH THE INVESTMENT PERFORMANCE OF FRANKLIN LIFE VARIABLE ANNUITY FUND A (THE "FUND"). THE FUND NO LONGER OFFERS NEW CONTRACTS.

     THE PRIMARY INVESTMENT OBJECTIVE OF THE FUND IS LONG-TERM APPRECIATION OF CAPITAL THROUGH INVESTMENT APPRECIATION AND THE RETENTION AND REINVESTMENT OF INCOME. THERE IS NO ASSURANCE THAT THIS OBJECTIVE WILL BE ATTAINED. GENERALLY, THE FUND'S INVESTMENTS WILL CONSIST OF EQUITY SECURITIES, MAINLY COMMON STOCKS.

-------------------------------------------------------------------------------

     THIS PROSPECTUS SETS FORTH INFORMATION ABOUT THE FUND THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE KEPT FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE FUND AND THE FRANKLIN IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 30, 1998, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE WITHOUT CHARGE UPON WRITTEN OR ORAL REQUEST. A STATEMENT OF ADDITIONAL INFORMATION MAY BE OBTAINED FROM THE FRANKLIN BY WRITING TO THE ADDRESS (ATTENTION: BOX 1018) OR CALLING THE TELEPHONE NUMBER (EXTENSION 2591) SET FORTH ABOVE OR BY RETURNING THE REQUEST FORM ON THE BACK COVER OF THIS PROSPECTUS. CERTAIN INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION IS SET FORTH ON PAGE 37 OF THIS PROSPECTUS.

-------------------------------------------------------------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
             EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
            ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                       TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

                   THE DATE OF THIS PROSPECTUS IS APRIL 30, 1998.

                                  TABLE OF CONTENTS



                                                                        PAGE

Special Terms  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
Table of Deductions and Charges. . . . . . . . . . . . . . . . . . . .    5
Summary. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6
Per-Unit Income and Changes in Accumulation Unit Value . . . . . . . .    8
Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9
Description of the Separate Account. . . . . . . . . . . . . . . . . .   10
Deductions and Charges Under the Contracts . . . . . . . . . . . . . .   11
     A.   Sales and Administration Deductions. . . . . . . . . . . . .   11
     B.   Premium Taxes. . . . . . . . . . . . . . . . . . . . . . . .   11
     C.   Mortality and Expense Risk Charge. . . . . . . . . . . . . .   12
     D.   Investment Management Service Charge . . . . . . . . . . . .   12
     E.   Transfers to Other Contracts . . . . . . . . . . . . . . . .   12
     F.   Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . .   13
The Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13
     A.   General. . . . . . . . . . . . . . . . . . . . . . . . . . .   13
     B.   Deferred Variable Annuity Accumulation Period. . . . . . . .   15
     C.   Annuity Period . . . . . . . . . . . . . . . . . . . . . . .   22
Investment Policies and Restrictions of the Fund . . . . . . . . . . .   25
Federal Income Tax Status. . . . . . . . . . . . . . . . . . . . . . .   27
     Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . .   28
     The Franklin. . . . . . . . . . . . . . . . . . . . . . . . . . .   28
     The Contracts: Qualified Plans. . . . . . . . . . . . . . . . . .   28
       A. Qualified Pension, Profit-Sharing and Annuity Plans. . . . .   29
       B. H. R. 10 Plans (Self-Employed Individuals) . . . . . . . . .   29
       C. Section 403(b) Annuities . . . . . . . . . . . . . . . . . .   29
       D. Individual Retirement Annuities. . . . . . . . . . . . . . .   30
     Income Tax Withholding. . . . . . . . . . . . . . . . . . . . . .   31
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   32
Voting Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   32
Distribution of the Contracts. . . . . . . . . . . . . . . . . . . . .   34
State Regulation . . . . . . . . . . . . . . . . . . . . . . . . . . .   34
Reports to Owners. . . . . . . . . . . . . . . . . . . . . . . . . . .   34
Fundamental Changes. . . . . . . . . . . . . . . . . . . . . . . . . .   34
Year 2000 Transition . . . . . . . . . . . . . . . . . . . . . . . . .   35
Legal Proceedings. . . . . . . . . . . . . . . . . . . . . . . . . . .   35
Registration Statement . . . . . . . . . . . . . . . . . . . . . . . .   35
Other Variable Annuity Contracts; Effect of Non-Qualification. . . . .   36
Table of Contents of Statement of Additional Information . . . . . . .   37



------------------------------------------------------------------------------

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON HAS BEEN AUTHORIZED BY THE FRANKLIN LIFE INSURANCE COMPANY, FRANKLIN FINANCIAL SERVICES CORPORATION OR FRANKLIN LIFE VARIABLE ANNUITY FUND A TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   SPECIAL TERMS


     The following is a glossary of certain terms used in this Prospectus:

ACCUMULATION UNIT--A measure used to determine the value of a Contract Owner's interest in the Fund prior to the initial Annuity Payment Date.

ANNUITY PAYMENT DATE--The date the first monthly Annuity Payment is to be made to the Variable Annuitant, and the same day of each month thereafter so long as the annuity is due. Depending on the Settlement Option elected, Annuity Payment Dates may occur on a periodic basis other than monthly.

ANNUITY PAYMENTS--Periodic payments made to a Variable Annuitant pursuant to a Contract. In certain circumstances, Annuity Payments may be paid to a Beneficiary after the death of a Variable Annuitant.

ANNUITY UNIT--A measure used to determine the value of Annuity Payments after the first.

BENEFICIARY--The person or persons designated by the Contract Owner to whom any payment due on death is payable.

CASH VALUE--The value of all Accumulation Units or Annuity Units attributable to a Contract.

CODE--The Internal Revenue Code of 1986, as amended.

CONTRACT--An individual variable annuity contract issued by Franklin Life Variable Annuity Fund A that is offered by this Prospectus.

CONTRACT ANNIVERSARY--An anniversary of the Effective Date of the Contract.

CONTRACT OWNER--Except in cases where the Contract is issued to a trustee of a qualified employees' trust or pursuant to a qualified annuity plan, the Contract Owner is the individual Variable Annuitant to whom the Contract is issued. In cases where the Contract is issued to a trustee of a qualified employees' trust or pursuant to a qualified annuity plan, the Contract Owner will be respectively the trustee or the employer establishing such trust or plan, and the employee named as the Variable Annuitant of such Contract is referred to herein as the employee. When the term "Contract Owner" is used in the context of voting rights, it includes the owners of all contracts which depend in whole or in part on the investment performance of the Fund.

CONTRACT YEAR--Each year starting with the Effective Date and each Contract Anniversary thereafter.

DEFERRED VARIABLE ANNUITY--An annuity contract which provides for Annuity Payments to commence at some future date. Included are periodic payment deferred contracts and single payment deferred contracts.

EFFECTIVE DATE--The date shown on the Schedule Page of the Contract as the date the first Contract Year begins.

FIXED-DOLLAR ANNUITY--An annuity contract which provides for Annuity Payments which remain fixed as to dollar amount throughout the Annuity Payment period.

HOME OFFICE--The Home Office of The Franklin located at #1 Franklin Square, Springfield, Illinois 62713.

IMMEDIATE VARIABLE ANNUITY--An annuity contract which provides for Annuity Payments to commence immediately rather than at some future date.

INDIVIDUAL RETIREMENT ANNUITY--An annuity contract described in Section 408(b) of the Code. Individual Retirement Annuities may also qualify as Simplified Employee Pensions.

PERIODIC STIPULATED PAYMENT CONTRACT--An annuity contract which provides that payments made to purchase the contract will be made in periodic instalments rather than in a single sum.

QUALIFIED CONTRACTS--Contracts issued under Qualified Plans.

QUALIFIED PLANS--Retirement plans which receive favorable tax treatment under the Code and which are described on page 9, below.

ROLLOVER CONTRIBUTION--A transfer pursuant to Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code.

SETTLEMENT OPTION OR OPTIONS--Alternative terms under which payment of the amounts due in settlement of the Contracts may be received.

SIMPLIFIED EMPLOYEE PENSION--An Individual Retirement Annuity which meets the additional requirements of Section 408(k) of the Code.

SINGLE STIPULATED PAYMENT CONTRACT--An annuity contract which provides that the total payment to purchase the contract will be made in a single sum rather than in periodic instalments. Included are single payment immediate contracts and single payment deferred contracts.

STIPULATED PAYMENTS--The payment or payments provided to be made to The Franklin under a Contract.

THE FRANKLIN--The Franklin Life Insurance Company, an Illinois legal reserve stock life insurance company.

VALUATION DATE--Each date as of which the Accumulation Unit value is determined. This value is determined on each day (other than a day during which no Contract or portion thereof is tendered for redemption and no order to purchase or transfer a Contract is received by the Fund) in which there is a sufficient degree of trading in the securities in which the Fund invests that the value of an Accumulation Unit might be materially affected by changes in the value of the Fund's investments, as of the close of trading on that day.

VALUATION PERIOD--The period commencing on a Valuation Date and ending on the next Valuation Date.

VARIABLE ANNUITANT--Any natural person with respect to whom a Contract has been issued and a Variable Annuity has been, will be or (but for death) would have been effected thereunder. In certain circumstances, a Variable Annuitant may elect to receive Annuity Payments on a fixed-basis or a combination of a fixed and variable basis.

VARIABLE ANNUITY--An annuity contract which provides for a series of periodic annuity payments, the amounts of which may increase or decrease as a result of the investment experience of a separate account.

                          TABLE OF DEDUCTIONS AND CHARGES

Contract Owner Transaction Expenses

  Sales Load Imposed on Purchases (as a percentage of
     purchase payments)
    Single Stipulated Payment Contract                           5.00%
    Periodic Stipulated Payment Contract                         6.00%

  Administration Fee (as a percentage of purchase payments)
    Single Stipulated Payment Contract                           4.00% ($100
                                                                 maximum)
    Periodic Stipulated Payment Contract                         3.00%

Annual Expenses
(as a percentage of average net assets)
  Management Fees                                                0.44%
  Mortality and Expense Risk Fees
    Mortality Fees                                               0.90%
    Expense Risk Fees                                            0.10%
                                                                 ----

  Total Annual Expenses                                          1.44%


Example

If you surrender your contract at the end of the applicable
time period:                                      1 year    3 years   5 years   10 years

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

Single Stipulated Payment Contract                $   103   $   131   $   162   $   247

Periodic Stipulated Payment Contract              $   103   $   131   $   162   $   247


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  The Table of Deductions and Charges is intended to assist Contract Owners in understanding the various fees and expenses that they bear directly or indirectly. Additional deductions may be made from Stipulated Payments for any premium taxes payable by The Franklin on the consideration received from the sale of the Contracts. See "Premium Taxes," below. For a more detailed description of such fees and expenses, see "Deductions and Charges under the Contracts," below. The example assumes that a single Stipulated Payment of $1,000 is made at the beginning of the periods shown. (It should be noted that The Franklin will not actually issue a Single Stipulated Payment Contract unless the single payment is at least $2,500.) This assumption applies even with respect to Periodic Stipulated Payment Contracts, which would normally require additional payments. The example also assumes a constant investment return of 5% and the expenses might be different if the return of the Fund averaged 5% over the periods shown but fluctuated during such periods. The amounts shown in the example represent the aggregate amounts that would be paid over the life of a Contract if the Contract were surrendered at the end of the applicable time periods.

-------------------------------------------------------------------------------

                                       SUMMARY

THE CONTRACTS

     The individual variable annuity contracts (the "Contracts") being offered by this Prospectus are for use in connection with certain qualified plans and trusts accorded special tax treatment under the Code or as Individual Retirement Annuities. See "Federal Income Tax Status," below. The basic purpose of the Contracts is to provide Annuity Payments which will vary with the investment performance of Franklin Life Variable Annuity Fund A (the "Fund"). The Contracts provide Annuity Payments for life commencing on an initial Annuity Payment Date selected by the Contract Owner; other Settlement Options are provided. See "Introduction," and "The Contracts," below. At any time within 10 days after receipt of a Contract, the Contract Owner may return the Contract and receive a refund of any premium paid on the Contract. See "Right to Revocation of Contract," below.

THE FUND AND ITS INVESTMENT OBJECTIVES

     The Fund is an open-end diversified management investment company. The primary investment objective of the Fund is long-term appreciation of capital through investment appreciation and retention and reinvestment of income. Generally, the Fund's investments will consist of equity securities, mainly common stocks. The value of investments held in the Fund is subject to the risk of changing economic conditions as well as the risk inherent in management's ability to anticipate such changes. See "Investment Policies and Restrictions of the Fund," below.

INVESTMENT ADVISER; PRINCIPAL UNDERWRITER

     The Franklin Life Insurance Company ("The Franklin"), an Illinois legal reserve stock life insurance company, acts as investment adviser to the Fund. The Franklin is engaged in the writing of ordinary life policies, annuities and income protection policies. Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin, is the principal underwriter for the Fund. The Franklin is an indirect wholly-owned subsidiary of American General Corporation. See "Investment Management Service Charge," and "Distribution of the Contracts," below.

DEDUCTIONS AND CHARGES

     The deductions and charges applicable to a Contract are illustrated in the Table of Deductions and Charges that appears immediately before this Summary. In the case of Periodic Stipulated Payment Contracts, a deduction equal to 6% of each periodic payment is made for sales expenses and a deduction equal to 3% of each such payment is made for administrative expenses. The combined deductions amount to 9.89% of the net amount invested assuming no premium taxes are applicable (6.59% for sales expenses and 3.30% for administrative expenses). In the case of a Single Stipulated Payment Contract, a deduction equal to 5% of the total single payment is made for sales expenses and a deduction equal to 4% (with a maximum of $100) of such payment is made for administrative expenses (for a combined total of 9%). In the case of the minimum Single Stipulated Payment Contract sold, the combined deductions amount to 9.89% of the net amount invested assuming no premium taxes are applicable (5.49% for sales expenses and 4.40% for administrative expenses). Any applicable state or local taxes on the Stipulated Payments (currently, up to 5%) also are deducted from the single or periodic Stipulated Payments. The amount remaining after deductions is allocated to the Fund. See "Sales and Administration Deductions," "Transfers to Other Contracts," and "Premium Taxes," below.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

     The Contracts include The Franklin's undertaking that deductions for sales and administrative expenses will not be increased regardless of the actual expenses incurred, and that the Annuity Payments will be paid for the lifetime of the Variable Annuitant (and, in the case of a joint and last survivor annuity, for the joint lives of the persons specified) commencing on the selected initial Annuity Payment Date based on the mortality assumptions contained in the Contract, regardless of the actual mortality experience among the Variable Annuitants. In exchange for these undertakings, a charge of 1.002% of net asset value on an annual basis is made daily against the Fund (consisting of 0.900% for The Franklin's assurances of annuity rates or mortality factors and 0.102% for The Franklin's assurances of expense factors). A charge of 0.438% of net asset value on an annual basis is also made daily against the Fund for investment management services by The Franklin. The charges for annuity rate assurances, expense assurances and investment management services thus aggregate 1.440% of net asset value on an annual basis. See "Mortality and Expense Risk Charge," and "Investment Management Service Charge," below.

MINIMUM PERMITTED INVESTMENT


     Subject to limited exceptions, the minimum single Stipulated Payment is $2,500. The minimum Periodic Stipulated Payment Contract sold is one under which the periodic Stipulated Payment is currently $10 ($120 on an annual basis). See "Purchase Limits," below.


NEW CONTRACTS NO LONGER BEING ISSUED

      The Fund no longer issues new Contracts.

REDEMPTION

     A Contract Owner under a Deferred Variable Annuity Contract, prior to the death of the Variable Annuitant and prior to the Contract's initial Annuity Payment Date, may, subject to any limitations on early settlement contained in an applicable Qualified Plan and subject to limitations on early withdrawals imposed in connection with Section 403(b) annuity purchase plans (see "Federal Income Tax Status," below), redeem all or part of the Contract and receive the Cash Value (equal to the number of Accumulation Units credited to the part of the Contract redeemed times the value of an Accumulation Unit at the end of the Valuation Period in which the request for redemption is received) less federal income tax withholding, if applicable. For information as to Accumulation Units, see "Value of the Accumulation Unit," below. Subject to certain limitations, the Contract Owner may elect to have all or a portion of the amount due upon a total redemption of a Contract applied under certain Settlement Options or applied toward the purchase of other annuity or insurance products offered by The Franklin. Federal tax penalties may apply to certain redemptions. See "Redemption," "Transfers to and from Other Contracts," "Settlement Options," and "Federal Income Tax Status," below.

TERMINATION BY THE FRANKLIN

     The Franklin currently reserves the right to terminate Contracts if Stipulated Payments are less than $120 in each of three consecutive Contract Years (excluding the first Contract Year) and if the Cash Value is less than $500 at the end of such three-year period. Different termination provisions apply in the case of Individual Retirement Annuities. See "Termination by The Franklin," below.

-------------------------------------------------------------------------------

                       FRANKLIN LIFE VARIABLE ANNUITY FUND A
                             SUPPLEMENTARY INFORMATION
               PER-UNIT INCOME AND CHANGES IN ACCUMULATION UNIT VALUE
                 (SELECTED DATA AND RATIOS FOR AN ACCUMULATION UNIT
                         OUTSTANDING THROUGHOUT EACH YEAR)

The financial information in this table for each of the three years in the period ended December 31, 1997 has been audited by Ernst & Young LLP, independent auditors. The financial information in this table for each of the two years in the period ended December 31, 1994 was audited by Coopers & Lybrand L.L.P., independent accountants. This table should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.




                                                           YEAR ENDED DECEMBER 31
                       ---------------------------------------------------------------------------------------------------
                         1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                       ---------------------------------------------------------------------------------------------------
Investment Income       $1.910  $  1.685  $  1.948  $  1.408  $  1.231   $ 1.064  $  1.194  $  1.326  $  1.343  $   .235
Expenses                 1.312     1.090      .875      .773      .773      .723      .654      .569      .528      .454
                       ---------------------------------------------------------------------------------------------------
Net Investment
income                    .598      .595     1.073      .635      .458      .341      .540      .757      .815      .781
Net realized and
  unrealized gain
  (loss) on
  securities            16.346    11.690    14.139     (.240)     .112      .770    14.238    (3.287)    7.021      .043
                       ---------------------------------------------------------------------------------------------------
Net change in
  accumulation unit
  value                 16.944    12.285    15.212      .395      .570     1.111    14.778    (2.530)    7.836      .824
Accumulation unit
  value:
  Beginning of year     81.485    69.200    53.988    53.593    53.023    51.912    37.134    39.664    31.828    31.004
                       ---------------------------------------------------------------------------------------------------
End of year            $98.429   $81.485   $69.200   $53.988   $53.593   $53.023   $51.912   $37.134   $39.664   $31.828
                       ---------------------------------------------------------------------------------------------------
                       ---------------------------------------------------------------------------------------------------
Ratio of expenses to
  average net
  assets                  1.44%     1.44%     1.44%     1.44%     1.44%     1.44%     1.44%     1.44%     1.44%     1.44%
Ratio of net
  investment
  income to
  average net
  assets                   .66%      .79%     1.76%     1.18%      .85%      .68%     1.19%     1.91%     2.22%     2.47%
Portfolio turnover
  rate                     .70%     4.77%    14.66%    88.99%    68.62%    59.84%    28.47%    24.01%    64.55%   104.96%
Number of
  accumulation
  units outstanding
  at end of year       124,714   139,945   150,474   172,507   198,763   217,948   229,368   256,831   277,735   305,265
                       ---------------------------------------------------------------------------------------------------
                       ---------------------------------------------------------------------------------------------------






                        ------------------------------------

                                FINANCIAL STATEMENTS

     The financial statements for the Fund and The Franklin and the reports of the independent auditors and accountants for the Fund and The Franklin are included in the Statement of Additional Information.

                                     INTRODUCTION

                       FRANKLIN LIFE VARIABLE ANNUITY FUND A

                  INDIVIDUAL VARIABLE ANNUITY CONTRACTS ISSUED BY
                        THE FRANKLIN LIFE INSURANCE COMPANY

     The Contracts offered by this Prospectus are designed primarily to assist in retirement planning for individuals. The Contracts provide Annuity Payments for life commencing on a selected Annuity Payment Date; other Settlement Options are available. The amount of the Annuity Payments will vary with the investment performance of the assets of the Fund, a separate account which has been established by The Franklin under Illinois insurance law. For the primary investment objective of the Fund, see "Investment Policies and Restrictions of the Fund," below.

     The Qualified Contracts described in this Prospectus will not knowingly be sold other than for use:

     (1) in connection with qualified employee pension and profit-sharing trusts described in Section 401(a) and tax-exempt under Section 501(a) of the Code, and qualified annuity plans described in Section 403(a) of the Code;

     (2) in connection with qualified pension, profit-sharing and annuity plans established by self-employed persons ("H.R. 10 Plans");

     (3) in connection with annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code; or

     (4) as Individual Retirement Annuities described in Section 408(b) of the Code, including Simplified Employee Pensions described in Section 408(k) of the Code.

     Pursuant to this Prospectus, The Franklin offers two types of Contracts: those under which Annuity Payments to the Variable Annuitant commence immediately-"Immediate Variable Annuities"-and those under which Annuity Payments to the Variable Annuitant commence in the future-"Deferred Variable Annuities." Deferred Variable Annuities may be purchased either with periodic Stipulated Payments or with a single Stipulated Payment, while Immediate Variable Annuities may only be purchased with a single Stipulated Payment.

     The Franklin is a legal reserve stock life insurance company organized under the laws of the State of Illinois in 1884. The Franklin issues individual life insurance, annuity and accident and health insurance policies, group annuities and group life insurance and offers a variety of whole life, life, retirement income and level and decreasing term insurance plans. Its Home Office is located at #1 Franklin Square, Springfield, Illinois 62713.

     American General Corporation ("American General") through its wholly-owned subsidiary, AGC Life Insurance Company ("AGC Life"), owns all of the outstanding shares of common stock of The Franklin. The address of AGC Life is American General Center, Nashville, Tennessee 37250-0001. The address of American General is 2929 Allen Parkway, Houston, Texas 77019-2155.

     American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans, and life insurance. The company was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

      Subject to the terms of any plan pursuant to which a Contract is issued, the Contract Owner may elect to have a portion of the Stipulated Payment or Payments applied by The Franklin for the purchase of a Fixed-Dollar Annuity. Fixed-Dollar Annuity contracts do not, however, participate in the Fund and the contracts are transferred to the general account of The Franklin. In cases where both a Fixed-Dollar and a Variable Annuity are provided under the same contract, either annuity may be terminated and the Cash Value attributable thereto obtained or other Settlement Option elected by the Contract Owner, at any time prior to commencement of Annuity Payments by The Franklin; under these circumstances, the other annuity may be continued in effect, provided that the annual stipulated payment allocated to the other annuity satisfies The Franklin's usual underwriting practices. These practices presently require that each periodic Stipulated Payment which purchases the Variable Annuity be at least $10. See generally "Redemption," "Settlement Options," and "Federal Income Tax Status-Individual Retirement Annuities," below.

     Unless otherwise indicated in this Prospectus, the discussion of the Contracts herein refers to Variable Annuity Contracts, or to the Variable Annuity portion in cases where both a variable and a Fixed-Dollar Annuity are provided in the same contract, and not to any Fixed-Dollar Annuity. Provisions relating to a Fixed-Dollar Annuity and a Variable Annuity are separate, and neither is dependent upon the other in its operation.

     The discussion of Contract terms herein in many cases summarizes those terms. Reference is made to the full text of the Contract forms, which are filed with the Securities and Exchange Commission as exhibits to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of which this Prospectus is a part. The exercise of certain of the Contract rights herein described may be subject to the terms and conditions of any Qualified Plan under which such Contract may be purchased. This Prospectus contains no information concerning any such Qualified Plan. Further information relating to some Qualified Plans may be obtained from the disclosure documents required to be distributed to employees under the Employee Retirement Income Security Act of 1974.

                        DESCRIPTION OF THE SEPARATE ACCOUNT

     The Fund was established as a separate account on November 5, 1969 by resolution of the Board of Directors of The Franklin pursuant to the provisions of the Illinois Insurance Code. The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Such registration does not involve supervision of the management or investment practices or policies of the Fund or of The Franklin by the Commission. The Board of Managers of the Fund must be elected annually by Contract Owners. A majority of the members of the Board of Managers are persons who are not otherwise affiliated with The Franklin. See "Management," below. The Fund meets the definition of a "Separate Account'' under the federal securities laws.

     Under the provisions of the Illinois Insurance Code: (i) the income, gains or losses of the Fund are credited to or charged against the amounts allocated to the Fund in accordance with the terms of the Contracts, without regard to the other income, gains or losses of The Franklin; and (ii) the assets of the Fund are not chargeable with liabilities arising out of The Franklin's other business activities, including liabilities of any other separate account which may be established. These assets are held with relation to the Contracts described in this Prospectus and such other Variable Annuity contracts as may be issued by The Franklin and designated by it as participating in the Fund. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of The Franklin. Accordingly, all of The Franklin's assets (except those allocated to other separate accounts which have been or may be established) are available to meet its obligations and expenses under the Contracts participating in the Fund.

     The Franklin is taxed as a "life insurance company" under the Code. The Fund is subject to tax as part of The Franklin for federal income tax purposes. However, the operations of the Fund are considered separately from the other operations of The Franklin in computing The Franklin's tax liability and the Fund is not affected by federal income taxes paid by The Franklin with respect to its other operations. The operations of the Fund are treated separately from the other operations of The Franklin for accounting and financial statement purposes. Under existing law, no federal income tax is payable by The Franklin on investment income and realized capital gains of the Fund. See "Federal Income Tax Status," below.

                     DEDUCTIONS AND CHARGES UNDER THE CONTRACTS


     The Franklin deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular contract. For example, the sales deductions may not fully cover all of the sales and distribution expenses actually incurred by The Franklin, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.


A.   SALES AND ADMINISTRATION DEDUCTIONS

     Deductions will be made as follows for sales expenses with respect to the Contracts and for administrative expenses with respect to Contracts and the
Fund:

           (1) Under Single Stipulated Payment Contracts, a deduction of 4% (with a maximum of $100) is made from the single payment for administrative expenses. In addition, a sales expense deduction of 5% of the total payment is made from the payment. In the case of the minimum Single Stipulated Payment Contract sold, the combined deductions for administrative expenses and sales expenses amount to 9.89% of the net amount invested (5.49% for sales expenses and 4.40% for administrative expenses) assuming no premium taxes are applicable.

           (2) Under Periodic Payment Contracts, a deduction of 6% is made from each payment for sales expenses and 3% for administrative expenses. The combined deductions for sales and administrative expenses amount to 9.89% of the net amount invested (6.59% for sales expenses and 3.30% for administrative expenses) assuming no premium taxes are applicable.

     Deductions for sales expenses are made pursuant to a Sales Agreement with Franklin Financial Services Corporation ("Franklin Financial"), a wholly-owned subsidiary of The Franklin and the principal underwriter of the Fund. See "Distribution of the Contracts," below, and in the Statement of Additional Information. The above deductions for administrative expenses, and charges for mortality and expense risk assurances discussed under "Mortality and Expense Risk Charge," below, are made pursuant to an Administration Agreement dated June 30, 1971 between the Fund and The Franklin. The Administration Agreement is described under "Investment Advisory and Other Services" in the Statement of Additional Information.


     The total deductions made in respect of sales expenses of Franklin Financial in 1995, 1996 and 1997 were $20,566, $14,575 and $11,286, respectively, and all such amounts were retained on behalf of Franklin
Financial.


     The administration deductions are designed to cover the actual expenses of administering the Contracts and the Fund. The aggregate dollar amounts of the administration deductions for the fiscal years ended December 31, 1995, 1996 and 1997 were $10,279, $7,285 and $5,640, respectively.

B.   PREMIUM TAXES

     At the time any premium taxes are payable by The Franklin on the consideration received from the sale of the Contracts, the amount thereof will be deducted from the Stipulated Payments. Premium taxes ranging up to 5% are charged by various jurisdictions in which The Franklin is transacting business and in which it may, after appropriate qualification, offer Contracts.


C.   MORTALITY AND EXPENSE RISK CHARGE

     While Annuity Payments will reflect the investment performance of the Fund, they will not be affected by adverse mortality experience or by any excess in the actual expenses of the Contracts and the Fund over the maximum administration deductions provided for in the Contracts. The Franklin assumes the risk that Annuity Payments will continue for a longer period than anticipated because the Variable Annuitant lives longer than expected (or the Variable Annuitants as a class do so) and also assumes the risk that the administration deductions may be insufficient to cover the actual expenses of the administration of the Contracts and of the Fund (except those expenses listed under "Investment Management Service Charge," below, which the Fund will bear). The Franklin assumes these risks for the duration of the Contract and the annuity rate, mortality and expense risk deductions and charges set forth herein will not be increased regardless of the actual mortality and expense experience. The mortality risk charge is imposed regardless of whether or not the payment option selected involves a life contingency.

     For assuming these risks, The Franklin imposes a daily charge against the value of the Accumulation Unit and the Annuity Unit. (For further information as to the Accumulation Unit and the Annuity Unit, see "Deferred Variable Annuity Accumulation Period" and "Annuity Period," below.) These charges are at the current combined annual rate of 1.002% (.002745% on a daily basis), of which .900% is for annuity rate and mortality assurances and .102% is for expense assurances. If the money collected from this charge is not needed, it will be to The Franklin's gain and may be used to cover contract distribution expenses.


     During 1995, 1996 and 1997, The Franklin earned and was paid $97,809, $108,769 and $119,981, respectively, by reason of these charges. Such charges during 1997 were equal to 1.002% of average net assets.


D.   INVESTMENT MANAGEMENT SERVICE CHARGE

     The Franklin acts as investment manager of the Fund. For acting as such, The Franklin makes a charge against the Fund at the annual rate of 0.438% of the Fund's assets, computed by imposing a daily charge of 0.0012% against the value of the Accumulation Unit and of the Annuity Unit, in determining those values.

     The investment management services are rendered and the charge is made pursuant to an Investment Management Agreement executed and dated January 31, 1995, pursuant to approval by the Contract Owners at their annual meeting held on April 17, 1995, and renewal to January 31, 1999 by the Board of Managers of the Fund at its meeting on January 19, 1998. The Investment Management Agreement is described under "Investment Advisory and Other Services" in the Statement of Additional Information.


     During 1995, 1996 and 1997, The Franklin earned and was paid $42,758, $47,550 and $52,451, respectively, under the Investment Management Agreement then in effect.


E.   TRANSFERS TO OTHER CONTRACTS

     Subject to any limitations in a Qualified Plan, Contracts may be redeemed prior to the death of the Variable Annuitant and the initial Annuity Payment Date and the Cash Value (less the required amount of federal income tax withholding, if any) may be applied to the purchase of certain other Variable Annuities, Fixed-Dollar Annuities or life insurance contracts issued by The Franklin. Franklin Life Money Market Variable Annuity Fund C and Franklin Life Variable Annuity Fund B, other separate accounts of The Franklin funding Variable Annuity contracts, no longer issue new contracts.

     It is not clear whether gain or loss will be recognized for federal income tax purposes upon the redemption of a Contract, another annuity contract or a life insurance contract issued by The Franklin for purposes of applying the redemption proceeds to the purchase of another contract issued by The Franklin. Federal tax penalties may also apply to such redemptions. Since the income and withholding tax consequences of such redemption and purchase depend on many factors, any person contemplating redemption of a Contract or another contract issued by The Franklin for purposes of purchasing a different contract issued by The Franklin (or any other contract) is advised to consult a qualified tax advisor prior to the time of redemption.

F.   MISCELLANEOUS

     The Fund's total expenses for 1997 were $172,432, or 1.440% of average net assets during 1997.

                                   THE CONTRACTS

A.   GENERAL

     Certain significant provisions of the Contracts and administrative practices of The Franklin with respect thereto are discussed in the following paragraphs.

     Contract Owner inquiries may be directed to the Equity Administration Department of The Franklin at the address or telephone number set forth on the cover of this Prospectus.

     1.   ANNUITY PAYMENTS

     Variable Annuity Payments are determined on the basis of (i) an annuity rate table specified in the Contract, and (ii) the investment performance of the Fund. In the case of Deferred Variable Annuity Contracts, the annuity rate table is set forth in the Contract (but see below). In the case of Immediate Variable Annuities, the table is that used by The Franklin on the date of issue of the Contract. The amount of the Annuity Payments will not be affected by mortality experience adverse to The Franklin or by an increase in The Franklin's expenses related to the Fund or the Contracts in excess of the expense deductions provided for in the Contracts. The Variable Annuitant under an annuity with a life contingency or one providing for a number of Annuity Payments certain will receive the value of a fixed number of Annuity Units each month, determined as of the initial Annuity Payment Date on the basis of the applicable annuity rate table and the then value of his or her account. The value of Annuity Units, and thus the amounts of the monthly Annuity Payments, will, however, reflect investment gains and losses and investment income occurring after the initial Annuity Payment Date, and thus the amount of the Annuity Payments will vary with the investment experience of the Fund. See "Annuity Period," below.

     Court decisions, particularly ARIZONA GOVERNING COMMITTEE v. NORRIS, have held that the use of gender-based mortality tables to determine benefits under an employer-related retirement or benefit plan may violate Title VII of the Civil Rights Act of 1964 ("Title VII"). These cases indicate that plans sponsored by employers subject to Title VII generally may not provide different benefits for similarly-situated men and women.

     The Contracts described in this Prospectus incorporate annuity rate tables which reflect the age and sex of the Variable Annuitant and the Settlement Option selected. Such sex-distinct tables continue to be appropriate for use, for example, under Contracts which are not purchased in connection with an "employer-related" plan subject to NORRIS (such as individual retirement annuities not sponsored by an employer). However, in order to enable subject employers to comply with NORRIS, The Franklin will provide "unisex" annuity rate tables for use under Contracts purchased in connection with "employer-related" plans. Persons contemplating purchase of a Contract, as well as current Contract Owners, should consult a legal advisor regarding the applicability and implications of NORRIS in connection with their purchase and ownership of a Contract.

     2. INCREASE OR DECREASE BY CONTRACT OWNER IN AMOUNT OR NUMBER OF PERIODIC STIPULATED PAYMENTS

     Stipulated Payments can be paid on an annual, semi-annual or quarterly schedule or, with The Franklin's consent, monthly. The first Stipulated Payment is due as of the date of issue and each subsequent Stipulated Payment is due on the first day following the interval covered by the next preceding Stipulated Payment and on the same date each month as the date of issue. The Contract Owner may increase the amount of a Stipulated Payment on an annualized basis under a Periodic Stipulated Payment Contract (except in the case of an Individual Retirement Annuity, which cannot be increased above the amounts described under "Purchase Limits," immediately below) up to an amount on an annualized basis equal to twice the amount of the first Stipulated Payment on an annualized basis. Similarly, subject to the limitations described under "Purchase Limits," immediately, below, the amount of a Periodic Stipulated Payment may be decreased by the Contract Owner on any date a Stipulated Payment is due. Unless otherwise agreed to by The Franklin, the mode of Stipulated Payment may be changed only on a Contract Anniversary.

     The Contract Owner may continue making Stipulated Payments after the agreed number of Stipulated Payments has been made, but The Franklin will not accept Stipulated Payments after age 75. Submission of a Stipulated Payment in an amount different from that of the previous payment, subject to the aforesaid limits, will constitute notice of the election of the Contract Owner to make such change.

     3.   ASSIGNMENT OR PLEDGE

     A Contract may not be assigned by the Contract Owner except when issued to a trustee in connection with certain types of plans designed to qualify under Section 401 of the Code or when made pursuant to a qualified domestic relations order rendered by a state court in satisfaction of family support obligations. In general, a pledge or assignment made with respect to certain Contracts may, depending on such factors as the amount pledged or assigned, be treated as a taxable distribution. See "Individual Retirement Annuities," below, for special rules applicable thereto. Moreover, in certain instances, pledges or assignments of a Qualified Contract may result in the imposition of certain tax penalties. See generally "The Contracts: Qualified Plans," below.

     Persons contemplating the assignment or pledge of a Contract are advised to consult a qualified tax advisor concerning the federal income tax consequences thereof.

     4.   PURCHASE LIMITS


     Currently, no periodic Stipulated Payment may be less than $10 ($120 on an annual basis). Under the terms of the Contract, The Franklin may increase the minimum periodic Stipulated Payment to $20 ($240 on an annual basis). No single Stipulated Payment may be less than $2,500, except that in the case of a deferred Single Stipulated Payment Contract to be used as an Individual Retirement Annuity funded with a Rollover Contribution, the total Stipulated Payment applicable to the Variable Annuity, prior to administration and sales deductions, must be at least $1,000 unless, with consent of The Franklin, a smaller single Stipulated Payment is permitted. In the case of a Contract issued for use as an Individual Retirement Annuity, annual premium payments may not, in general, exceed $2,000. However, if the Individual Retirement Annuity is a Simplified Employee Pension, annual premium payments may not exceed $30,000. Single Stipulated Payment Contracts are not available as Individual Retirement Annuities except for those funded with Rollover Contributions and except for those to be used as Simplified Employee Pensions.

     5.   TERMINATION BY THE FRANKLIN

     The Franklin currently reserves the right to terminate any Contract, other than a Contract issued for use as an Individual Retirement Annuity, if total Stipulated Payments paid are less than $120 in each of three consecutive Contract Years (excluding the first Contract Year) and if the Cash Value is less than $500 at the end of such three-year period. Under the terms of the Contract, The Franklin may terminate such Contract if total Stipulated Payments paid are less than $240 in each of such three consecutive Contract Years and if the Cash Value is less than $500 at the end of such three-year period. The Franklin must give 31 days' notice by mail to the Contract Owner of such termination. The Franklin will not exercise any right to terminate such Contract if the value of the Contract declines to less than $500 as a result of a decline in the market value of the securities held by the Fund.

     The Franklin reserves the right to terminate any Contract issued for use as an Individual Retirement Annuity if no Stipulated Payments have been received for any two Contract Years and if the first monthly Annuity Payment, determined at the initial Annuity Payment Date, arising from the Stipulated Payments received prior to such two-year period would be less than $20.

     Upon termination as described above, The Franklin will pay to the Contract Owner the Cash Value of the Contract, less federal income tax withholding, if applicable. For certain tax consequences upon such payment, see "Federal Income Tax Status," below.

     6.   RIGHT TO REVOCATION OF CONTRACT

     A Contract Owner has the right to revoke the purchase of a Contract within 10 days after receipt of the Contract, and upon such revocation will be entitled to a return of the entire amount paid. The request for revocation must be made by mailing or hand-delivering the Contract and a written request for its revocation within such 10-day period either to The Franklin Life Insurance Company, Cashiers Department, #1 Franklin Square, Springfield, Illinois 62713, or to the agent from whom the Contract was purchased. In general, notice of revocation given by mail is deemed to be given on the date of the postmark, or, if sent by certified or registered mail, the date of certification or registration.

     7.   New Contracts No Longer Being Issued

     The Fund no longer issues new Contracts.

B.   DEFERRED VARIABLE ANNUITY ACCUMULATION PERIOD

     1. CREDITING ACCUMULATION UNITS; DEDUCTIONS FOR SALES AND ADMINISTRATIVE EXPENSES

     During the accumulation period--the period before the initial Annuity Payment Date--deductions from Stipulated Payments for sales and administrative expenses are made as specified under "Deductions and Charges Under the Contracts," above. In addition, any applicable premium taxes, also as specified above under that caption, are deducted from the Stipulated Payments. The balance of each Stipulated Payment is credited to the Contract Owner in the form of Accumulation Units.

     The number of a Contract Owner's Accumulation Units is determined by dividing the net amount of Stipulated Payments credited to his or her Contract by the value of an Accumulation Unit at the end of the Valuation Period during which the Stipulated Payment is received, except that, in the case of the original application for a Variable Annuity Contract, the value of an Accumulation Unit within two business days after receipt of the application will be used if the application and all information necessary to process the application are complete upon receipt. If the application and such information are not complete upon receipt, The Franklin, within five days after the receipt of an original application and initial payment at the Home Office of The Franklin, will attempt to complete the application and will either accept the application or reject the application and return the initial payment.

     The number of Accumulation Units so determined will not be changed by any subsequent change in the dollar value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from day to day depending upon the investment experience of the Fund.

     2.   VALUATION OF A CONTRACT OWNER'S CONTRACT

     The Cash Value of a Contract at any time prior to the initial Annuity Payment Date can be determined by multiplying the total number of Accumulation Units credited to the account by the current Accumulation Unit value. The Contract Owner bears the investment risk, that is, the risk that market values may decline. There is no assurance that the Cash Value of the Contract will equal or exceed the Stipulated Payments made. A Contract Owner may obtain from the Home Office of The Franklin information as to the current value of an Accumulation Unit and the number of Accumulation Units credited to his or her Contract.

     3.   VALUE OF THE ACCUMULATION UNIT

     The value of an Accumulation Unit was set at $10 effective July 1, 1971. Accumulation Units currently are valued each Valuation Date (each day in which there is a sufficient degree of trading in the securities in which the Fund invests that the value of an Accumulation Unit might be materially affected by changes in the value of the Fund's investments, other than a day during which no Contract or portion thereof is tendered for redemption and no order to purchase or transfer a Contract is received by the Fund, as of the close of trading on that day). After the close of trading on a Valuation Date, or on a day when Accumulation Units are not valued, the value of an Accumulation Unit is equal to its value as of the immediately following Valuation Date. The value of an Accumulation Unit on the last day of any Valuation Period is determined by multiplying the value of an Accumulation Unit on the last day of the immediately preceding Valuation Period by the Net Investment Factor (defined below) for the current Valuation Period.

     At each Valuation Date a gross investment rate for the Valuation Period then ended is determined from the investment performance of the Fund for the Valuation Period. Such rate is equal to (i) accrued investment income for the Valuation Period, plus capital gains and minus capital losses for the period, whether realized or unrealized, on the assets of the Fund (adjusted by a deduction for the payment of any applicable state or local taxes as to the income or capital gains of the Fund) divided by (ii) the value of the assets of the Fund at the beginning of the Valuation Period. The gross investment rate may be positive or negative.

     The net investment rate for the Valuation Period is then determined by deducting, currently, .003945% (1.440% on an annual basis) for each day of the Valuation Period as a charge against the gross investment rate. This charge is made by The Franklin for providing investment management services, annuity rate or mortality assurances and expense assurances. See "Deductions and Charges Under the Contracts," above.

     The net investment factor for the Valuation Period is the sum of 1.00000000 plus the net investment rate for the Valuation Period ("Net Investment Factor").

     The net investment rate may be negative if the combined capital losses, Valuation Period deductions and increase in the tax reserve exceed investment income and capital gains. Thus, the Net Investment Factor may be less than 1.00000000, and the value of an Accumulation Unit at the end of a Valuation Period may be less than the value for the previous Valuation Period.

     4.   VALUATION OF FUND ASSETS

     In determining the value of the assets of the Fund, each security traded on a national securities exchange is valued at the last reported sale price on the Valuation Date. If there has been no sale on such day, then the value of such security is taken to be the current bid price at the time as of which the value is being ascertained. Any security not traded on a securities exchange but traded in the over-the-counter market is valued at the current bid price on the Valuation Date. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Managers.

     5.   REDEMPTION

     A Contract Owner under a Deferred Variable Annuity Contract, prior to the death of the Variable Annuitant and prior to the initial Annuity Payment Date, may, subject to any limitations on early settlement contained in an applicable Qualified Plan, redeem the Contract, in whole or in part, by submission of the Contract and a written request for its redemption to The Franklin's Home Office, and will receive the Cash Value of the part of the Contract redeemed. Early withdrawal of certain amounts attributable to Contracts issued pursuant to an annuity purchase plan meeting the requirements of Code Section 403(b) may be prohibited. See "Federal Income Tax Status," below. The Cash Value of a Contract or part thereof redeemed prior to the initial Annuity Payment Date is the number of Accumulation Units credited to the Contract (or that part so redeemed) times the value of an Accumulation Unit at the end of the Valuation Period in which the request for redemption is received. Except in limited circumstances discussed below, the payment of the Cash Value will be made within seven days after the date a properly completed and documented request for redemption is received by The Franklin at its Home Office. The right of redemption may be suspended or the date of payment postponed during any periods when the New York Stock Exchange is closed (other than customary weekend and holiday closings); when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or for such other periods as the Securities and Exchange Commission by order may permit to protect Contract Owners.

     Where the Contract Owner has both a Variable Annuity and a Fixed-Dollar Annuity, a request for partial redemption, if no other indication is obtained from the Contract Owner, will be treated as a pro rata request for partial redemption of the Variable Annuity and the Fixed-Dollar Annuity.

     In lieu of a single payment of the amount due upon redemption of a Contract, the Contract Owner may elect, at any time prior to the initial Annuity Payment Date and during the lifetime of the Variable Annuitant, to have all or any portion of the amount due applied under any available Settlement Option. See "Settlement Options," below. However, no Settlement Option may be elected upon redemption without surrender of the entire Contract.

     The payment of the Cash Value of a redeemed Contract either in a single payment or under an available Settlement Option may be subject to federal income tax withholding and federal tax penalties. See "Federal Income Tax Status," below.

     6.   PAYMENT OF ACCUMULATED VALUE AT TIME OF DEATH

     In the event of the death of the Variable Annuitant prior to the initial Annuity Payment Date, death benefits payable to the surviving beneficiary will be paid by The Franklin within seven days of receipt by The Franklin of written notice of such death. The death proceeds payable will be the Cash Value of the Contract determined as of the date on which written notice of death is received by The Franklin by mail if such date is a Valuation Date; if such date is not a Valuation Date, the determination will be made on the next following Valuation Date. There is no assurance that the Cash Value of a Contract will equal or exceed the Stipulated Payments made. For payment of death proceeds in the event no Beneficiary is surviving at the death of the Variable Annuitant, see "Change of Beneficiary or Mode of Payment of Proceeds; Death of Beneficiaries," below. The Code imposes certain requirements concerning payment of death benefits payable before the initial Annuity Payment Date in the case of Qualified Contracts. Under those Contracts, death benefits will be paid as required by the Code and as specified in the governing plan documents. The terms of such documents should be consulted to determine the death benefits and any limitations the plan may impose. You should consult your legal counsel and tax advisor regarding these requirements.

     Subject to the foregoing, the Contract Owner may, at any time prior to the initial Annuity Payment Date, elect that all or any portion of such death proceeds be paid to the Beneficiary under any one of the available Settlement Options. See "Settlement Options," below. If the Contract Owner has not made such an election, the Beneficiary may do so after the death of the Variable Annuitant. The Contract Owner or the Beneficiary, whichever selects the method of settlement, may designate contingent Beneficiaries to receive any other amounts due should the first Beneficiary die before completion of the specified payments. If neither the Contract Owner nor the Beneficiary elects payment of death proceeds under an available Settlement Option, payment will be made to the Beneficiary in a single sum.

     Death proceeds may be applied to provide variable payments, fixed-dollar payments or a combination of both.

     The payment of death proceeds may be subject to federal income tax withholding. See "Income Tax Withholding," below.

     In the event of the death of the Variable Annuitant after the initial Annuity Payment Date, payments under a Contract will be made as described in "Settlement Options," below.

     7.   OPTIONS UPON FAILURE TO MAKE STIPULATED PAYMENTS

     Upon a failure to make a Stipulated Payment under a Periodic Stipulated Payment Contract, subject to The Franklin's power of termination described under "Termination by The Franklin," above, and subject to the right of The Franklin to pay the value of the Contract Owner's account in a single sum at the initial Annuity Payment Date if the value on such date is less than $2,000, the Contract Owner may elect, prior to the death of the Variable Annuitant and prior to the initial Annuity Payment Date, either of the following options:

           (a) to exercise any of the available Settlement Options described under "Settlement Options," below, or redeem the Contract as described under "Redemption," above; or

           (b) to have the Contract continued from the date of failure to make a Stipulated Payment as a paid-up annuity to commence on the initial Annuity Payment Date stated in the Contract.

    If no option is elected by the Contract Owner within 31 days after failure to make a Stipulated Payment, the Contract will automatically be continued under the paid-up annuity option.

     8.   REINSTATEMENT (AS TO PERIODIC STIPULATED PAYMENT CONTRACTS)

     A Contract Owner, by making one Stipulated Payment, may reinstate a Periodic Stipulated Payment Contract as to which there has been a failure to make a Stipulated Payment, if the Contract at the time of the payment is being continued as a paid-up annuity. However, such reinstatement does not automatically reinstate the benefits provided by any riders to the Contract providing life insurance or disability benefits.

     9. CHANGE OF BENEFICIARY OR MODE OF PAYMENT OF PROCEEDS; DEATH OF BENEFICIARIES

     While the Contract is in force the Contract Owner may (by filing a written request at the Home Office of The Franklin) change the Beneficiary or Settlement Option, or, if agreed to by The Franklin, change to a mode of payment different from one of the Settlement Options, subject to applicable limitations under the Code and any governing Qualified Plan.

     If any Beneficiary predeceases the Variable Annuitant, the interest of such Beneficiary will pass to the surviving Beneficiaries, if any, unless otherwise provided by endorsement. If no Beneficiary survives the Variable Annuitant and no other provision has been made, then, upon the death of the Variable Annuitant, the proceeds will be paid in a single sum to the Contract Owner or, if the Variable Annuitant was the Contract Owner, to the executors or administrators of the Contract Owner's estate.

     10.  SETTLEMENT OPTIONS

     At any time prior to the initial Annuity Payment Date and during the lifetime of the Variable Annuitant, the Contract Owner may elect to have all or a portion of the amount due in settlement of the Contract applied under any of the available Settlement Options described below. If the Contract Owner fails to elect a Settlement Option, payment automatically will be made in the form of a life annuity. See "First Option," below, and "Deferred Variable Annuity Contracts," below.

     Annuity Payments under a Settlement Option are made to the Variable Annuitant during his or her lifetime, or for such shorter period that may apply under the particular Settlement Option. Upon the death of the original Variable Annuitant after the initial Annuity Payment Date, any remaining Annuity Payments that are due under the Settlement Option elected will be continued to the Beneficiary or, if elected by the Contract Owner (or, if so designated by the Contract Owner, by the Beneficiary), the Cash Value of the Contract, as described under such Settlement Option below, will be paid to the Beneficiary in one lump sum. Upon the death of any Beneficiary to whom payments are being made under a Settlement Option, a single payment equal to the then remaining Cash Value of the Contract, if any, will be paid to the executors or administrators of the Beneficiary, unless other provision has been specified and accepted by The Franklin. For a discussion of payments if no Beneficiary is surviving at the death of the Variable Annuitant, see "Change of Beneficiary or Mode of Payment of Proceeds; Death of Beneficiaries," immediately above.

     Payment to a Contract Owner upon redemption of a Contract, and payment of death proceeds to a Beneficiary upon the death of the Variable Annuitant prior to the initial Annuity Payment Date, may also be made under an available Settlement Option in certain circumstances. See "Redemption," above, and "Payment of Accumulated Value at Time of Death," above.

     Available Settlement Options may be selected on a fixed or variable basis or a combination thereof, except that Settlement Options may be selected only on a fixed basis under a Contract issued for use as an Individual Retirement Annuity. Under an Option which is paid on a fixed basis, there is no sharing in the investment experience of the Fund and, upon commencement of payments, participation in the Fund terminates (the subject Contract will be transferred to the general account of The Franklin). Settlement under the First, Second, Third, Fourth or Fifth Option below is subject to satisfactory proof of age of the person or persons to whom the Annuity Payments are to be made.

     The minimum amount of proceeds which may be applied under any Settlement Option for any person is $2,000 and proceeds of a smaller amount may be paid in a single sum in the discretion of The Franklin, except in the case of a deferred Single Stipulated Payment Contract funded with a Rollover Contribution not in excess of $2,000. See "Purchase Limits," above. Further, if at any time payments under a Settlement Option become less than $25 per payment, The Franklin has the right to change the frequency of payment to such intervals as will result in payments of at least $25.

     In the case of Immediate Variable Annuity Contracts, the only Settlement Options offered are the life annuity, the life annuity with 120, 180 or 240 monthly payments certain, or the joint and last survivor life annuity. See "First Option," "Second Option" and "Fourth Option," below, and "Immediate Variable Annuity Contracts," below.

     The distribution rules which Qualified Plans must satisfy in order to be tax-qualified under the Code may limit the utilization of certain Settlement Options, or may make certain Settlement Options unavailable, in the case of Contracts issued in connection therewith. These distribution rules could affect such factors as the commencement of distributions and the period of time over which distributions may be made. All Settlement Options are offered subject to the limitations of the distribution rules.

     The Statement of Additional Information describes certain limitations on Settlement Options based on The Franklin's current understanding of the distribution rules generally applicable to Contracts purchased under this Prospectus for use as Individual Retirement Annuities or issued in connection with Section 403(b) annuity purchase plans. See "Limitations on Settlement Options" in the Statement of Additional Information. Persons considering the purchase of a Contract and Contract Owners contemplating election of a Settlement Option are urged to obtain and read the Statement of Additional Information. Various questions exist, however, about the application of the distribution rules to distributions from the Contracts and their effect on Settlement Option availability thereunder. Persons contemplating the purchase of a Contract are advised to consult a qualified tax advisor concerning the effect of the distribution rules on the Settlement Option or Options he or she is contemplating.

     Neither this Prospectus nor the Statement of Additional Information, however, describes limitations on Settlement Options based on applicable distribution rules in the case of Contracts issued in connection with qualified pension and profit-sharing plans under Section 401(a) of the Code and annuity plans under Section 403(a) of the Code. Under those Contracts, available Settlement Options are limited to those Options specified in the governing plan documents. The terms of such documents should be consulted to determine Settlement Option availability and any other limitations the plan may impose on early redemption of the Contract, payment in settlement thereof, or similar matters. Generally, limitations comparable to those described in the Statement of Additional Information for Individual Retirement Annuities and Section 403(b) annuity purchase plans also apply with respect to such qualified pension, profit-sharing and annuity plans (including H.R. 10 Plans).

     Persons contemplating election of the Fifth or Sixth Option should consult a qualified tax advisor to determine whether the continuing right of redemption under any such Option might be deemed for tax purposes to result in the "constructive receipt" of the Cash Value of the Contract.

     FIRST OPTION-LIFE ANNUITY. An annuity payable monthly during the lifetime of the Variable Annuitant, ceasing with the last Annuity Payment due prior to the death of the Variable Annuitant. This Option offers the maximum level of monthly Annuity Payments since there is no guarantee of a minimum number of Annuity Payments or provision for any continued payments to a Beneficiary upon the death of the Variable Annuitant. It would be possible under this Option for the Variable Annuitant to receive only one Annuity Payment if he or she died before the second Annuity Payment Date, or to receive only two Annuity Payments if he or she died after the second Annuity Payment Date but before the third Annuity Payment Date, and so forth.

     SECOND OPTION-LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN. An annuity payable monthly during the lifetime of the Variable Annuitant including the commitment that if, at the death of the Variable Annuitant, Annuity Payments have been made for less than 120 months, 180 months or 240 months (as selected by the Contract Owner in electing this Option), Annuity Payments shall be continued during the remainder of the selected period to the Beneficiary. The cash value under this Settlement Option is the present value of the current dollar amount of any unpaid Annuity Payments certain.

     THIRD OPTION-UNIT REFUND LIFE ANNUITY. An annuity payable monthly during the lifetime of the Variable Annuitant, ceasing with the last Annuity Payment due prior to the death of the Variable Annuitant, provided that, at the death of the Variable Annuitant, the Beneficiary will receive a payment of the then dollar value of the number of Annuity Units equal to the excess, if any, of (a) over (b) where (a) is the total amount applied under this Option divided by the Annuity Unit value at the initial Annuity Payment Date and (b) is the number of Annuity Units represented by each Annuity Payment multiplied by the number of Annuity Payments made.

For example, if $10,000 were applied on the first Annuity Payment Date to the purchase of an annuity under this Option, the Annuity Unit value at the initial Annuity Payment Date were $2.00, the number of Annuity Units represented by each Annuity Payment were 30.55, 10 Annuity Payments were paid prior to the date of the Variable Annuitant's death and the value of an Annuity Unit on the Valuation Date following the Variable Annuitant's death were $2.05, the amount paid to the Beneficiary would be $9,623.73, computed as follows:

($10.000  - (30.55 x 10)) X 2.05 = (5,000 - 305.5) X $2.05 = 4,694.5 X $2.05 = $9,623.73
 ------
  $2.00


     FOURTH OPTION-JOINT AND LAST SURVIVOR LIFE ANNUITY.   An annuity payable
monthly during the joint lifetime of the Variable Annuitant and a secondary variable annuitant, and thereafter during the remaining lifetime of the survivor, ceasing with the last Annuity Payment due prior to the death of the survivor. Since there is no minimum number of guaranteed payments under this Option, it would be possible under this Option to receive only one Annuity Payment if both the Variable Annuitant and the secondary variable annuitant died before the second Annuity Payment Date, or to receive only two Annuity Payments if both the Variable Annuitant and the secondary variable annuitant died after the second Annuity Payment Date but before the third Annuity Payment Date, and so forth.

     FIFTH OPTION-PAYMENTS FOR A DESIGNATED PERIOD.   An amount payable monthly
to the Variable Annuitant for a number of years which may be from one to 30 (as selected by the Contract Owner in electing this Option). At the death of the Variable Annuitant, payments will be continued to the Beneficiary for the remaining period. The cash value under this Settlement Option is the then present value of the current dollar amount of any unpaid Annuity Payments certain. A Contract under which Annuity Payments are being made under this Settlement Option may be redeemed in whole or in part at any time by the Contract Owner for the aforesaid cash value of the part of the Contract redeemed. See "Redemption," above.

     It should be noted that, while this Option does not involve a life contingency, charges for annuity rate assurances, which include a factor for mortality risks, are included in the computation of Annuity Payments due under this Option. Further, although not contractually required to do so, The Franklin currently follows a practice, which may be discontinued at any time, of permitting persons receiving Annuity Payments under this Option to elect to convert such payments to a Variable Annuity involving a life contingency under the First, Second, Third or Fourth Options above if, and to the extent, such other Options are otherwise available to such person.

     SIXTH OPTION-PAYMENTS OF A SPECIFIED DOLLAR AMOUNT.   The amount due will
be paid to the Variable Annuitant in equal annual, semiannual, quarterly or monthly Annuity Payments of a designated dollar amount (not less than $75 a year per $1,000 of the original amount due) until the remaining balance (adjusted each Valuation Period by the Net Investment Factor for the period) is less than the amount of one Annuity Payment, at which time such balance will be paid and will be the final Annuity Payment under this Option. Upon the death of the Variable Annuitant, payments will be continued to the Beneficiary until such remaining balance is paid. The cash value under this Settlement Option is the amount of proceeds then remaining with The Franklin. A Contract under which Annuity Payments are being made under this Settlement Option may be redeemed at any time by the Contract Owner for the aforesaid cash value.

     Annuity Payments made under the Sixth Option may, under certain circumstances, be converted into a Variable Annuity involving a life contingency. See the last paragraph under the Fifth Option, above, which applies in its entirety to the Sixth Option as well.

     SEVENTH OPTION-INVESTMENT INCOME. The amount due may be left on deposit with The Franklin in its general account and a sum will be paid annually, semiannually, quarterly or monthly, as selected by the Contract Owner in electing this Option, which shall be equal to the net investment rate of 3% stipulated as payable upon fixed-dollar amounts for the period multiplied by the amount remaining on deposit. Upon the death of the Variable Annuitant, the aforesaid payments will be continued to the Beneficiary. The sums left on deposit with The Franklin may be withdrawn at any time.

     Periodic payments received under this Option may be treated like interest for federal income tax purposes. Interest payments are fully taxable and are not subject to the general rules applicable to the taxation of annuities described in "Federal Income Tax Status," below. Persons contemplating election of this Seventh Option are advised to consult a qualified tax advisor concerning the availability and tax effect of this election.

     11. TRANSFER OF FIXED-DOLLAR ANNUITY VALUES TO ACQUIRE VARIABLE ANNUITY ACCUMULATION UNITS

     Where a Deferred Variable Annuity and a Fixed-Dollar Annuity have been issued on the same Contract, on any Contract Anniversary during the accumulation period of the Contract, the Contract Owner may have the cash value of his Fixed-Dollar Annuity transferred in whole or in part to his Variable Annuity to purchase Variable Annuity Accumulation Units at net asset value, without any sales or administrative deductions. However, any such partial transfer of cash value must be at least $500. (A similar privilege, but available four times in one contract year, permits transfer of Variable Annuity Accumulation Unit values to establish values under a Fixed-Dollar Annuity issued on the same Contract.)

C.   ANNUITY PERIOD

     1. ELECTING ANNUITY PAYMENTS AND SETTLEMENT OPTION; COMMENCEMENT OF ANNUITY PAYMENTS

          (a)  DEFERRED VARIABLE ANNUITY CONTRACTS

     A Contract Owner selects a Settlement Option and an initial Annuity Payment Date prior to the issuance of the Deferred Variable Annuity Contract, except that Contracts issued in connection with qualified pension and profit-sharing plans (including H.R. 10 Plans) under Section 401(a) of the Code and annuity plans (including H.R. 10 Plans) under Section 403(a) of the Code provide for Annuity Payments to commence at the date and under the Settlement Option specified in the plan. The Contract Owner may defer the initial Annuity Payment Date and continue the Contract to a date not later than the Contract Anniversary on which the attained age of the Variable Annuitant is 75 unless the provisions of the Code or any governing Qualified Plan require Annuity Payments to commence at an earlier date. See "Limitations on Settlement Options" in the Statement of Additional Information. The Franklin will require satisfactory proof of age of the Variable Annuitant prior to the initial Annuity Payment Date.

          (b)  IMMEDIATE VARIABLE ANNUITY CONTRACTS

     The Franklin offers three forms of Immediate Variable Annuity Contracts: the life annuity, the life annuity with 120, 180 or 240 monthly payments certain and the joint and last survivor life annuity. For a description of these forms of annuity, see the First, Second and Fourth Options under "Settlement Options," above.

     Under an Immediate Variable Annuity, the first Annuity Payment is made to the Variable Annuitant one month after the Effective Date of the Contract, unless the period selected by the Contract Owner for the frequency of Annuity Payments is more than one month, in which case the first Annuity Payment will be made after a period equal to the period so selected from the Effective Date (subject in every case to the survival of the Variable Annuitant, except in cases where a guaranteed payment period is provided).

     2.   THE ANNUITY UNIT

     The Annuity Unit is a measure used to value the First Option (including the automatic life annuity) and the Second, Third, Fourth and Fifth Options, if elected on a variable basis.

     The value of the Annuity Unit as of July 1, 1971 was fixed at $1.00 and for each day thereafter is determined by multiplying the value of the Annuity Unit on the preceding day by the "Annuity Change Factor" for the Valuation Period ending on the tenth preceding day or by 1.0 if no Valuation Period ended on the tenth preceding day. The "Annuity Change Factor" for any Valuation Period is equal to the amount determined by dividing the Net Investment Factor for that Valuation Period by a number equal to 1.0 plus the interest rate for the number of calendar days in such Valuation Period at the effective annual rate of 3-1/2%. The division by 1.0 plus an interest factor of 3-1/2% in calculating the Annuity Change Factor is effected in order to cancel out the assumed net investment rate of 3-1/2% per year which is built into the annuity tables specified in the Contract. See "Determination of Amount of First Monthly Annuity Payment (Deferred Variable Annuity Contracts Only)," below, and "Assumed Net Investment Rate," below.

     Annuity Units are valued in respect of each Annuity Payment Date as of a Valuation Date not less than 10 days prior to the Annuity Payment Date in question in order to permit calculation of amounts of Annuity Payments and mailing of checks in advance of their due dates.

     3. DETERMINATION OF AMOUNT OF FIRST MONTHLY ANNUITY PAYMENT (DEFERRED VARIABLE ANNUITY CONTRACTS ONLY)

     When Annuity Payments commence under a Deferred Variable Annuity Contract, the value of the Contract Owner's account is determined as the product of the value of an Accumulation Unit on the first Annuity Payment Date and the number of Accumulation Units credited to the Contract Owner's account as of such Annuity Payment Date.

     The Contract utilizes tables indicating the dollar amount of the first monthly Annuity Payment under each Settlement Option for each $1,000 of Cash Value of the Contract. The first monthly Annuity Payment varies according to the Settlement Option selected (see "Settlement Options," above) and the "adjusted age" of the Variable Annuitant. The first monthly Annuity Payment may also vary according to the sex of the Variable Annuitant. See "Annuity Payments," above. (The Contracts provide for age adjustment based on the year of birth of the Variable Annuitant and any joint Variable Annuitant; a person's actual age when Annuity Payments commence may not be the same as the "adjusted age" used in determining the amount of the first Annuity Payment.)

     For Contracts utilizing sex-distinct annuity tables, the tables for the First, Second, Third and Fourth Options are determined from the Progressive Annuity Table assuming births in the year 1900 and a net investment rate of 3-1/2% a year. The tables for the Fifth Option are based on a net investment rate of 3% for the General Account and 3-1/2% for the Separate Account. The total first monthly Annuity Payment is determined by multiplying the number of thousands of dollars of Cash Value of the Contract Owner's Contract by the amount of the first monthly Annuity Payment per $1,000 of value from the tables in the Contract.

     The amount of the first monthly Annuity Payment, determined as above, is divided as of the initial Annuity Payment Date by the value of an Annuity Unit to determine the number of Annuity Units represented by the first Annuity Payment. Annuity Units are valued as of a Valuation Date not less than 10 days prior to the initial Annuity Payment Date, pursuant to the procedure discussed under "The Annuity Unit," immediately, above. Thus, there will be a double effect of the investment experience of the Fund during the 10-day period referred to in the preceding sentence, since that experience will be included (as part of the value of an Accumulation Unit) in valuing the Contract Owner's Contract on the initial Annuity Payment Date and (as part of the changes in value of an Annuity Unit) in determining the second monthly Annuity Payment. Also, the number of Annuity Units (and hence the amount of Annuity Payments) will be affected by the net asset values of the Fund approximately 10 days prior to the initial Annuity Payment Date even though changes in those net asset values have occurred during that 10-day period, and even though the value of the Accumulation Units used to determine the Cash Value of the Contract will reflect those changes. See "Amount of Second and Subsequent Monthly Annuity Payments (Deferred Variable Annuity Contracts Only)," below.

     Each Contract contains a provision that the first monthly Annuity Payment will not be less than 103% of the first monthly Annuity Payment available under a then currently issued Immediate Variable Annuity of The Franklin if a single Stipulated Payment were made equal to the value which is being applied under the Contract to provide annuity benefits. This provision assures the Variable Annuitant that if at the initial Annuity Payment Date the annuity rates then applicable to new Immediate Variable Annuity Contracts are significantly more favorable than the annuity rates provided in his or her Contract, the Variable Annuitant will be given the benefit of the new annuity rates.

     4. AMOUNT OF SECOND AND SUBSEQUENT MONTHLY ANNUITY PAYMENTS (DEFERRED VARIABLE ANNUITY CONTRACTS ONLY)

     The number of Annuity Units credited to a Contract on the initial Annuity Payment Date remains fixed during the annuity period, and as of each subsequent Annuity Payment Date the dollar amount of the Annuity Payment is determined by multiplying this fixed number of Annuity Units by the then value of an Annuity Unit.

     5. DETERMINATION OF AMOUNT OF ANNUITY PAYMENTS (IMMEDIATE VARIABLE ANNUITY CONTRACTS ONLY)

     In the case of Immediate Variable Annuities, the number of Annuity Units per month purchased is specified in the Contract. The number of such units is determined by: (1) multiplying the net single Stipulated Payment (after deductions for sales and administrative expenses and premium taxes) by the applicable annuity factor from the annuity tables then used by The Franklin for Immediate Variable Annuity Contracts, and (2) dividing such product by the value of the Annuity Unit as of the date of issue of the Contract. This number of Annuity Units remains fixed for each month during the annuity period, and the dollar amount of the Annuity Payment is determined as of each Annuity Payment Date by multiplying this fixed number of Annuity Units by the value of an Annuity Unit as of each such Annuity Payment Date.

     Annuity Units are valued as of a Valuation Date not less than 10 days prior to the Effective Date of the Contract, pursuant to the procedure discussed under "The Annuity Unit," above. Thus, the number of Annuity Units (and hence the amount of the Annuity Payments) will be affected by the net asset value of the Fund approximately 10 days prior to the Effective Date of the Contract, even though changes in those net asset values have occurred during that 10-day period.

     As of the date of this Prospectus, The Franklin was using, in connection with the determination of the number of Annuity Units per month purchased under Immediate Variable Annuity Contracts, the 1955 American Annuity Table with assumed 4-1/2% interest, the purchase rates in such table being increased by 0.5% (which percentage is decreased 0.2% for each year of age at the Effective Date in excess of 70 years for male Variable Annuitants and in excess of 75 years for female Variable Annuitants). However, in lieu of such table, The Franklin will provide "unisex" annuity rate tables for use under Contracts purchased in connection with employer-related plans subject to the decision of the Supreme Court in ARIZONA GOVERNING COMMITTEE v. NORRIS. See "Annuity Payments," above.

     The Annuity Change Factors used by The Franklin for Immediate Variable Annuity Contracts assume a net investment rate of 3-1/2%.

     6.   ASSUMED NET INVESTMENT RATE

     The objective of a Variable Annuity Contract is to provide level Annuity Payments during periods when the economy, price levels and investment returns are relatively stable and to reflect as increased Annuity Payments only the excess investment results flowing from inflation, increases in productivity or other factors increasing investment returns. The achievement of this objective will depend in part upon the validity of the assumption in the annuity factor that a 3-1/2% net investment rate would be realized in the periods of relative stability assumed. A higher rate assumption would mean a higher initial Annuity Payment but a more slowly rising series of subsequent Annuity Payments in the event of a rising actual investment rate (or a more rapidly falling series of subsequent Annuity Payments in the event of a lower actual investment rate). A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3-1/2%, the Annuity Payments under Contracts whose Annuity Payments are measured by Annuity Units will be level.

                  INVESTMENT POLICIES AND RESTRICTIONS OF THE FUND

     The following are the fundamental investment policies of the Fund:

     (1) The primary objective of the Fund in making investments is long-term appreciation of capital. Occasional investments for the purpose of seeking short-term capital appreciation may also be made.

     (2) Realization of current investment return is a secondary objective, subordinate to the primary objective.

     (3) Any investment income and realized capital gains (net of any capital gains tax) will be retained and reinvested.

     (4) The Fund's policy is to be substantially fully invested. Generally, the Fund's investments will consist of equity securities, mainly common stocks. The purchase of common stock may be made both in rising and declining markets. When it is determined, however, that investments of other types may be advantageous in reaching the Fund's objectives, on the basis of combined considerations of risk, income and appreciation, investments may be made in bonds, debentures, notes or other evidences of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors, including United States Government securities, in corporate preferred stock or in certificates of deposit, or funds may be retained in cash. Such debt securities may, or may not, be convertible into stock or be accompanied by stock purchase options or warrants.

     (5) Temporary investments may be made in United States Government securities, certificates of deposit, short-term corporate debt securities (subject to fundamental restriction (4), below) and other similar securities, pending investment in the above-mentioned securities.

     While The Franklin is obligated to make Annuity Payments in accordance with selected Settlement Options, the amount of the Annuity Payments is not guaranteed but is a variable amount. Since, historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation and growth in the economy, the Annuity Payment under a Variable Annuity should tend to conform more closely to changes in the cost of living and the level of the economy than payments under a Fixed-Dollar Annuity would do. However, there is no assurance that this objective can be attained. There have been times when the cost of living has increased while securities prices have decreased and times when the cost of living and the level of the economy have gone up or down with no direct correlation to the value of securities in general or to any particular type or class of securities. The value of investments held in the Fund will fluctuate daily and is subject to the risk of changing economic conditions as well as the risks inherent in the ability of management to anticipate changes in those conditions. The value of investments in common stock has historically fluctuated more greatly than the value of investments in securities such as bonds, debentures, notes, other evidences of indebtedness, preferred stock and certificates of deposit, and hence investments in common stocks offer greater opportunities for appreciation and greater risk of depreciation. There is no assurance that the Cash Value of the Contract during the years prior to the Variable Annuitant's retirement or the aggregate amount received during the years following the initial Annuity Payment Date will equal or exceed the Stipulated Payments on the Contract.

     The investment policies of the Fund include a provision that investments may be made in securities other than common stocks if they are advantageous in reaching the Fund's objectives, on the basis of combined considerations of risk, income and appreciation. No assurance can be given, however, that investment in such other securities will accomplish such objectives. Investments may be made in bonds, debentures, notes or other evidences of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors, including United States Government securities, and may also be made in corporate preferred stock or in certificates of deposit, or funds may be retained in cash. Such debt securities may, or may not, be convertible into stock or be accompanied by stock purchase options or warrants. Funds may also be temporarily invested in United States Government securities, certificates of deposit, short-term corporate debt securities (subject to certain restrictions) and other similar securities, pending long-term investment. Although debt securities and preferred stocks of the type in which the Fund would invest are generally considered to present less risk than common stocks, the value of such securities is subject to market fluctuations as a result of money market rates, the demand for such securities and factors relating to the individual issuers of such securities. In the event the Fund invests in such securities, such factors may limit the ability of the Fund to convert such securities to cash and reinvest in other types of securities. Historically, the Fund has not invested significant amounts in debt securities or preferred stocks except for short-term investments in debt securities pending ultimate long-term application of funds for investment purposes.

     The following are the fundamental investment restrictions applicable to the
Fund:

     (1) The Fund will not concentrate its investments in any one industry or group of related industries, and no more than 25% of the value of the Fund's assets will be invested in any one industry or group of related industries.

     (2) The Fund will not issue senior securities, except that the Fund may borrow money as set forth in paragraph (3) immediately below.

     (3) The Fund will not borrow money except for temporary or emergency purposes from banks, and any such borrowings will not be used to purchase investment securities and will not exceed 5% of the value of the Fund's assets.

     (4) The Fund will not underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if sold, it might be deemed to be an underwriter for purposes of the Securities Act of 1933. No such securities will be acquired except where parties other than the Fund shall have agreed to bear any and all costs of registration under the Securities Act of 1933. (However, it should be noted that even though an agreement to register has been obtained, enforcement of such an agreement may prove unfeasible or may involve delays which could adversely affect the Fund's ability to resell such securities or the price at which such securities might be resold.) No more than 10% of the value of the Fund's assets will at any time be invested in such securities.

    (5) The Fund will not engage in the purchase and sale of interests in real estate, except that the Fund may engage in the purchase and sale of readily marketable interests in real estate investment trusts or similar securities, which may be deemed to represent indirect interests in real estate.

     (6) The Fund will not engage in the making of loans to other persons, except that the Fund may acquire privately placed corporate debt securities of a type customarily purchased by institutional investors. Such securities, if required to be registered under the Securities Act of 1933 prior to public distribution, will be included in the 10% limitation specified in fundamental restriction (4), above. The foregoing does not restrict the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities, whether or not the purchase is made upon the original issuance of such securities.

     (7) The Fund will not engage in the purchase or sale of commodities or commodity contracts.

     (8) The Fund will not purchase the securities of any one issuer, other than obligations issued or guaranteed by the United States Government and its agencies or instrumentalities, if such purchase would cause more than 5% of the Fund's assets to be invested in the securities of such issuer, except that up to 25% of the Fund's total assets taken at current value may be invested without regard to such 5% limitation.

     (9) The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer, other than obligations issued or guaranteed by the United States Government and its agencies or instrumentalities, except that up to 25% of the Fund's total assets taken at current value may be invested without regard to such 10% limitation.

     The fundamental investment policies and the fundamental investment restrictions stated above may not be changed without approval by a vote of a majority of the votes available to the Contract Owners. This means that the policies or restrictions in question may not be changed without the approval of the lesser of (a) the Contract Owners holding 67% or more of the voting power of the Contract Owners present or represented at a meeting if Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Fund are present or represented by proxy, or (b) Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Fund.

     The following investment restrictions are not fundamental and may be changed by action of the Board of Managers of the Fund:

     (10) All securities in which the Fund invests shall be permissible for the Fund under the Illinois Insurance Code. The Illinois Insurance Code provides that investments of a separate account, like the Fund, are free of the restrictions or provisions generally applicable to insurance companies under that Code, and does not currently provide any special investment restrictions applicable to separate accounts. However, no investment permitted under the Illinois Insurance Code is thereby exempted from the other investment restrictions specified under this caption.

     (11) The Fund will not invest in companies for the purpose of exercising control or management.

     (12) The Fund will not invest in the securities of other investment companies.

     (13) The Fund will not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     (14) The Fund will not make short sales of securities.

     (15) The Fund will not invest in corporate debt (other than commercial paper) or preferred stock that is rated lower than one of the three top grades by Moody's Investors Services, Inc. or Standard & Poor's Corporation and the Fund will not invest in commercial paper rated lower than one of the two top grades by such rating agencies.

                             FEDERAL INCOME TAX STATUS

INTRODUCTION

     The Contracts are designed for use by individuals in connection with Qualified Plans under the Code. The federal income tax treatment of the Contracts and payments received thereunder depends on various factors, including, among other factors, the tax status of The Franklin, the type of retirement plan or program in connection with which the Contracts are used and the form in which payments are received. The discussion of federal income taxes contained in this Prospectus, which focuses on rules applicable to Contracts purchased under this Prospectus, is general in nature and is based on existing federal income tax law, which is subject to change. The tax discussion is not intended as tax advice. The applicable federal income tax law is complex and contains many special rules and exceptions in addition to the general rules summarized herein. For these reasons, various questions about the applicable rules exist. Accordingly, each person contemplating the purchase of a Contract is advised to consult with a qualified tax advisor concerning federal income taxes and any other federal, state or local taxes that may be applicable.

THE FRANKLIN

     The Franklin is taxed as a "life insurance company" under the Code. Since the operations of the Fund are part of the overall operations of The Franklin, the Fund is subject to tax as part of The Franklin for federal income tax purposes. Thus, the Fund is not taxed separately as a "regulated investment company" under the Code.

     Under the Code a life insurance company like The Franklin is generally taxed at regular corporate rates, under a single-phase system, on its specially-computed life insurance company taxable income. Some special rules continue to apply, however, in the case of segregated asset accounts like the Fund.

     Investment income and realized capital gains on the assets of the Fund are reinvested by The Franklin for the benefit of the Fund and are taken into account in determining the value of Accumulation Units and Annuity Units. As a result, such income and gains are applied to increase reserves applicable to the Fund. Under the Code, no federal income tax is payable by The Franklin on such investment income or on realized capital gains of the Fund on assets held in the Fund. However, if changes in the federal tax laws or interpretations thereof result in The Franklin being taxed on income or gains attributable to the Fund, then The Franklin may impose a charge against the Fund (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

THE CONTRACTS: QUALIFIED PLANS

  The manner in which payments received under a Contract are taxed for federal income tax purposes depends on the form of payment. If payments are received in the form of an annuity, then, in general, under Section 72 of the Code, such payment is taxable to the recipient as ordinary income to the extent that such payment exceeds the portion, if any, of the cost basis of the Contract that is allocable to that payment. A payment received on account of partial redemption of an annuity contract generally is taxable in whole or part. The taxation of a partial redemption is governed by complex rules and a qualified tax advisor should be consulted prior to a proposed partial redemption. If the Variable Annuitant's life span exceeds his or her life expectancy, the Variable Annuitant's cost basis will eventually be recovered, and any payments made after that point will be fully taxable. If, however, the Annuity Payments cease after the initial Annuity Payment Date by reason of the death of the Variable Annuitant, the amount of any unrecovered cost basis in the Qualified Contract will generally be allowed as a deduction to the Variable Annuitant for his or her last taxable year.

     Generally, payment of the proceeds of a Qualified Contract in a lump sum instead of in the form of an annuity, either at or before maturity, also is taxable as ordinary income to the extent the lump sum exceeds the cost basis of the Qualified Contract. Taxation may be deferred, however, to the extent, if any, that "rollover" treatment is available and elected for a particular distribution.

     Under a provision of federal income tax law effective for Contracts entered into after October 21, 1988, distributions from a Contract are generally not subject to aggregation with distributions from other annuity contracts issued by The Franklin (or its affiliates) for the purpose of determining the taxability of distributions not in the form of an annuity.

     The Qualified Contracts are designed for use in connection with several types of Qualifed Plans, as described generally below.

A.   QUALIFIED PENSION, PROFIT-SHARING AND ANNUITY PLANS

     Under pension and profit-sharing plans that qualify under Section 401(a) of the Code and annuity purchase plans that qualify under Section 403(a) of the Code (collectively "Corporate Qualified Plans"), amounts contributed by an employer to the Corporate Qualified Plan on behalf of an employee and any gains thereon are not, in general, taxable to the employee until distribution. Generally, the cost basis of an employee under a Corporate Qualified Plan will equal the amount of non-deductible contributions, if any, that the employee made to the Corporate Qualified Plan. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant, or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

     The Code imposes an additional tax of 10% on the taxable portion of any early withdrawal from a Corporate Qualified Plan made by a Variable Annuitant before age 59-1/2, death, or disability. The additional income tax on early withdrawals will not apply however to certain distributions including (a) distributions beginning after separation from service that are part of a series of substantially equal periodic payments made at least annually for the life of the Variable Annuitant or the joint lives of the Variable Annuitant and his or her Beneficiary, and (b) distributions made to Variable Annuitants after attaining age 55 and after separating from service. Further, additional penalties may apply to distributions made on behalf of a "5-percent owner" (as defined by Section 416(i)(1)(B) of the Code).

     If a lump sum payment of the proceeds of a Contract qualifies as a "lump sum distribution" under the Code, special tax rules (including limited capital gain and income averaging treatment in some circumstances) may apply.

B.   H.R. 10 PLANS (SELF-EMPLOYED INDIVIDUALS)

     Self-employed persons (including members of partnerships) are permitted to establish and participate in Corporate Qualified Plans under Sections 401(a) and 403(a) of the Code. Corporate Qualified Plans in which self-employed persons participate are commonly referred to as "H.R. 10 Plans."

     The tax treatment of annuity payments and lump sum payments received in connection with an H.R. 10 Plan is, in general, subject to the same rules described in "Qualified Pension, Profit-Sharing and Annuity Plans," immediately above. Some special rules apply, however, in the case of self-employed persons which, for example, affect certain "lump sum distribution" and "rollover" rules.

C.   SECTION 403(b) ANNUITIES

     Section 403(b) of the Code permits public schools and other tax-exempt organizations described in Section 501(c) (3) of the Code to purchase annuity contracts for their employees subject to special tax rules.

     If the requirements of Section 403(b) are satisfied, amounts contributed by the employer to purchase an annuity contract for an employee, and any gains thereon, are not, subject to certain limitations, taxable to the employee until distributed to the employee. However, these payments may be subject to

FICA (Social Security) taxes.  Generally, the cost basis of an employee under a
Section 403(b) annuity contract will equal the amount of any non-deductible contributions the employee made toward the contract plus any employer contributions that were taxable to the employee because they exceeded excludable amounts.

     Federal tax law imposes limitations on distributions from Section 403(b) annuity contracts. Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement in connection with a Section 403(b) annuity contract will be permitted only (1) when an employee attains age 59-1/2, separates from service, dies or becomes totally and permanently disabled or (2) in the case of hardship. A withdrawal made in the case of hardship may not include income attributable to the contributions. However, these limitations generally do not apply to distributions which are attributable to assets held as of December 31, 1988. In general, therefore, contributions made prior to January 1, 1989, and earnings on such contributions through December 31, 1988, are not subject to these limitations. In addition, these limitations do not apply to contributions made other than by a salary reduction agreement. A number of questions exist concerning the application of these rules. Anyone considering a withdrawal from a Contract issued in connection with a Section 403(b) annuity plan should consult a qualified tax advisor.

     The 10% penalty tax on early withdrawals described under "Qualified Pension, Profit-Sharing and Annuity Plans," above, also applies to Section 403(b) annuity contracts.

D.   INDIVIDUAL RETIREMENT ANNUITIES

     1.   SECTION 408(b) INDIVIDUAL RETIREMENT ANNUITIES

     Under Sections 408(b) and 219 of the Code, special tax rules apply to Individual Retirement Annuities. As described below, certain contributions to such annuities (other than Rollover Contributions) are deductible within certain limits and the gains on contributions (including Rollover Contributions) are not taxable until distributed. Generally, the cost basis in an Individual Retirement Annuity will equal the amount of non-deductible contributions (other than rollovers), if any, made to the Individual Retirement Annuity. Under special rules, all individual retirement plans will be treated as one plan for purposes of these rules.

     Section 408(b) sets forth various requirements that an annuity contract must satisfy before it will be treated as an Individual Retirement Annuity. Although final regulations that interpret some of these requirements have been adopted, other regulations have been proposed that interpret the additional requirement that, under a Section 408(b) Individual Retirement Annuity, the premiums may not be fixed. These proposed regulations, which contain certain ambiguities, may, of course, be changed before they are issued in final form. ACCORDINGLY, WHILE THE FRANKLIN BELIEVES THAT THE CONTRACTS OFFERED BY THIS PROSPECTUS MEET THE REQUIREMENTS OF SECTION 408(b), THE FINAL REGULATIONS AND THE CURRENTLY PROPOSED REGULATIONS THEREUNDER, THERE CAN BE NO ASSURANCE THAT THE CONTRACTS QUALIFY AS INDIVIDUAL RETIREMENT ANNUITIES UNDER SECTION 408(b) PENDING THE ISSUANCE OF COMPLETE FINAL REGULATIONS UNDER THAT CODE SECTION.


     Individuals who are not "active participants" in an employer-related retirement plan described in Section 219(g) of the Code will, in general, be allowed to contribute to an Individual Retirement Annuity and to deduct a maximum of $2,000 annually (or 100% of the individual's compensation if less). This deduction is phased out at certain income levels for individuals who are active participants in employer-related retirement plans. These income levels vary depending on an individual's marital and tax filing status and are scheduled to gradually increase in the future. Individuals who may not make deductible contributions to an Individual Retirement Annuity may, instead, make non-deductible contributions (up to the applicable maximum described above) on which earnings will accumulate on a tax-deferred basis. If the Individual Retirement Annuity includes non-deductible contributions, distributions will be divided on a pro rata basis between taxable and non-taxable amounts. Special rules apply if, for example, an individual contributes to an Individual Retirement Annuity for his or her own benefit and to another Individual Retirement Annuity for the benefit of his or her spouse.

     Individual Retirement Annuities are subject to limitations on the time when distributions must commence. In addition, the 10% penalty tax on early withdrawals described under "Qualified Pension, Profit-Sharing and Annuity Plans," above, also applies to Individual Retirement Annuities, except that the circumstances in which the penalty tax will not apply are different in certain respects. Further, for any year in which a Contract Owner borrows any money under or by use of the Individual Retirement Annuity, the Contract ceases to qualify under Section 408(b), and an amount equal to the fair market value of the Contract as of the first day of such year will be includible in the Contract Owner's gross income for such year.

     The sale of a Contract for use with an Individual Retirement Annuity may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with Individual Retirement Annuities will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the Individual Retirement Annuity or their purchase. A Qualified Contract issued in connection with an Individual Retirement Annuity will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with Individual Retirement Annuities.

     2.   SECTION 408(k) SIMPLIFIED EMPLOYEE PENSIONS

     An Individual Retirement Annuity described in Section 408(b) of the Code that also meets the special requirements of Section 408(k) qualifies as a Simplified Employee Pension. Under a Simplified Employee Pension, employers may contribute to the Individual Retirement Annuities of their employees subject to the limitations in Section 408(j). An employee may exclude the employer's contribution on his or her behalf to a Simplified Employee Pension from gross income subject to certain limitations. Elective deferrals under a Simplified Employee Pension are to be treated like elective deferrals under a cash or deferred arrangement under Section 401(k) of the Code and are subject to a $7,000 limitation, adjusted for inflation. In general, the employee may also contribute and deduct an additional amount not in excess of the lesser of (a) $2,000 or (b) 100% of compensation, subject to the phaseout discussed above, if the Simplified Employee Pension meets the qualifications for an Individual Retirement Annuity.

     In general, except as stated in this section, the rules discussed in "Section 408(b) Individual Retirement Annuities," immediately above, apply to a Simplified Employee Pension.

INCOME TAX WITHHOLDING

     Withholding of federal income tax is generally required from distributions from Qualified Plans or Contracts issued in connection therewith, to the extent the distributions are taxable and are not otherwise subject to withholding as wages ("Distributions"). See "The Contracts: Qualified Plans," above, regarding the taxation of Distributions.

     Federal income tax is generally required to be withheld from all or any portion of a Distribution made on or after January 1, 1993 that constitutes an "eligible rollover distribution." An "eligible rollover distribution" generally includes any distribution from a qualified trust described in Section 401(a) of the Code, a qualified annuity plan described in Section 403(a) of the Code or a qualified annuity contract described in Section 403(b) of the Code except for (i) a distribution which is one of a series of substantially equal periodic instalments payable at least annually for the life (or over the life expectancy) of the Variable Annuitant or for the joint lives (or over the joint life expectancies) of the Variable Annuitant and his or her Beneficiary, or for a specified period of 10 years or more or (ii) a minimum distribution required pursuant to Section 401(a)(9) of the Code and (iii) an amount which is not includible in gross income (for example, the return of non-deductible contributions). Any eligible rollover distribution which is not rolled over directly from a Section 401(a) qualified trust, a
Section 403(a) qualified annuity plan or a Section 403(b) qualified annuity contract to an "eligible retirement plan" is subject to mandatory federal income tax withholding in an amount equal to 20% of the eligible rollover distribution. An "eligible retirement plan" generally includes a qualified trust described in
Section 401(a) of the Code, a qualified annuity plan described in Section 403(a) of the Code, an individual retirement account described in Section 408(a) of the Code or an Individual Retirement Annuity described in Section 408(b) of the Code. Mandatory federal income tax withholding is required even if the Variable Annuitant receives an eligible rollover distribution and rolls it over within 60 days to an eligible retirement plan. Federal income tax is not required to be withheld from any eligible rollover distribution which is rolled over directly from a qualified trust described in Section 401(a) of the Code, a qualified annuity plan described in Section 403(a) of the Code or a qualified annuity contract described in Section 403(b) of the Code to an eligible retirement plan.

     Except with respect to certain payments delivered outside the United States or any possession of the United States, federal income tax is not required to be withheld from any Distribution which does not constitute an eligible rollover distribution, if the Variable Annuitant or Beneficiary properly elects in accordance with the prescribed procedures not to have withholding apply. In the absence of a proper election not to have withholding apply, the amount to be withheld from a Distribution which is not an eligible rollover distribution depends upon the type of payment being made. Generally, in the case of a periodic payment which is not an eligible rollover distribution, the amount to be withheld from such payment is the amount that would be withheld therefrom under specified wage withholding tables if the payment were a payment of wages for the appropriate payroll period. In the case of a nonperiodic payment which is not an eligible rollover distribution, the amount to be withheld is generally equal to 10% of the amount of the Distribution.

     The applicable federal law pertaining to income tax withholding from Distributions is complex and contains many special rules and exceptions in addition to the general rules summarized above. Special rules apply, for example, if the Distribution is made to the surviving spouse of a Variable Annuitant or if the Distribution is an eligible rollover distribution from a qualified annuity contract under Section 403(b) of the Code. Any Variable Annuitant or Beneficiary considering a Distribution should consult a qualified tax advisor.
                                     MANAGEMENT

     The Fund is managed by a Board of Managers elected annually by the Contract Owners. The Board of Managers currently has four members. The members of the Board of Managers also serve as the Board of Managers of Franklin Life Variable Annuity Fund B, a separate account of The Franklin having investment objectives similar to the Fund but the assets of which are not held with respect to Variable Annuity Contracts accorded special tax treatment, and of Franklin Life Money Market Variable Annuity Fund C, a separate account of The Franklin having investments in money market securities.

     The affairs of the Fund are conducted in accordance with Rules and Regulations adopted by the Board of Managers. Under the Rules and Regulations, the Board of Managers is authorized to take various actions on behalf of the Fund, including the entry into contracts for the purpose of services with respect to the Fund under circumstances where the approval of such contracts is not required to be submitted to the Contract Owners. Subject to the authority of the Board of Managers, officers and employees of The Franklin are responsible for overall management of the Fund's business affairs.

                                   VOTING RIGHTS

     All Contract Owners will have the right to vote upon:

     (1) The initial approval of any investment management agreement and any amendment thereto.

     (2)  Ratification of an independent auditor for the Fund.

     (3) Any change in the fundamental investment policies or fundamental investment restrictions of the Fund.

     (4) Election of members of the Board of Managers of the Fund (cumulative voting is not permitted).

     (5) Termination of the investment management agreement (such termination may also be effected by the Board of Managers).

     (6)  Any other matter submitted to them by the Board of Managers.

     The number of votes which a Contract Owner may cast as to any Contract, except after the initial Annuity Payment Date, is equal to the number of Accumulation Units credited to the Contract. With respect to any Contract as to which Annuity Payments measured by Annuity Units have commenced, the Contract Owner may cast a number of votes equal to (i) the amount of the assets in the Fund to meet the Variable Annuity obligations related to such Contract, divided by (ii) the value of an Accumulation Unit. Accordingly, the voting rights of a Contract Owner will decline during the Annuity Payment period as the amount of assets in the Fund required to meet the Annuity Payments decreases and, in addition, will decline as the value of an Accumulation Unit increases. Fractional votes will be counted.

     An employee covered by an H.R. 10 Plan, if not the Contract Owner, will have the right to instruct the Contract Owner with respect to all votes attributable to the Contract. An employee covered by a Contract issued in connection with a qualified pension or profit-sharing plan described in Section 401 of the Code will have the right to instruct the Contract Owner with respect to votes attributable to his or her payments to the plan, if any, and, to the extent authorized by the terms of the plan, with respect to any additional votes under the Contract. If Annuity Payments are being made under an annuity to a person who is not a Contract Owner, that person will have the right to instruct the Contract Owner with respect to votes attributable to the amount of the assets in the Fund to meet the Annuity Payments related to the Contract.

     Contract Owners will cast votes with respect to which instructions have been received in accordance with such instructions. Votes with respect to which employees, Variable Annuitants or other persons to whom payments are being made under a Contract are entitled to instruct the Contract Owner, but for which the Contract Owner has received no instructions, shall be cast by the Contract Owner for or against each proposal to be voted on in the same proportion as votes for which instructions have been received by such Contract Owner. If no one is entitled to instruct the Contract Owner, or if the Contract Owner receives no instructions, all votes which the Contract Owner is entitled to cast may be cast at his or her sole discretion. Neither the Fund nor The Franklin has any duty to inquire as to the instructions received or the authority of the Contract Owner to cast such votes; except to the extent that the Fund or The Franklin has actual knowledge to the contrary, the votes cast by Contract Owners will be considered valid and effective as among the Fund, The Franklin and other persons having voting rights with respect to the Fund.

     Should assets be maintained in the Fund with respect to contracts other than those offered by this Prospectus, contract owners under such contracts would be entitled to vote, and their votes would be computed in a similar manner. Assets maintained by The Franklin in the Fund in excess of the amounts attributable to the Contracts or other contracts of The Franklin will entitle The Franklin to vote and its vote would be computed in a similar manner. The Franklin will cast its votes in the same proportion as the votes cast by Contract Owners and the owners of such other contracts.

     The number of votes which each Contract Owner may cast at a meeting shall be determined as of a record date to be chosen by the Board of Managers within 120 days of the date of the meeting. At least 20 days' written notice of the meeting will be given to Contract Owners of record. To be entitled to vote or to receive notice, a Contract Owner must have been such on the record date.

                           DISTRIBUTION OF THE CONTRACTS

     Franklin Financial Services Corporation ("Franklin Financial") serves as "principal underwriter" (as that term is defined in the Investment Company Act of 1940) for the Contracts pursuant to a Sales Agreement with the Fund. The Sales Agreement is described under "Distribution of The Contracts" in the Statement of Additional Information. Franklin Financial, located at #1 Franklin Square, Springfield, Illinois 62713, is organized under the laws of the State of Delaware and is a wholly-owned subsidiary of The Franklin.

     The Fund no longer offers new Contracts. Commissions are paid to registered representatives of Franklin Financial with respect to Stipulated Payments received by The Franklin under the Contracts to a maximum of 5% of such Stipulated Payments.

                                  STATE REGULATION

     As a life insurance company organized and operated under Illinois law, The Franklin is subject to statutory provisions governing such companies and to regulation by the Illinois Director of Insurance. An annual statement is filed with the Director on or before March 1 of each year covering the operations of The Franklin for the preceding year and its financial condition on December 31 of such year. The Franklin's books and accounts are subject to review and examination by the Illinois Insurance Department at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") periodically. The NAIC has divided the country into six geographic zones. A representative of each such zone may participate in the examination.

     In addition, The Franklin is subject to the insurance laws and regulations of the jurisdictions other than Illinois in which it is licensed to operate. Generally, the insurance departments of such jurisdictions apply the laws of Illinois in determining permissible investments for The Franklin.

     For certain provisions of Illinois law applicable to the Fund's investments, see "Investment Policies and Restrictions of the Fund," above.

                                 REPORTS TO OWNERS

     The Franklin will mail to the Contract Owner, at the last known address of record at the Home Office of The Franklin, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement showing the then Cash Value of his or her Contract.

                                FUNDAMENTAL CHANGES

     Upon compliance with applicable law, including obtaining any necessary affirmative vote of Contract Owners in each case: (a) the Fund may be operated in a form other than as a "management company" under the Investment Company Act of 1940 (including operation as a "unit investment trust"); (b) the Fund may be deregistered under the Investment Company Act of 1940 in the event such registration is no longer required; or (c) the provisions of the Contracts may be modified to assure qualification under the pertinent provisions of the Code or to comply with other applicable federal or state laws. In the event of any such fundamental change, The Franklin may make appropriate amendments to the Contracts to give effect to such change or take such other action as may be necessary in this respect.

     The Board of Managers of the Fund, and the respective Board of Managers of each of Franklin Life Variable Annuity Fund B ("Fund B") and Franklin Life Money Market Variable Annuity Fund C ("Fund C"), have approved resolutions whereby Contract Owners will be asked during 1998 to approve or to disapprove an Agreement and Plan of Reorganization (the "Agreement") and related transactions (together, the Agreement and related transactions are the "Reorganization") whereby: (i) the Fund will be restructured into a single unit investment trust consisting of three subaccounts; (ii) the assets of each of the Fund, Fund B and Fund C will be liquidated and the proceeds transferred to one of the three subaccounts in the restructured Fund (so that the interests of Contract Owners and of Fund B and Fund C contract owners will continue as interests in the restructured Fund); and
(iii) each subaccount will invest exclusively in shares of a specified mutual fund portfolio.

     Contract Owners will be provided with a proxy statement describing the Reorganization in detail. If the Reorganization is approved, then immediately following the consummation of the Reorganization, each Contract Owner will have an interest in a number of units in a subaccount of the restructured Fund having a value equal to the value of that Contract Owner's interest in a Fund immediately prior to the Reorganization.

                                YEAR 2000 TRANSITION

     Like all financial services providers, The Franklin utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including banks, custodians, and investment managers that also may be affected. The Franklin and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on The Franklin. However, as of the date of this prospectus, it is not anticipated that Contract Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of the Year 2000 transition implementation. The Franklin currently anticipates that its systems will be Year 2000 compliant on or about December 31, 1998, but there can be no assurance that The Franklin will be successful, or that interaction with other service providers will not impair The Franklin's services at that time.

                                 LEGAL PROCEEDINGS

     In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. The Franklin is a defendant in certain purported class action lawsuits. These claims are being defended vigorously by The Franklin. Given the uncertain nature of litigation and the early stages of this litigation, the outcome of these actions cannot be predicted at this time. The Franklin nevertheless believes that the ultimate outcome of all such pending litigation should not have a material adverse effect on the Fund or on The Franklin's financial position; however, it is possible that settlements or adverse determinations in one or more of these actions or other future proceedings could have a material adverse effect on The Franklin's results of operations for a given period. No provision has been made in the consolidated financial statements related to this pending litigation because the amount of loss, if any, from these actions cannot be reasonably estimated at this time.

     The Franklin is a party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, The Franklin believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Fund or on The Franklin's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama continues to increase and creates the potential for an unpredictable judgment in any given suit.


                               REGISTRATION STATEMENT

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Fund, The Franklin and the Contracts offered hereby. Statements contained in this Prospectus as to the content of Contracts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

           OTHER VARIABLE ANNUITY CONTRACTS; EFFECT OF NON-QUALIFICATION

     The Franklin may offer, under other prospectuses, other variable annuity contracts having interests in the Fund and containing different terms and conditions from those offered hereby. All such other contracts, however, will be designed for use in connection with certain Qualified Plans or as Individual Retirement Annuities.

     The Franklin will not knowingly permit moneys which are not "tax-benefited" to be allocated to the Fund. The Franklin will transfer any portion of a Contract allocated to the Fund to the general account of The Franklin, less a deduction for federal income taxes payable on the portion so transferred, if, at any time, the plan or arrangement with respect to which the Contract was sold fails to meet the requirements of the Code. The Franklin will promptly notify the Contract Owner of such transfer. The Contract Owner may elect to (1) leave the funds so transferred in the general account, (2) redeem his Contract, or (3) apply the funds so transferred to the purchase of a variable annuity contract offered by Franklin Life Variable Annuity Fund B. See "Redemption," and "Transfers to Other Contracts," above.

               TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                        PAGE IN STATEMENT OF
                                                       ADDITIONAL INFORMATION
-----------------------------------------------------------------------------
General Information  . . . . . . . . . . . . . . . . .          2
Investment Objectives. . . . . . . . . . . . . . . . .          2
Limitations on Settlement Options. . . . . . . . . . .          2
Management . . . . . . . . . . . . . . . . . . . . . .          4
Investment Advisory and Other Services . . . . . . . .          6
Distribution of The Contracts. . . . . . . . . . . . .          7
Portfolio Turnover and Brokerage . . . . . . . . . . .          8
Safekeeper of Securities . . . . . . . . . . . . . . .          9
Legal Matters. . . . . . . . . . . . . . . . . . . . .          9
Experts. . . . . . . . . . . . . . . . . . . . . . . .          9
Index to Financial Statements. . . . . . . . . . . . .        F-1


PROSPECTUS








FRANKLIN LIFE
VARIABLE ANNUITY FUND A



INDIVIDUAL VARIABLE ANNUITY CONTRACTS
FOR USE WITH CERTAIN QUALIFIED
PLANS AND TRUSTS ACCORDED SPECIAL
TAX TREATMENT AND AS INDIVIDUAL
RETIREMENT ANNUITIES


ISSUED BY
THE FRANKLIN LIFE INSURANCE COMPANY
#1 FRANKLIN SQUARE
SPRINGFIELD, ILLINOIS 62713

-------------------------------------------------------------------------------

                         Complete and return this form to:


The Franklin Life Insurance Company
#1 Franklin Square
Springfield, Illinois 62713
Attention:  Box 1018
(800) 528-2011, extension 2591


Please send me the Statement of Additional Information dated April 30, 1998 for Franklin Life Variable Annuity Fund A.


-------------------------------------------------------------------------------
                                      (Name)


-------------------------------------------------------------------------------
                                      (Street)


-------------------------------------------------------------------------------
(City)                               (State)                         (Zip Code)
-------------------------------------------------------------------------------

                                                  INDIVIDUAL VARIABLE ANNUITY
                                                  CONTRACTS FOR USE WITH CERTAIN
                                                  QUALIFIED PLANS AND TRUSTS
                                                  ACCORDED SPECIAL TAX
                                                  TREATMENT AND AS
                                                  INDIVIDUALRETIREMENT ANNUITIES

     FRANKLIN LIFE VARIABLE ANNUITY
               FUND A

                                                            ISSUED BY
                                             THE FRANKLIN LIFE INSURANCE COMPANY
                                                       #1 FRANKLIN SQUARE
                                                  SPRINGFIELD, ILLINOIS 62713
                                                    TELEPHONE (800) 528-2011


                        STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated April 30, 1998 relating to the offering of individual variable annuities for use in connection with certain qualified plans and trusts accorded special tax treatment or as individual retirement annuities. A copy of the Prospectus may be obtained by writing to The Franklin Life Insurance Company at the address set forth above (Attention: Box
1018) or by calling (800) 528-2011, extension 2591.

                        ------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ AND RETAINED FOR FUTURE
                                   REFERENCE.

                        ------------------------------------

       THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS APRIL 30, 1998.

                                 TABLE OF CONTENTS



                                                                        PAGE

General Information . . . . . . . . . . . . . . . . . . . . . . . .       2

Investment Objectives . . . . . . . . . . . . . . . . . . . . . . .       2

Limitations on Settlement Options . . . . . . . . . . . . . . . . .       2

Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4

Investment Advisory and Other Services. . . . . . . . . . . . . . .       6

Distribution of The Contracts . . . . . . . . . . . . . . . . . . .       7

Portfolio Turnover and Brokerage. . . . . . . . . . . . . . . . . .       8

Safekeeper of Securities. . . . . . . . . . . . . . . . . . . . . .       9

Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . .       9

Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       9

Index to Financial Statements . . . . . . . . . . . . . . . . . . .     F-1

                                GENERAL INFORMATION

     The individual variable annuity contracts offered by the Prospectus dated April 30, 1998 (the "Prospectus") are designed primarily to provide annuity payments which will vary with the investment performance of Franklin Life Variable Annuity Fund A (the "Fund"), a separate account which has been established by The Franklin Life Insurance Company ("The Franklin") under Illinois insurance law. Reference is made to the Prospectus, which should be read in conjunction with this Statement of Additional Information. Capitalized terms not otherwise defined in this Statement of Additional Information shall have the meanings designated in the Prospectus.

     American General Corporation ("American General") through its wholly-owned subsidiary, AGC Life Insurance Company ("AGC Life"), owns all of the outstanding shares of common stock of The Franklin. The address of AGC Life is American General Center, Nashville, Tennessee 37250-0001. The address of American General is 2929 Allen Parkway, Houston, Texas 77019-2155.

     American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans, and life insurance. The company was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.


     American General has advised the Fund that there was no person who was known to it to be the beneficial owner of 10% or more of the voting power of American General as of March 5, 1998.


                               INVESTMENT OBJECTIVES

     The investment objectives and policies of the Fund are described under "Investment Policies and Restrictions of the Fund" in the Prospectus.

                         LIMITATIONS ON SETTLEMENT OPTIONS

A.  LIMITATIONS ON CHOICE OF SETTLEMENT OPTION

     Described below are certain limitations on Settlement Options based on The Franklin's current understanding of the distribution rules generally applicable to Contracts purchased for use as Individual Retirement Annuities or issued in connection with Section 403(b) annuity purchase plans. Various questions exist, however, about the application of the distribution rules to distributions from the Contracts and their effect on Settlement Option availability thereunder.

     The Internal Revenue Service has proposed regulations relating to required distributions from qualified plans, individual retirement plans, and annuity contracts under Section 403(b) of the Code. These proposed regulations may limit the availability of the Settlement Options in Contracts purchased for use as Individual Retirement Annuities or issued in connection with Section 403(b) annuity purchase plans. The proposed regulations are generally effective for calendar years after 1984; persons contemplating the purchase of a Contract should consult a qualified tax advisor concerning the effect of the proposed regulations on the Settlement Option or Options he or she is contemplating.

     FIRST OPTION-LIFE ANNUITY. Under Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans, if the Variable Annuitant dies before Annuity Payments have commenced, this Option is not available to a Beneficiary unless distributions to the Beneficiary begin not later than one year after the date of the Variable Annuitant's death (except that distributions to a Beneficiary who is the surviving spouse of the Variable Annuitant need not commence earlier than the date on which the Variable Annuitant would have attained age 70-1/2). If the surviving spouse of the Variable Annuitant is the Beneficiary and such surviving spouse dies before Annuity Payments to such spouse have commenced, the surviving spouse will be treated as the Variable Annuitant for purposes of the preceding rule.

     SECOND OPTION-LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN. Under Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans, this Option is not available unless the selected period does not extend beyond the life expectancy of the Variable Annuitant (or the life expectancy of the Variable Annuitant and his or her Beneficiary). Further, if the Variable Annuitant dies before Annuity Payments have commenced, this Option is not available to a Beneficiary unless
(i) the selected period does not extend beyond the life expectancy of the Beneficiary and (ii) the distribution to the Beneficiary commences not later than one year after the date of the Variable Annuitant's death (except that distributions to a Beneficiary who is the surviving spouse of the Variable Annuitant need not commence earlier than the date on which the Variable Annuitant would have attained age 70-1/2). If the surviving spouse of the Variable Annuitant is the Beneficiary and the surviving spouse dies before Annuity Payments to such spouse have commenced, the surviving spouse will be treated as the Variable Annuitant for purposes of the preceding sentence. This Option is also not available under Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans unless certain minimum distribution incidental benefit requirements of the proposed regulations are met.

     THIRD OPTION-UNIT REFUND LIFE ANNUITY. This Option is not available under Contracts issued for use as Individual Retirement Annuities. Also, under Qualified Contracts issued in connection with Section 403(b) annuity purchase plans, if the Variable Annuitant dies before Annuity Payments have commenced, this Option is not available to a Beneficiary unless distributions to the Beneficiary begin not later than one year after the date of the Variable Annuitant's death (except that distributions to a Beneficiary who is the surviving spouse of the Variable Annuitant need not commence earlier than the date on which the Variable Annuitant would have attained age 70-1/2). If the surviving spouse of the Variable Annuitant is the Beneficiary and such surviving spouse dies before Annuity Payments to such spouse have commenced, the surviving spouse will be treated as the Variable Annuitant for purposes of the preceding rule. This Option is also not available in connection with Section 403(b) annuity purchase plans unless certain minimum distribution incidental benefit requirements of the proposed regulations are met.

     FOURTH OPTION-JOINT AND LAST SURVIVOR LIFE ANNUITY. Under Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans, this Option is not available unless the secondary variable annuitant is the spouse of the Variable Annuitant or unless certain minimum distribution incidental benefit requirements of the proposed regulations are met. Further, if the Variable Annuitant dies before Annuity Payments have commenced, this Option is not available to a Beneficiary under a Contract issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans.

     FIFTH OPTION-PAYMENTS FOR A DESIGNATED PERIOD. Under Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans, this Option is not available unless the limitations described in the Second Option, above, applicable to such Qualified Contracts, are satisfied, except that this Option is otherwise available to a Beneficiary where the Variable Annuitant dies before Annuity Payments have commenced if the designated period does not exceed a period that terminates five years after the death of the Variable Annuitant or the substituted surviving spouse, as the case may be. In addition, this Option is not available if the number of years in the selected period over which Annuity Payments would otherwise be paid plus the attained age of the Variable Annuitant at the initial Annuity Payment Date would exceed 95.

     SIXTH OPTION-PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. This Option is not available under Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans.

     SEVENTH OPTION-INVESTMENT OPTION. This Option is not available under Qualified Contracts issued in connection with any Qualified Plan.

     B.  LIMITATIONS ON COMMENCEMENT OF ANNUITY PAYMENTS

     The Contract Owner may defer the initial Annuity Payment Date and continue the Contract to a date not later than age 75 unless the provisions of the Code or any governing Qualified Plan require Annuity Payments to commence at an earlier date. For example, under Qualified Contracts, other than those issued for use as Individual Retirement Annuities, the Contract Owner may not defer the initial Annuity Payment Date beyond April 1 of the calendar year following the later of the calendar year in which the Variable Annuitant (i) attains age 70-1/2, or (ii) retires, and must be made in a specified form or manner. In addition, if the plan participant is a "5 percent owner" (as defined in the Code), or if the Contract is issued for use as an Individual Retirement Annuity, distributions generally must begin no later than the date described in (i). The Franklin will require satisfactory proof of age of the Variable Annuitant prior to the initial Annuity Payment Date.

                                     MANAGEMENT

     The following persons hold the positions designated with respect to the Board of Managers. The table also shows any positions held with The Franklin and Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin which serves as distributor for the Contracts. (See "Distribution of the Contracts," below.)



                                   PRINCIPAL OCCUPATIONS
     NAME AND ADDRESS              DURING PAST 5 YEARS                          POSITIONS HELD WITH THE FUND

  ROBERT G. SPENCER*            Officer of The Franklin;                        Chairman and Member, Board of Managers
   #1 Franklin Square            currently, Vice President
   Springfield, Illinois 62713   of The Franklin; prior to
                                 1996, also Treasurer of The
                                 Franklin and Treasurer and
                                 Assistant Secretary of
                                 Franklin Financial Services
                                 Corporation.

  ELIZABETH E. ARTHUR*          Officer of The Franklin;                        Secretary, Board of Managers
   #1 Franklin Square            currently, Director,
   Springfield, Illinois 62713   Assistant Secretary and
                                 Associate General Counsel
                                 of The Franklin. Ms. Arthur
                                 also serves as Assistant
                                 Secretary of Franklin
                                 Financial Services Corporation.

  DR. ROBERT C. SPENCER         Visiting Professor of                           Member, Board of Managers
   2303 South 3rd Avenue         Government, Montana State
   Bozeman, Montana 59715        University, since 1992;
                                 Professor of Government and
                                 Public Affairs, Sangamon
                                 State University, prior
                                 thereto.

  JAMES W. VOTH                 Chairman, Resource International                Member, Board of Managers
   50738 Meadow Green Court      Corp., South Bend, Indiana
   Granger, Indiana 46530        (marketing, manufacturing and
                                 engineering service to industry);
                                 prior to 1993, also President of
                                 Resource International Corp.


                                          4


                                     PRINCIPAL OCCUPATIONS DURING
     NAME AND ADDRESS                        PAST 5 YEARS                        POSITIONS HELD WITH THE FUND


  CLIFFORD L. GREENWALT         Director, President and Chief Executive         Member, Board of Managers
   607 East Adams Street         Officer, CIPSCO Incorporated, since
   Springfield, Illinois 62739   October, 1990 (utility holding company);
                                 Director, President and Chief Executive
                                 Officer, Central Illinois Public Service
                                 Company, Springfield, Illinois (a subsidiary
                                 of CIPSCO Incorporated); Director, Electric
                                 Energy, Inc., Joppa, Illinois; Director,
                                 First of America Bank, Kalamazoo, Michigan;
                                 Director, First of America Bank - Illinois,
                                 N.A. (a subsidiary of First of America Bank).


*DENOTES INDIVIDUALS WHO ARE "INTERESTED PERSONS" (AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940) OF THE FUND, THE FRANKLIN OR FRANKLIN FINANCIAL SERVICES CORPORATION BY REASON OF THE CURRENT POSITIONS HELD BY THEM AS SET FORTH IN THE ABOVE TABLE.

     The following table sets forth a summary of compensation paid for services to the Fund and certain other entities that are deemed to be part of the same "Fund Complex" in accordance with the rules of the Securities and Exchange Commission to all members of the Board of Managers for the year ended December 31, 1997. Pursuant to the terms of its agreement to assume certain of the Fund's administrative expenses, The Franklin pays all compensation received by the members of the Board of Managers and the officers of the Fund. Members of the Board of Managers or officers of the Fund who are also officers, directors or employees of The Franklin do not receive any remuneration for their services as members of the Board of Managers or officers of the Fund. Other members of the Board of Managers received a fee of $1,400 for the year and, thus, the aggregate direct remuneration of all such members of the Board of Managers was $4,200 during 1997. It is currently anticipated that the annual aggregate remuneration of such members of the Board of Managers to be paid during 1998 will not exceed $4,200.



     NAME OF PERSON, POSITION       AGGREGATE         TOTAL COMPENSATION
                                   COMPENSATION      RELATING TO FUND AND
                                 RELATING TO FUND    FUND COMPLEX PAID TO
                                                         EACH MEMBER

     Each member of the Board
     of Managers (except            $1,400 (1)          $4,200 (1)(2)
     Robert G. Spencer)

--------------------------

(1) Paid by The Franklin pursuant to an agreement to assume certain Fund administrative expenses.
(2) Includes amounts paid to members of the Board of Managers who are not officers, directors or employees of The Franklin for service on the Boards of Managers of Franklin Life Variable Annuity Fund B and Franklin Life Money Market Variable Annuity Fund C.

     Neither any member of the Board of Managers nor the Secretary of the Fund was, as of April 20, 1998, the owner of any contract participating in the investment experience of the Fund.

                        INVESTMENT ADVISORY AND OTHER SERVICES

     The Franklin acts as investment manager of the Fund pursuant to an Investment Management Agreement executed and dated January 31, 1995, which was approved by Contract Owners at their annual meeting held on April 17, 1995 and was renewed to January 31, 1999 by the Board of Managers of the Fund at its meeting on January 19, 1998. The method of determining the advisory charge is described in the Prospectus under "Investment Management Service Charge."

     The Investment Management Agreement:

     (1) May not be terminated by The Franklin without the prior approval of a new investment management agreement by a "majority" (as that term is defined in the Investment Company Act of 1940) of the votes available to the Contract Owners, and may be terminated without the payment of any penalty on 60 days' written notice by a vote of the Board of Managers of the Fund or by a vote of a majority of the votes available to the Contract Owners.

     (2) Shall continue in effect from the date of its execution until the second anniversary of such execution date and thereafter shall continue in effect from year to year but only if such continuance is specifically approved at least annually by the Board of Managers or by a vote of a majority of the votes available to Contract Owners, provided that in either case the continuation is also approved by the vote of a majority of the Board of Managers who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or of The Franklin, cast in person at a meeting called for the purpose of voting on such approval.

     (3) Shall not be amended without prior approval by a majority of the votes available to the Contract Owners.

     (4) Shall terminate automatically on "assignment" (as that term is defined in the Investment Company Act of 1940).

     A "majority" of the votes available to the Contract Owners is defined in the Investment Company Act of 1940 as meaning the lesser of (i) Contract Owners holding 67% or more of the voting power of the Contract Owners present at a meeting if Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Fund are present or represented by proxy, or (ii) Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Fund. For the voting rights of Contract Owners, see "Voting Rights," in the Prospectus.

     Under the Investment Management Agreement, The Franklin, subject to the control of the Board of Managers of the Fund, is authorized and has the duty to manage the investment of the assets of the Fund, subject to the Fund's investment policies and the restrictions on investment activities set forth in the Prospectus, and to order the purchase and sale of securities on behalf of the Fund. In carrying out its obligations to manage the investment of the assets of the Fund, The Franklin is committed by the Agreement, so long as it remains in force, to pay all investment expenses of the Fund other than the following, which the Fund will bear: (i) taxes, if any, based on the income of, capital gains of assets in, or existence of, the Fund; (ii) taxes, if any, in connection with the acquisition, disposition or transfer of assets of the Fund; (iii) commissions or other capital items payable in connection with the purchase or sale of the Fund's investments; and (iv) interest on account of any borrowings by the Fund.

     Robert G. Spencer and Elizabeth E. Arthur are "affiliated persons," as defined in the Investment Company Act of 1940, of both The Franklin and the Fund by reason of the positions held by them with The Franklin and the Fund as set forth in the table under "Management," above.

     The Administration Agreement discussed under "Deductions and Charges Under the Contracts-Sales and Administration Deduction" in the Prospectus provides that The Franklin will provide all services and will assume all expenses required for the administration of the Contracts, including expenses for legal and accounting services to the Fund and the cost of such indemnification of members of the Board of Managers and officers, agents, or employees of the Fund as is provided by the Fund in its Rules and Regulations. The Franklin is not, however, obligated under the Administration Agreement to pay the investment management service charge discussed under "Investment Management Service Charge," in the Prospectus. The Administration Agreement also provides that The Franklin will from time to time adjust the assets of the Fund by withdrawing sums in cash or by transferring cash to the Fund so that the assets of the Fund will be equal to the actuarial value of the amounts payable under all outstanding Contracts having an interest in the Fund. The Administration Agreement may be amended or terminated at any time by mutual consent of the Fund and The Franklin.

                           DISTRIBUTION OF THE CONTRACTS

     Franklin Financial Services Corporation ("Franklin Financial"), #1 Franklin Square, Springfield, Illinois 62713, is organized under the laws of the State of Delaware and is a wholly-owned subsidiary of The Franklin. Franklin Financial serves as "principal underwriter" (as that term is defined in the Investment Company Act of 1940) for the Contracts, pursuant to a Sales Agreement with the Fund. The present Sales Agreement was approved by the Board of Managers of the Fund, and came into effect, on January 31, 1995. It was last renewed by the Board of Managers on January 19, 1998. Franklin Financial's employment will continue thereunder if specifically approved at least annually by the Board of Managers of the Fund, or by a majority of votes available to Contract Owners, provided that in either case the continuance of the Sales Agreement is also approved by a majority of the members of the Board of Managers of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or Franklin Financial. The employment of Franklin Financial as principal underwriter automatically terminates upon "assignment" (as that term is defined in the Investment Company Act of 1940) of the Sales Agreement and is terminable by either party on not more than 60 days' and not less than 30 days' notice.

     The Fund no longer issues new Contracts. To the extent that Stipulated Payments continue to be made on Contracts, the Fund may nevertheless be deemed to be offering interests in Contracts on a continuous basis. Contracts are sold primarily by persons who are insurance agents or brokers for The Franklin authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell Variable Annuities. Pursuant to an Agreement, dated June 30, 1971 and amended on May 15, 1975, between The Franklin and Franklin Financial, Franklin Financial agreed to employ and supervise agents chosen by The Franklin to sell the Contracts and to use its best efforts to qualify such persons as registered representatives of Franklin Financial, which is a broker-dealer registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Franklin Financial also may enter into agreements with The Franklin and each such agent with respect to the supervision of such agent.

     Franklin Financial incurs certain sales expenses, such as sales literature preparation and related costs, in connection with the sale of the Contracts pursuant to a Sales Agreement with the Fund. Sales deductions from Stipulated Payments are paid to Franklin Financial as a means to recover sales expenses. Sales deductions are not necessarily related to Franklin Financial's actual sales expenses in any particular year. To the extent sales expenses are not covered by sales deductions, Franklin Financial will cover them from other assets.

     Pursuant to an Agreement between The Franklin and Franklin Financial, The Franklin has agreed to pay commissions earned by registered representatives of Franklin Financial on the sale of the Contracts and to bear the cost of preparation of prospectuses and other disclosure materials. Commissions and other remuneration and the cost of disclosure materials will be paid by The Franklin from its General Account.

     Registration as a broker-dealer does not mean that the Securities and Exchange Commission has in any way passed upon the financial standing, fitness or conduct of any broker or dealer, upon the merits of any securities offering or upon any other matter relating to the business of any broker or dealer. Salesmen and employees selling Contracts, where required, are also licensed as securities salesmen under state law.

     Elizabeth E. Arthur is an "affiliated person" (as that term is defined in the Investment Company Act of 1940) of both Franklin Financial and the Fund by reason of the positions held by her with Franklin Financial and the Fund as set forth in the table under "Management," above.

                          PORTFOLIO TURNOVER AND BROKERAGE

A.  PORTFOLIO TURNOVER

     The Fund will purchase securities, in general, for long-term appreciation of capital and income and does not place emphasis on obtaining short-term trading profits. See "Investment Policies and Restrictions of the Fund" in the Prospectus. Accordingly, the Fund expects to have an annual rate of portfolio turnover which is at, or below, the industry average. (The "portfolio turnover" rate means (a) the lesser of the dollar amount of the purchases or of the sales of portfolio securities (other than short-term securities, that is, those with a maturity of one year or less at the time of purchase) by the Fund for the period in question, divided by (b) the monthly average of the value of the Fund's portfolio securities (excluding short-term securities).) However, the rate of portfolio turnover is not a limiting factor when changes in the portfolio are deemed appropriate, and in any given year conditions could result in a higher rate, which would not in and of itself indicate a variation from stated investment objectives. The degree of portfolio activity affects the brokerage costs of the Fund. See "Brokerage," this page, below.


     For 1996, the portfolio turnover rate was 4.77%; for 1997 the rate was .70%.


B.  BROKERAGE


     Decisions to buy and sell securities for the Fund will be made by The Franklin, as the Fund's investment manager, subject to the control of the Fund's Board of Managers. The Franklin, as investment manager, also is responsible for placing the brokerage business of the Fund and, where applicable, negotiating the amount of the commission rate paid, subject to the control of the Fund's Board of Managers. The Fund has no formula for the distribution of brokerage business in connection with the placing of orders for the purchase and sale of investments for the Fund. It is The Franklin's intention to place such orders, consistent with the best execution, to secure the highest possible price on sales and the lowest possible price on purchases of securities. Portfolio transactions executed in the over-the-counter market will be placed directly with the primary market makers unless better executions are available elsewhere. Subject to the foregoing, The Franklin may give consideration in the allocation of brokerage business to services performed by a broker or dealer in furnishing statistical data and research to it. The Franklin may thus be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. Any such services would also be available to The Franklin in the management of its own assets and those of any other separate account. To the extent that such services are used by The Franklin in performing its investment management functions with respect to the Fund, they may tend to reduce The Franklin's expenses. However, the dollar value of any information which might be received is indeterminable and may, in fact, be negligible. The Franklin does not consider the value of any research services provided by brokers in negotiating commissions. During 1995, 1996 and 1997, a total of $4,260, $1,865, and $1,695, respectively, in brokerage commissions was paid; none of such brokerage business of the Fund was allocated to Franklin Financial Services Corporation or to brokers who furnished statistical data and research to The Franklin. No officer or director of The Franklin or Franklin Financial Services Corporation (the principal underwriter for the Contracts), and no member of the Board of Managers, is affiliated with any brokerage firm (except with Franklin Financial Services Corporation, as described under "Investment Management Service Charge," in the Prospectus, and "Distribution of the Contracts," above) and no beneficial owner of 5% or more of the total voting power of The Franklin or any of its parents is known to be affiliated with any brokerage firm utilized by the Fund (except with Franklin Financial Services Corporation).

                              SAFEKEEPER OF SECURITIES

     Securities of the Fund are held by State Street Bank and Trust Company ("State Street"), which is located at 1776 Heritage Drive, North Quincy, Massachusetts, under a Custodian Agreement dated April 17, 1995 to which The Franklin and State Street are parties. Representatives of the Securities and Exchange Commission, the Illinois Insurance Department and the NAIC zonal examination committee have access to such securities in the performance of their official duties.

                                   LEGAL MATTERS

     Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                      EXPERTS


     The statement of assets and liabilities, including the portfolio of investments, as of December 31, 1997 and the related statement of operations for the year then ended and the statements of changes in contract owners' equity for each of the two years in the period then ended and the table of per-unit income and changes in accumulation unit value for each of the three years in the period then ended of the Fund, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The consolidated financial statements of The Franklin at December 31, 1997 and 1996 and for each of the two years in the period ended December 31, 1997, the eleven months ended December 31, 1995 and the one month ended January 31, 1995, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The table of per-unit income and changes in accumulation unit value for each of the two years in the period ended December 31, 1994 of the Fund, appearing herein, have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report thereon appearing elsewhere herein. Such financial statements and tables of per-unit income and changes in accumulation unit value referred to above are included in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.

                            INDEX TO FINANCIAL STATEMENTS




                                                                       PAGE
                                                                       ----
Franklin Life Variable Annuity Fund A:

   Reports of Independent Auditors and Accountants                F-2 - F-3

   Financial Statements:

      Statement of Assets and Liabilities, December 31, 1997            F-4

      Statement of Operations for the year ended
         December 31, 1997                                              F-4

      Statements of Changes in Contract Owners' Equity
         for the years ended December 31, 1997 and 1996                 F-4

      Portfolio of Investments, December 31, 1997                       F-5

      Notes to Financial Statements                                     F-6

      Supplementary Information - Per-Unit Income and Changes
         in Accumulation Unit Value for the five years ended
         December 31, 1997                                              F-7

The Franklin Life Insurance Company and Subsidiaries:*

   Report of Independent Auditors                                       F-8

   Financial Statements:

      Consolidated Statement of Income for the years ended
         December 31, 1997 and 1996, the eleven months ended
         December 31, 1995, and the one month ended January
         31, 1995                                                       F-9

      Consolidated Balance Sheet, December 31, 1997 and 1996     F-10- F-11

      Consolidated Statement of Shareholder's Equity for the
         years ended December 31, 1997 and 1996, the eleven
         months ended December 31, 1995, and the one month
         ended January 31, 1995                                        F-12

      Consolidated Statement of Cash Flows for the years
         ended December 31, 1997 and 1996, the eleven months
         ended December 31, 1995, and the one month ended,
         January 31, 1995                                              F-13

      Notes to Consolidated Financial Statements                F-14 - F-38



*The consolidated financial statements of The Franklin contained herein should be considered only as bearing upon the ability of The Franklin to meet its obligations under the Contracts.

                           REPORT OF INDEPENDENT AUDITORS


Board of Managers and Contract Owners
Franklin Life Variable Annuity Fund A

We have audited the accompanying statement of assets and liabilities of Franklin Life Variable Annuity Fund A, including the portfolio of investments, as of December 31, 1997, the related statement of operations for the year then ended and the statements of changes in contract owners' equity for each of the two years then ended, and the table of per-unit income and changes in accumulation unit value for each of the three years then ended. These financial statements and the table of per-unit income and changes in accumulation unit value are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the table of per-unit income and changes in accumulation unit value based on our audits. The table of per-unit income and changes in accumulation unit value for each of the two years in the period ended December 31, 1994 was audited by other auditors whose report dated February 1, 1995, expressed an unqualified opinion on that table.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the table of per-unit income and changes in accumulation unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian as of December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the 1997, 1996, and 1995 table of per-unit income and changes in accumulation unit value referred to above present fairly, in all material respects, the financial position of Franklin Life Variable Annuity Fund A at December 31, 1997, and the results of its operations for the year then ended, and the changes in its contract owners' equity for each of the two years then ended, and per-unit income and changes in accumulation unit value for each of the three years then ended in conformity with generally accepted accounting principles.








                                                  ERNST & YOUNG LLP



Chicago, Illinois
January 30, 1998

                          REPORT OF INDEPENDENT ACCOUNTANTS



Board of Managers and Contract Owners
Franklin Life Variable Annuity Fund A
Springfield, Illinois

We have audited the accompanying table of per-unit income and changes in accumulation unit value of Franklin Life Variable Annuity Fund A for each of the two years in the period ended December 31, 1994. This table of per-unit income and changes in accumulation unit value is the responsibility of the Fund's management. Our responsibility is to express an opinion on this table of per-unit income and changes in accumulation unit value based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the table of per-unit income and changes in accumulation unit value is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the table of per-unit income and changes in accumulation unit value. An audit also includes assessing the accounting principles used by management as well as evaluating the overall presentation of the table of per-unit income and changes in accumulation unit value. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the table of per-unit income and changes in accumulation unit value referred to above presents fairly, in all material respects, the per-unit income and changes in accumulation unit value for each of the two years in the period ended December 31, 1994, in conformity with generally accepted accounting principles.





                                   COOPERS & LYBRAND L.L.P.


Chicago, Illinois
February 1, 1995

                       FRANKLIN LIFE VARIABLE ANNUITY FUND A
                        STATEMENT OF ASSETS AND LIABILITIES
                                 DECEMBER 31, 1997




         Assets
                 Investments-at fair value (cost-$6,923,517):
                          Common stocks                                                                 $  10,325,291
                          Short-term notes                                                                  1,896,668
                                                                                                        -------------
                                                                                                           12,221,959
                 Cash on deposit                                                                               54,548
                 Dividends and interest receivable                                                             19,871
                                                                                                        -------------
                                           Total Assets                                                    12,296,378

         Liability -due to The Franklin Life Insurance Company                                                  1,489
                                                                                                        -------------

         Contract owners' equity
                 Annuity reserves                                              $    19,380
                 Value of 124,714.114 accumulation units outstanding,
                     equivalent to $98.42918992 per unit                        12,275,509              $  12,294,889
                                                                                ----------              -------------
                                                                                                        -------------

                               STATEMENT OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1997



         Investment income
                 Dividends                                                      $  167,447
                 Interest                                                           83,552
                                                                                ----------
                                           Total Income                                                  $    250,999

         Expenses
                 Mortality and expense charges                                  $  119,981
                 Investment management services                                     52,451
                                                                                ----------
                                           Total expenses                                                     172,432
                                                                                                         ------------
                                           Net investment income                                               78,567

         Realized and unrealized gain on investments:
                 Net realized gain from investment transactions
                   (excluding short-term investments):
                          Proceeds from sales                                   $1,508,962
                          Cost of investments sold (identified cost method)      1,056,000
                                                                                ----------
                                           Net realized gain                                                  452,962
                 Net unrealized appreciation of investments
                          Beginning of year                                     $3,584,070
                          End of year                                            5,298,442
                                                                                ----------
                                  Net unrealized appreciation                                               1,714,372
                                                                                                         ------------
                                  Net gain on investments                                                   2,167,334
                                                                                                         ------------
                                  Net increase in contract owners'
                                    equity resulting from operations                                       $2,245,901
                                                                                                         ------------
                                                                                                         ------------

                   STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY



                                                            YEAR ENDED DECEMBER 31
                                                             1997            1996
                                                          --------------------------

     Net investment income                                $    78,567    $    85,278
     Net realized gain from investment transactions           452,962        269,793
     Net unrealized appreciation of investments             1,714,372      1,406,762
                                                          --------------------------
                Net increase In contract owners'
                    equity resulting from operations        2,245,901      1,761,833
     Net contract purchase payments                           268,272        226,321
     Reimbursement for contract guarantees                        172          3,178
     Annuity payments                                          (4,568)        (3,878)
     Withdrawals                                           (1,636,104)      (995,151)
                                                          --------------------------
               Net increase in contract owners' equity        873,673        992,303
               Contract owners' equity at beginning
                 of year                                   11,421,216     10,428,913
                                                          --------------------------
               Contract owners' equity at end of year     $12,294,889    $11,421,216
                                                          --------------------------
                                                          --------------------------

                          See Notes to Financial Statements

                        FRANKLIN LIFE VARIABLE ANNUITY FUND A
                               PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1997




   NUMBER
     OF                                                          FAIR
   SHARES                                                        VALUE
-------------                                                 -----------

                COMMON STOCKS (83.98%)
                BANKING (4.16%)
      3,675          SLM Holding Corporation                  $   511,284
                BEVERAGES (1.30%)
      4,400          PepsiCo, Incorporated                        159,500
                BUSINESS SERVICES (1.61%)
      5,600          Equifax Inc.                                 198,450
                CHEMICALS (2.23%)
      2,700          Dow Chemical                                 274,050
                COMPUTER SERVICES (3.00%)
      8,100          Ceridian Corporation*                        371,081
                COSMETICS & HOUSEHOLD PRODUCTS
                     (3.27%)
      4,000          Gillette Company                             401,750

                DRUGS & HEALTH CARE (21.62%)
      8,000          Eli Lilly and Company                        557,000
      4,300          Merck & Company, Inc.                        455,800
      4,200          Pfizer, Incorporated                         313,163
      6,450          St. Jude Medical, Inc.*                      196,725
      6,600          Schering-Plough Corporation                  410,025
      6,000          Stryker Corporation                          223,500
     16,000          Walgreen Company                             502,000
                                                              -----------
                                                                2,658,213
                ELECTRONICS & INSTRUMENTATIONS
                     (2.94%)
      5,800          Hewlett-Packard Company                      361,775
                FOOD PROCESSING (2.86%)
     10,600          ConAgra, Inc.                                351,125
                FOOD - RETAIL (2.19%)
      5,700          Albertson's, Inc.                            269,325
                FOOD - WHOLESALE (2.48%)
      6,700          Sysco Corporation                            305,269
                HOUSEHOLD PRODUCTS (1.28%)
      3,700          Newell Co.                                   157,250
                MACHINERY - INDUSTRIAL &
                CONSTRUCTION (.46%)
      1,500          Fluor Corporation                             56,062

                OFFICE EQUIPMENT & SERVICES (8.00%)
      5,000          Compaq Computers Corporation*                282,500
      5,350          Digital Equipment Corporation*               198,619

                     International Business
      4,800          Machines Corporation                         502,200
                                                              -----------
                                                                  983,319
                OIL SERVICES & DRILLING (2.62%)
      6,200          Halliburton Company                          321,625

                OILS & OIL RELATED PRODUCTS (4.9%)
      2,700          Amoco Corporation                            229,838
      2,600          Atlantic Richfield Company                   208,325
      2,600          Kerr-McGee Corporation                       164,612
                                                              -----------
                                                                  602,775
                PACKAGING - CONTAINERS (3.06%)
      8,400          Avery-Dennison Corporation                   375,900
                PHOTOGRAPHY (2.02%)
      4,100          Eastman Kodak Company                        248,306
                RESTAURANTS/LODGING (1.92%)
      3,400          Marriott International, Inc.                 235,450
                RETAIL-SPECIALTY (2.29%)
      7,200          NIKE, Inc.                                   281,250
                TECHNOLOGY (7.48%)
      5,000          AMP, Incorporated                            210,000
      4,950          Diebold, Incorporated                        250,594
      4,800          Intel Corporation                            337,200
      3,600          Millipore Corporation                        122,175
                                                              -----------
                                                                  919,969

                UTILITIES - TELEPHONE (2.29%)
      5,000          BellSouth Corporation                        281,562
                                                              -----------

                                TOTAL COMMON STOCKS
                                  (COST-$5,026,849)            10,325,290

  PRINCIPAL
   AMOUNT
   ------

                SHORT-TERM NOTES (15.43%)
$   450,000     United States Treasury Bill
                 4.93%, due 2/5/98  (cost-$446,549)               446,549
$ 1,460,000     United States Treasury Bill
                 5.05%, due 2/5/98 (cost-$1,450,119)            1,450,119
                                                              -----------
                             TOTAL SHORT-TERM NOTES
                                                                1,896,669
                                                              -----------
                         TOTAL INVESTMENTS (99.41%)
                                (COST-$6,923,517)              12,221,959

                         CASH AND RECEIVABLES, LESS
                                  LIABILITY (.59%)                 72,930
                                                              -----------
                            TOTAL CONTRACT OWNERS'
                                  EQUITY (100.0%)             $12,294,889
                                                              -----------
                                                              -----------

*NON-INCOME PRODUCING INVESTMENT IN 1997.



                          See Notes to Financial Statements
--------------------------------------------------------------------------------
THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF FRANKLIN LIFE VARIABLE ANNUITY FUND A CONTRACT OWNERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

FRANKLIN LIFE VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS

NOTE A-SIGNIFICANT ACCOUNTING POLICIES

Franklin Life Variable Annuity Fund A (the Fund) is a segregated investment account of The Franklin Life Insurance Company (The Franklin) and is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended. The Fund no longer issues new contracts. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS: Investments in common stocks listed on national stock exchanges are valued at closing sales prices. Unlisted common stocks are valued at the most recent bid prices, as supplied by broker-dealers. Short-term notes are valued at cost, which approximates fair value.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

FEDERAL INCOME TAXES: Operations of the Fund will form a part of, and be taxed with those of, The Franklin which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Fund.

ANNUITY RESERVES: Reserves on contracts, all involving life contingencies, are calculated using the Progressive Annuity Table with an assumed investment rate of 3-1/2%.

NOTE B-INVESTMENTS

Exclusive of short-term investments, the cost of investments purchased and the proceeds from investments sold during 1997 aggregated $70,929 and $1,508,962, respectively.

NOTE C-EXPENSES

Amounts are paid to The Franklin for investment management services at the rate of .0012% of the current value of the Fund per day (.438% on an annual basis) and for mortality and expense risk assurances at the rate of .002745% of the current value of the Fund per day (1.002% on an annual basis).

NOTE D-SALES AND ADMINISTRATIVE CHARGES

Sales and administrative charges aggregating $16,926 and $21,860 were deducted from the proceeds of the sales of accumulation units and retained by Franklin Financial Services Corporation and The Franklin during 1997 and 1996, respectively. Franklin Financial Services Corporation is a wholly-owned subsidiary of The Franklin and principal underwriter for the Fund.


NOTE E-SUMMARY OF CHANGES IN ACCUMULATION UNITS




                                       YEAR ENDED                              YEAR ENDED
                                   DECEMBER 31, 1997                        DECEMBER 31, 1996
                              ---------------------------------------------------------------------

                               UNITS              AMOUNT               UNITS               AMOUNT
                               -----              ------               -----             ----------
 Balance at
   beginning of year          139,945           $11,403,341           150,474           $10,412,808
 Purchases                      2,945               268,272             3,007               226,321

 Net investment
  income*                           -                78,354                 -                85,005

 Net realized gain
   from investment
   transactions*                    -               451,738                 -               268,930

 Net unrealized
   appreciation
   of investments*                  -             1,709,736                 -             1,402,260

 Withdrawals                  (18,176)           (1,636,104)          (13,536)             (995,151)

 Reimbursement
   for contract
   guarantees*                      -                   172                 -                 3,168
                              -----------------------------------------------------------------------
 Balance at end
  of year                     124,714           $12,275,509           139,945           $11,403,341
                              -----------------------------------------------------------------------
                              -----------------------------------------------------------------------

*Excludes portion allocated to annuity reserves on a pro rata basis.

NOTE F-REMUNERATION OF MANAGEMENT

No person receives any remuneration from the Fund because The Franklin pays the fees of members of the Board of Managers and officers and employees of the Fund pursuant to expense assurances. Certain members of the Board of Managers and officers of the Fund are also directors, officers or employees of The Franklin or Franklin Financial Services Corporation. Amounts paid by the Fund to The Franklin and to Franklin Financial Services Corporation are disclosed in this report.

NOTE G-NET UNREALIZED APPRECIATION OF
    INVESTMENTS

Net unrealized appreciation of investments at December 31, 1997 and 1996 was as follows:





                                        DECEMBER 31,        DECEMBER 31,
                                            1997              1996
                                        --------------------------------
Gross unrealized appreciation            $5,387,633         $3,670,260

Gross unrealized depreciation                89,191             86,190
                                        --------------------------------
     Net unrealized appreciation
     of investments                      $5,298,442         $3,584,070
                                        --------------------------------
                                        --------------------------------

                        FRANKLIN LIFE VARIABLE ANNUITY FUND A
                              SUPPLEMENTARY INFORMATION
                PER-UNIT INCOME AND CHANGES IN ACCUMULATION UNIT VALUE
                  (SELECTED DATA AND RATIOS FOR AN ACCUMULATION UNIT
                          OUTSTANDING THROUGHOUT EACH YEAR)





                                                                           YEAR ENDED DECEMBER 31
                                                        1997          1996              1995             1994            1993
                                                  ----------------------------------------------------------------------------
 Investment income                                     $1.910        $1.685            $1.948           $1.408          $1.231
 Expenses                                               1.312         1.090              .875             .773            .773
                                                  ----------------------------------------------------------------------------
 Net investment income                                   .598          .595             1.073             .635            .458
 Net realized and unrealized gain (loss) on
   investments                                         16.346        11.690            14.139            (.240)           .112
                                                  ----------------------------------------------------------------------------
 Net increase in accumulation unit value               16.944        12.285            15.212             .395            .570
 Accumulation unit value:
   Beginning of year                                   81.485        69.200            53.988           53.593          53.023
                                                  ----------------------------------------------------------------------------
   End of year                                        $98.429       $81.485           $69.200          $53.988         $53.593
                                                  ----------------------------------------------------------------------------
                                                  ----------------------------------------------------------------------------

 Ratio of expenses to average net assets                 1.44%         1.44%             1.44%            1.44%           1.44%
 Ratio of net investment income to average
  net assets                                              .66%          .79%             1.76%            1.18%            .85%
 Portfolio turnover rate                                  .70%         4.77%            14.66%           88.99%          68.62%
 Number of accumulation units outstanding at
  end of year                                         124,714       139,945           150,474          172,507         198,763
-------------------------------------------------------------------------------------------------------------------------------

                            REPORT OF INDEPENDENT AUDITORS


                            -----------------------------


Board of Directors
    and Shareholder
The Franklin Life Insurance Company

We have audited the accompanying consolidated balance sheet of The Franklin Life Insurance Company (an indirect wholly-owned subsidiary of American General Corporation) (the Company) as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995 and the one month ended January 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Franklin Life Insurance Company at December 31, 1997 and 1996 and the consolidated results of its operations and its cash flows for the years ended
December 31, 1997 and 1996, the eleven months ended December 31, 1995 and the one month ended January 31, 1995, in conformity with generally accepted accounting principles.




                                       /s/ ERNST & YOUNG LLP

Chicago, Illinois
February 23, 1998

                        THE FRANKLIN LIFE INSURANCE COMPANY
                          CONSOLIDATED STATEMENT OF INCOME
                                   (In millions)


                                                                                                              Predecessor Basis
                                                                                                              ------------------
                                                                                                  Eleven Months          One Month
                                                     YEAR ENDED                Year Ended             Ended               Ended
                                                     DECEMBER 31               December 31         December 31          January 31
                                                     -----------------------------------------------------------------------------
                                                         1997                      1996                1995                1995
                                                     -----------------------------------------------------------------------------
Revenues
     Premiums and other considerations                    $370.2               $  418.6              $449.6              $34.5
     Net investment income                                 518.6                  521.5               468.8               41.3
     Realized investment gains (losses)                     12.8                    2.5                 7.2               (7.6)
     Other                                                  75.8                   68.3                55.9                4.1
                                                     -----------------------------------------------------------------------------
     Total revenues                                        977.4                1,010.9               981.5               72.3

Benefits and expenses
     Benefits paid or provided
       Death claims and other policy
        benefits                                           250.6                  240.6               236.3               21.5
       Investment-type contracts                           169.4                  173.3               168.3               14.0
       Dividends to policyholders                           86.3                   81.9                85.6                7.5
     Change in policy reserves                              54.6                   95.9               148.5               11.0
     Increase in participating policy-
      holders' interests                                     4.7                   12.0                11.0                1.0
     Commissions                                           106.5                  110.2               108.0                7.6
     Operating costs and expenses                           33.5                   35.7                17.3                2.8
     Amortization of deferred policy
      acquisition costs                                     11.5                   10.7                 8.3                5.8
     Amortization of cost of insurance
      purchased, net of deferrals                           45.3                   51.1                29.0                0.8
                                                     -----------------------------------------------------------------------------
      Total benefits and expenses                          762.4                  811.4               812.3               72.0
                                                     -----------------------------------------------------------------------------



Income before income tax expense                           215.0                  199.5               169.2                0.3

Income tax expense

     Current                                                74.8                   94.7                39.7                4.9

     Deferred (benefit)                                     (0.4)                 (25.3)               21.1               (4.7)
                                                     -----------------------------------------------------------------------------
           Total income tax expense                         74.4                   69.4                60.8                0.2
                                                     -----------------------------------------------------------------------------

               Net income                                 $140.6               $  130.1              $108.4              $ 0.1
                                                     -----------------------------------------------------------------------------
                                                     -----------------------------------------------------------------------------

                 See Notes to Consolidated Financial Statements.

                        THE FRANKLIN LIFE INSURANCE COMPANY
                             CONSOLIDATED BALANCE SHEET
                                   (In millions)

                                                              DECEMBER 31
                                                        ------------------------

          ASSETS                                            1997        1996
                                                        ------------ -----------
Investments
  Fixed maturity securities(amortized cost:
           $5,157.7; $5,152.3)                           $5,615.2      $5,476.5
  Mortgage loans on real estate                             621.6         607.0
  Equity securities (cost: $1.1; $2.0)                        4.4           5.0
  Policy loans                                              332.7         327.4
  Other long-term investments                                46.3          47.6
                                                         -----------------------
      Total investments                                   6,620.2       6,463.5


Cash and cash equivalents                                    39.5          24.6
Accrued investment income                                   100.3          99.7
Note receivable from parent                                 116.4         116.4
Preferred stock of affiliates, at cost                        8.5           8.5
Receivable from brokers                                      26.5          17.7
Receivable from agents, less allowance ($4.3;                14.4          18.3
   $0.4)
Amounts recoverable from reinsurers                          41.5          84.0
Deferred policy acquisition costs                           111.7          82.0
Cost of insurance purchased                                 303.9         407.8
Property and equipment, at cost, less accumulated
   depreciation ($10.2; $7.2)                                23.4          20.6
Other assets                                                 27.4          29.6
Assets held in Separate Accounts                            239.6         134.9
                                                         -----------------------

      Total assets                                       $7,673.3      $7,507.6
                                                         -----------------------
                                                         -----------------------

                 See Notes to Consolidated Financial Statements.



                        THE FRANKLIN LIFE INSURANCE COMPANY
                       CONSOLIDATED BALANCE SHEET (CONTINUED)
                          (In millions, except share data)

                                                             DECEMBER 31
                                                       -------------------------
         LIABILITIES                                       1997         1996
                                                       -------------------------
Insurance liabilities
      Life, annuity and accident and health reserves     $2,882.8     $2,864.7
      Policy and contract claims                             34.4         38.1
      Investment-type contract deposits
          and dividend accumulations                      2,907.6      2,992.7
      Participating policyholders' interests                211.4        209.7
     Other                                                   50.7         49.5
Income taxes
      Current                                                 2.2          6.4
      Deferred                                                4.5       (19.0)
Intercompany payables                                         0.5          0.8
Accrued expenses and other liabilities                      109.6        116.6
Liabilities related to Separate Accounts                    239.6        134.9
                                                       -------------------------
          Total liabilities                               6,443.3      6,394.4

          SHAREHOLDER'S EQUITY
Common stock ($2  par value;
          30,000,000 shares authorized,
          21,002,000 shares issued and outstanding)          42.0         42.0
Paid-in capital                                             886.1        886.1
Net unrealized gains on securities                          150.8        106.6
Retained earnings                                           151.1         78.5
                                                       -------------------------
          Total shareholder's equity                      1,230.0      1,113.2
                                                       -------------------------
        Total liabilities and shareholder's equity       $7,673.3     $7,507.6
                                                       -------------------------
                                                       -------------------------

                   See Notes to Consolidated Financial Statements.

                         THE FRANKLIN LIFE INSURANCE COMPANY
                    CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
                                    (In millions)

                                                                        Predecessor Basis
                                                                        -----------------
                                                                    Eleven
                                                                    Months     One Month
                                        YEAR ENDED   Year Ended     Ended        Ended
                                        DECEMBER 31  December 31  December 31  January 31
                                        -------------------------------------------------
                                           1997         1996         1995        1995
-----------------------------------------------------------------------------------------
Common stock                              $ 42.0       $ 42.0      $ 42.0      $ 42.0
                                        -------------------------------------------------
                                        -------------------------------------------------
Paid-in capital

   Balance at beginning of period          886.1        884.3       884.3       803.0
   Paid in during the period                   -          1.8           -           -
   Adjustment for the acquisition              -            -           -        81.3
                                        -------------------------------------------------

   Balance at end of period                886.1        886.1       884.3       884.3
                                        -------------------------------------------------

Net unrealized gains (losses)
   on securities

   Balance at beginning of period          106.6        187.5           -        (8.1)
   Change during the period                 44.2        (80.9)      187.5         1.4
   Adjustment for the acquisition              -            -           -         6.7
                                        -------------------------------------------------

   Balance at end of period                150.8        106.6       187.5           -
                                        -------------------------------------------------
Retained earnings

   Balance at beginning of period           78.5         48.4           -       522.7
   Net income                              140.6        130.1       108.4         0.1
   Dividends paid to parent                (68.0)      (100.0)      (60.0)      (250.0)
   Adjustment for the acquisition              -            -           -       (272.8)
                                        -------------------------------------------------

   Balance at end of period                151.1         78.5        48.4            -
                                        -------------------------------------------------

Total shareholder's equity
   at end of period                     $1,230.0     $1,113.2    $1,162.2      $ 926.3
                                        -------------------------------------------------
                                        -------------------------------------------------

                  See Notes to Consolidated Financial Statements.

                        THE FRANKLIN LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENT OF CASH FLOWS
                                   (In millions)


                                                                                                               Predecessor Basis
                                                                                                               -----------------
                                                                                             Eleven Months         One Month
                                                         YEAR ENDED          Year Ended          Ended               Ended
                                                         DECEMBER 31        December 31       December 31         January 31
                                                         -------------------------------------------------------------------
                                                            1997                1996              1995               1995
----------------------------------------------------------------------------------------------------------------------------
                   OPERATING ACTIVITIES
Net income                                                 $ 140.6            $ 130.1             $108.4         $   0.1

Reconciling adjustments
     Insurance liabilities                                    33.4              121.5              155.4            19.9
     Deferred policy acquisition costs                       (40.4)             (45.5)             (59.4)           (2.7)
     Investment (gains) losses                                (6.1)              (4.7)             (11.4)           (0.9)
     Investment write-downs and reserves                      (6.7)               2.2                4.2             8.5
     Cost of insurance purchased and intangibles              45.3               51.1               29.0             1.0
     Interest credited, net of charges on investment
         contract deposits                                    92.5              103.2              153.7            12.0
     Purchase of trading securities                              -                  -                  -            (1.5)
     Proceeds from sale of trading securities                    -                  -                  -            85.5
     Other, net                                               (5.4)            (107.9)              14.3            (7.1)
                                                         -------------------------------------------------------------------
     Net cash provided by operating activities               253.2              250.0              394.2           114.8
                                                         -------------------------------------------------------------------

                   INVESTING ACTIVITIES
Investment purchases
  Available-for-sale                                        (891.8)          (5,479.1)          (1,055.8)              -
  Held-to-maturity                                               -                  -                  -            (0.8)
  Other investments                                         (125.2)            (122.6)             (95.7)          (27.2)
  Affiliated                                                     -                  -             (124.5)              -
Investment calls, maturities and sales
  Available-for-sale                                         978.0            5,526.3              832.0             0.2
  Held-to-maturity                                               -                  -                  -            24.9
  Other investments                                           70.7               65.1              127.1             6.3
Additions to property and equipment                           (6.7)              (4.6)              (3.5)           (0.5)
                                                         -------------------------------------------------------------------

  Net cash provided by (used for) investing activities        25.0              (14.9)            (320.4)            2.9
                                                         -------------------------------------------------------------------

                   FINANCING ACTIVITIES
Policyholder account deposits                                194.5              165.3              357.8            29.2
Policyholder account withdrawals                            (389.8)            (297.1)            (366.2)          (32.6)
Additional capital contribution                                  -                1.8                  -               -
Proceeds from intercompany borrowings                        230.4               62.0              105.2               -
Repayments of intercompany borrowings                       (230.4)             (62.1)            (105.1)              -
Dividend payments                                            (68.0)            (100.0)             (60.0)         (250.0)
                                                         -------------------------------------------------------------------
  Net cash used for financing activities                    (263.3)            (230.1)             (68.3)         (253.4)
                                                         -------------------------------------------------------------------

  Net increase (decrease) in cash and cash equivalents        14.9                5.0                5.5          (135.7)
Cash and cash equivalents at beginning of period              24.6               19.6                14.1          149.8
                                                         -------------------------------------------------------------------
Cash and cash equivalents at end of period                 $  39.5            $  24.6             $  19.6        $  14.1
                                                         -------------------------------------------------------------------

                   See Notes to Consolidated Financial Statements.

                         THE FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.     Significant Accounting Policies

1.1    NATURE OF OPERATIONS

       The Franklin Life Insurance Company (Franklin) and its subsidiaries, headquartered in Springfield, Illinois, provide life insurance and annuity products to middle-income customers throughout the United States. Franklin serves this customer base through 3,200 agents.


1.2    PREPARATION OF FINANCIAL STATEMENTS

       The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of Franklin, and its subsidiaries, The American Franklin Life Insurance Company (AMFLIC), Franklin Financial Services Corporation
       (FFSC) and prior to December 31, 1995, The Franklin United Life Insurance Company (FULIC). Franklin was formerly a wholly-owned subsidiary of American Franklin Company (AFC), and is now an indirect, wholly-owned subsidiary of American General Corporation (AGC) following the dissolution of AFC in June of 1996. All material intercompany transactions have been eliminated in consolidation.

       On December 31, 1995, Franklin completed the sale of FULIC to American General Life Insurance Company of New York (AGNY), an affiliated entity. Franklin received $8.5 million of preferred stock of American General Life Insurance Company, the parent of AGNY, as consideration. No gain or loss was recognized on the transaction.

       The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3    ACQUISITION

       On January 31, 1995, AGC Life Insurance Company (AGCL), a subsidiary of AGC, acquired AFC for $1.17 billion. The purchase price consisted of $920 million in cash and a $250 million extraordinary cash dividend paid by AFC to its former parent prior to closing. In addition, $6.3 million of acquisition costs were capitalized as part of the acquisition.

                        THE FRANKLIN LIFE INSURANCE COMPANY
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.3    ACQUISITION (CONTINUED)

       The acquisition was accounted for using the purchase method of accounting in accordance with the provisions of Accounting Principles Board Opinion 16, "Business Combinations", and other existing accounting literature pertaining to purchase accounting. Under purchase accounting, the total purchase cost was allocated to the assets and liabilities acquired based on a determination of their fair value. Franklin's consolidated statements of income, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996, and the eleven months ended December 31, 1995, are reported under the purchase method of accounting and, accordingly, are not consistent with the basis of presentation of the "Predecessor Basis" consolidated statements of income, shareholder's equity and cash flows for the one month ended January 31, 1995.


1.4    INVESTMENTS

       FIXED MATURITY AND EQUITY SECURITIES. All fixed maturity securities and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

       MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on management's assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

       Loans for which Franklin determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. Franklin generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

       POLICY LOANS.  Policy loans are reported at unpaid principal balance.

       INVESTMENT INCOME. Interest on fixed maturity securities, policy loans and performing and restructured mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.4    INVESTMENTS (CONTINUED)

       OTHER LONG TERM INVESTMENTS. Other long term investments represent investments in joint ventures and limited partnerships and are reported on the equity method.

       REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5    CASH AND CASH EQUIVALENTS

       Highly liquid investments with an original maturity of three months or less are included in cash and cash equivalents. The carrying amount approximates fair value.


1.6    DEFERRED POLICY ACQUISITION COSTS (DPAC)

       Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

       DPAC associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The interest assumptions used to compute estimated gross profits with respect to participating life insurance contracts were 7.75% at December 31, 1997 and 1996, and 8.5% at December 31, 1995.
       DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

       DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in net unrealized gains (losses) on securities within shareholder's equity.

       Franklin reviews the carrying amount of DPAC on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7    COST OF INSURANCE PURCHASED (CIP)

       The cost assigned to certain insurance contracts in force at January 31, 1995 is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 7.0% to 8.5%. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. Franklin reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.8    SEPARATE ACCOUNTS

       Separate Accounts are assets and liabilities associated with certain contracts for which the investment risk lies solely with the contract holder. Therefore, Franklin's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income. Assets held in Separate Accounts are carried at fair value.

1.9    INSURANCE LIABILITIES

       Substantially all of Franklin's insurance liabilities relate to long-duration contracts, which generally require performance over a period of more than one year. The contract provisions normally cannot be changed or canceled by Franklin during the contract period.

       For interest-sensitive life insurance and insurance investment contracts, reserves equal the sum of the policy account balances and deferred revenue charges. Reserves for non-participating long-duration contracts are based on estimates of the cost of future policy benefits to be paid as a result of present and future claims due to death, disability, surrender of a policy, or payment of an endowment. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.0% to 8.5% at December 31, 1997. The liability for future policy benefits on participating life insurance contracts is a net level reserve using the nonforfeiture interest rate and mortality table of the plan of insurance.

1.10   PREMIUM RECOGNITION

       Most receipts for annuities and interest-sensitive life insurance contracts are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that are designed to compensate Franklin for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

       For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in income in a constant relationship to insurance in force. For all other long-duration contracts, premiums are recognized when due.

                        THE FRANKLIN LIFE INSURANCE COMPANY
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.11   PARTICIPATING LIFE INSURANCE

       Participating life insurance contracts contain dividend payment provisions that entitle the policyholders to participate in the earnings of the contracts. Participating life insurance accounted for 46% and 47% of life insurance in force at December 31, 1997 and 1996 respectively, and 70%, 62%, 58%, and 69% of premiums and other considerations for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995, respectively.

       The portion of earnings allocated to participating policyholders that cannot be expected to inure to Franklin's shareholder is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings.

1.12   INCOME TAXES

       Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

       A change in deferred taxes related to fluctuations in fair value of available-for-sale securities is included in net unrealized gains (losses) on securities in shareholder's equity.

1.13   RECLASSIFICATION

       Certain amounts in the 1996 and 1995 financial statements have been reclassified to conform to the 1997 presentation.


1.14   NEW ACCOUNTING STANDARDS NOT YET ADOPTED

       In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. Beginning in 1998, Franklin must adopt this statement for all periods presented. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact Franklin's consolidated results of operations or financial position.

                         THE FRANKLIN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.     Investments

2.1    INVESTMENT INCOME

       Income by type of investment was as follows:


                                                         Eleven
                                                         Months      One Month
                            YEAR ENDED    Year Ended      Ended       Ended
                           DECEMBER 31   December 31   December 31  January 31
                           ---------------------------------------------------
In millions                    1997          1996         1995         1995
------------------------------------------------------------------------------
Fixed maturity securities    $435.5        $434.6        $394.3       $33.9
Mortgage loans on real         58.3          58.8          54.3         4.6
  estate
Policy loans                   19.3          18.9          18.6         1.7
Other investments               9.5          13.5           9.1         1.2
                           ---------------------------------------------------
Gross investment income       522.6         525.8         476.3        41.4
Investment expense              4.0           4.3           7.5         0.1
                           ---------------------------------------------------
   Net investment income     $518.6        $521.5        $468.8       $41.3
                           ---------------------------------------------------
                           ---------------------------------------------------

       The carrying value of investments that produced no investment income during 1997 totaled $12.4 million, or less than .19% of total invested assets at December 31, 1997. The ultimate disposition of these assets is not expected to have a material effect on Franklin's consolidated results of operations or financial position.

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  (CONTINUED)

2.2    REALIZED INVESTMENT GAINS (LOSSES)

       Realized investment gains (losses) for fixed maturity and equity securities, net of DPAC and CIP amortization were as follows:


                                                                                                   Eleven Months       One Month
                                                          YEAR ENDED            Year Ended             Ended             Ended
                                                          DECEMBER 31          December 31          December 31        January 31
                                                         ------------------------------------------------------------------------
In millions                                                  1997                  1996                1995               1995
---------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities
  Gross gains                                               $ 15.4                $ 25.0              $ 13.8              $   -
  Gross losses                                                (6.2)                (17.6)               (1.9)                 -
                                                         ------------------------------------------------------------------------
    Total fixed maturity securities                            9.2                   7.4                11.9                  -
                                                         ------------------------------------------------------------------------

Equity securities
  Gross gains                                                  1.0                   1.8                 1.9                4.1
  Gross losses                                                   -                     -                (0.5)              (5.4)
                                                         ------------------------------------------------------------------------
    Total equity securities                                    1.0                   1.8                 1.4               (1.3)
                                                         ------------------------------------------------------------------------

Other                                                          2.6                  (6.7)               (6.1)              (6.3)
                                                         ------------------------------------------------------------------------
   Realized investment gains (losses)                       $ 12.8                $  2.5              $  7.2              $(7.6)
                                                         ------------------------------------------------------------------------
                                                         ------------------------------------------------------------------------


       Voluntary sales of investments resulted in the following realized gains (losses):


                                                                      Realized
                                                                   ------------------
In millions                        Category         Proceeds       Gains    Losses
-------------------------------------------------------------------------------------
YEAR ENDED
DECEMBER 31, 1997           AVAILABLE-FOR-SALE       $577.6        $10.5    $ 3.1
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Year Ended
December 31, 1996           Available-for-sale       $807.0        $21.8    $15.4
-------------------------------------------------------------------------------------
Eleven Months Ended
December 31, 1995           Available-for-sale       $268.7        $ 8.5    $ 0.4
-------------------------------------------------------------------------------------
One Month Ended
January 31, 1995            Trading                  $ 84.7        $ 4.1    $ 5.4
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                         THE FRANKLIN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.3    FIXED MATURITY AND EQUITY SECURITIES

       VALUATION. Amortized cost and fair value of fixed maturity and equity securities were as follows:





                                                                   DECEMBER 31, 1997
                                           ----------------------------------------------------------------------
                                            COST OR            GROSS               GROSS
                                           AMORTIZED         UNREALIZED          UNREALIZED               FAIR
In millions                                   COST             GAINS               LOSSES                 VALUE
-----------------------------------------------------------------------------------------------------------------
Fixed maturity securities
  Corporate bonds
   Investment grade                           $2,845.2           $228.9                $0.3              $3,073.8

   Below investment grade                        307.8             13.7                 1.1                 320.4

  Public utilities                               972.3            116.1                   -               1,088.4

  Mortgage-backed                                750.7             67.4                 0.1                 818.0

  Foreign governments                             90.0             15.4                 0.4                 105.0

  U.S. government                                186.7             17.7                   -                 204.4

  States/political subdivisions                    4.8              0.2                   -                   5.0

  Redeemable preferred stocks                      0.2                -                   -                   0.2
                                           ----------------------------------------------------------------------
    Total fixed maturity securities           $5,157.7           $459.4                $1.9              $5,615.2
                                           ----------------------------------------------------------------------
                                           ----------------------------------------------------------------------
Equity securities                             $    1.1           $  3.3                $  -              $    4.4
                                           ----------------------------------------------------------------------
                                           ----------------------------------------------------------------------

                         THE FRANKLIN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.3    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)


                                                                                   DECEMBER 31, 1996
                                                           -------------------------------------------------------------------
                                                            Cost or                Gross              Gross
                                                           Amortized            Unrealized         Unrealized            Fair
  In millions                                                Cost                  Gains             Losses             Value
  ----------------------------------------------------------------------------------------------------------------------------
  Fixed maturity securities
    Corporate bonds
      Investment grade                                      $2,747.7               $170.2
                                                                                                        $6.3          $2,911.6
      Below investment grade                                   239.7                  9.0                1.4             247.3

    Public utilities                                         1,064.7                 86.9                  -           1,151.6

  Mortgage-backed                                              802.1                 41.9                1.4             842.6

  Foreign governments                                           96.2                 11.0                  -             107.2

  U.S. government                                              190.1                 13.9                0.1             203.9

  States/political subdivisions                                 11.5                  0.5                  -              12.0

  Redeemable preferred stocks                                    0.3                    -                  -               0.3
                                                           -------------------------------------------------------------------

      Total fixed maturity securities                       $5,152.3               $333.4               $9.2          $5,476.5
                                                           -------------------------------------------------------------------
                                                           -------------------------------------------------------------------

  Equity securities                                         $    2.0               $  3.0               $  -          $    5.0
                                                           -------------------------------------------------------------------
                                                           -------------------------------------------------------------------

                         THE FRANKLIN LIFE INSURANCE COMPANY
               NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  (CONTINUED)

2.3    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

       MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1997 were as follows:


                                                     AMORTIZED            FAIR
In millions                                             COST              VALUE
--------------------------------------------------------------------------------
FIXED MATURITY SECURITIES, EXCLUDING
MORTGAGE-BACKED SECURITIES, DUE
     In one year or less                             $   55.0          $   55.4

     In years two through five                          785.0             825.8

     In years six through ten                         1,993.5           2,140.3

     After ten years                                  1,573.5           1,775.7

   Mortgage-backed securities                           750.7             818.0
                                                   ----------------------------

     Total fixed maturity securities                 $5,157.7          $5,615.2
                                                   ----------------------------
                                                   ----------------------------


       Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4    NET UNREALIZED GAINS ON SECURITIES

       Net unrealized gains on available-for-sale securities included in shareholder's equity at December 31 were as follows:




In millions                                     1997         1996
-------------------------------------------------------------------
Gross unrealized gains                       $ 462.7        $ 336.4
Gross unrealized losses                         (1.9)          (9.2)
DPAC fair value adjustment                     (10.4)          (0.4)
CIP fair value adjustment                     (215.7)        (160.9)
Participating policyholders'
 interest                                       (2.5)          (1.8)
Deferred federal income taxes                  (81.4)         (57.5)
                                            -----------------------
Net unrealized gains
 on securities                               $ 150.8        $ 106.6
                                            -----------------------
                                            -----------------------

                       THE FRANKLIN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  (CONTINUED)

2.5  MORTGAGE LOANS ON REAL ESTATE
     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, Franklin requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. At December 31, the mortgage loan portfolio was distributed as follows:



                                                 DECEMBER 31
                                       ----------------------------------
  In millions                             1997                 1996
  -----------------------------------------------------------------------
  Geographic distribution
       East North Central                $119.6             $120.0
       East South Central                  36.2               37.8
       Mid Atlantic                        35.5               21.5
       Mountain                            53.5               58.1
       New England                         22.5               19.2
       Pacific                             99.5              104.3
       South Atlantic                     175.2              167.7
       West North Central                  34.3               35.4
       West South Central                  53.5               57.9
       Allowance for losses                (8.2)             (14.9)
  -----------------------------------------------------------------------
         Total                           $621.6             $607.0
  -----------------------------------------------------------------------
  -----------------------------------------------------------------------
  Property type
       Retail                            $333.5             $312.3
       Office                             131.9              147.5
       Industrial                          96.7               89.4
       Residential and other               67.7               72.7
       Allowance for losses                (8.2)             (14.9)
  -----------------------------------------------------------------------
         Total                           $621.6             $607.0
  -----------------------------------------------------------------------
  -----------------------------------------------------------------------

                       THE FRANKLIN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  (CONTINUED)

2.5  MORTGAGE LOANS ON REAL ESTATE (CONTINUED)
     IMPAIRED LOANS.     The carrying value of impaired mortgage loans on real
     estate and related interest income were as follows as of and for the year ended December 31:

  In millions                   1997             1996          1995
  -------------------------------------------------------------------------
  Impaired loans
       With allowance *        $ 8.0            $21.4           5.3
       Without allowance         8.1              -            17.8
                             ----------------------------------------------

       Total impaired loans    $16.1            $21.4          23.1
                             ----------------------------------------------
                             ----------------------------------------------

  Average investment           $18.8            $22.3          27.4
                             ----------------------------------------------
                             ----------------------------------------------

  Interest income earned       $ 0.8            $ 1.5           1.3
                             ----------------------------------------------
                             ----------------------------------------------

     * Represents gross amounts before allowance for mortgage loan losses of $3.0 million, $4.9 million, and $1.6 million at December 31, 1997, 1996, and 1995, respectively. There were no impaired loans as of January 31, 1995.

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:


                                                       Eleven      One Month
                            YEAR ENDED   Year Ended  Months Ended    Ended
                           DECEMBER 31   December 31  December 31   January 31
                           ---------------------------------------------------
In millions                  1997         1996         1995          1995
------------------------------------------------------------------------------
Balance at beginning of
period                      $14.9      $12.7            8.5             -
Net change in allowance *    (6.7)       2.2            4.2            8.5
                           ---------------------------------------------------
Balance at end of period    $ 8.2      $14.9           12.7            8.5
                           ---------------------------------------------------


          *    Charged to realized investment gains (losses).

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.6  INVESTMENTS ON DEPOSIT

     At December 31, 1997 and 1996, bonds and other investments carried at $19.3 million and $22.6 million, respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.7  INVESTMENT RESTRICTIONS

     Franklin is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 1997 and 1996, Franklin's largest investment in any one entity other than U.S. government obligations and related party amounts was $62.8 million and $64.6 million, respectively.

3.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of Franklin's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of Franklin's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.


                                                  DECEMBER 31
                              ------------------------------------------------
                                          1997                    1996
                              ------------------------------------------------
                               CARRYING     FAIR       Carrying      Fair
In millions                     AMOUNT      VALUE       Amount       Value
------------------------------------------------------------------------------
Assets
  Fixed maturity securities    $5,615.2    $5,615.2   $5,476.5      $5,476.5
  Mortgage loans on real
    estate                        621.6       659.4      607.0         637.7
  Equity securities                 4.4         4.4        5.0           5.0

Liabilities
  Insurance investment
    contracts                  $1,881.4   $ 1,813.3   $1,967.9      $1,892.9
  Dividend accumulations       $  780.1   $   780.1   $  755.9      $  755.9

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.   Fair Value of Financial Instruments (continued)

     The following methods and assumptions were used to estimate the fair value of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate on policy loans was 6% in 1997 and 1996.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

     DIVIDEND ACCUMULATIONS. Fair value disclosed for dividend accumulations equals the amount of dividends payable on demand at the reporting date.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.   Deferred Policy Acquisition Costs (DPAC)
     An analysis of the changes in the DPAC asset is as follows:


                                                   Eleven Months  One Month
                        YEAR ENDED     Year Ended      Ended        Ended
                        DECEMBER 31   December 31    December 31   January 31
                      --------------------------------------------------------
In millions                1997          1996          1995          1995
------------------------------------------------------------------------------
Beginning of period
   balance              $ 82.0         $ 47.5         $    -          $ 510.6

Capitalization            51.9           56.2           67.7              8.5

Amortization             (11.5)         (10.7)          (8.3)            (5.8)

Effect of unrealized
  gains on securities    (10.0)          11.3          (11.7)               -


Effect of realized
  investment gains        (0.7)          (0.4)         (0.2)                -

Adjustment for the
  acquisition(a)             -              -             -            (513.3)

Other                        -          (21.9)            -                 -
                      --------------------------------------------------------

End of period balance   $111.7         $ 82.0         $47.5            $    -
                      --------------------------------------------------------
                      --------------------------------------------------------

     (a) Represents the necessary elimination of the historical DPAC asset required by purchase accounting.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.   Cost of Insurance Purchased (CIP)
     An analysis of the changes in the CIP asset is as follows:


                                                   Eleven Months One Month
                          YEAR ENDED   Year Ended     Ended        Ended
                          DECEMBER 31  December 31  December 31  January 31
                          ---------------------------------------------------
In millions                1997          1996         1995         1995
-----------------------------------------------------------------------------
Beginning of period       $ 407.8       $ 353.0       $ 656.6       $174.7
  balance
Interest accretion           47.3          51.8          49.0          2.0
Additions                    15.1          13.6          41.3            -
Amortization               (107.7)       (116.5)       (118.0)        (2.8)
Effect of unrealized
  gains on securities       (54.8)        109.1        (270.0)           -
Effect of realized
  investment gains           (3.8)         (3.2)         (5.9)           -
Incremental adjustment
  for the acquisition(a)        -             -             -        482.7
                          ---------------------------------------------------

End of period balance     $ 303.9       $ 407.8       $ 353.0       $656.6
                          ---------------------------------------------------

     (a) Represents the incremental amount necessary to recognize the new CIP asset attributable to the January 31, 1995 acquisition.

          CIP amortization, net of interest accretion and additions, expected to be recorded in each of the next five years is $41.7 million, $38.4 million, $35.3 million, $32.4 million, and $29.8 million.

6.        Separate Accounts

          Franklin administers three Separate Accounts for variable annuity contracts. AMFLIC administers three Separate Accounts in connection with the issuance of its Variable Universal Life and Variable Annuity products.

                       THE FRANKLIN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  (CONTINUED)

7.   Income Taxes

     Franklin files a life/life consolidated return which includes Franklin and AMFLIC. FFSC, a broker-dealer and wholly-owned subsidiary of Franklin, files a separate return.

     The method of allocation of tax expense is subject to a written agreement. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of each subsidiary under this agreement shall not exceed the amount such subsidiary would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

7.1  DEFERRED TAXES

     Components of deferred tax liabilities and assets at December 31, were as follows:


      In millions                               1997             1996
      ---------------------------------------------------------------------
      Deferred tax liabilities, applicable to:
           Basis differential of investments   $ 122.8         $  63.1
           DPAC and CIP                           98.6           124.6
           Other                                  10.2            15.7
                                              -----------------------------
           Total deferred tax liabilities        231.6           203.4
                                              -----------------------------

      Deferred tax assets, applicable to:
           Policy reserves                      (124.5)         (128.3)
           Participating policyholders'          (74.0)          (73.6)
            interests
           Postretirement benefits                (3.4)           (4.0)
           Basis differential of investments      (7.5)           (7.7)
           Other                                 (17.7)           (8.8)
                                              -----------------------------
           Total deferred tax assets            (227.1)         (222.4)
                                              -----------------------------
      Net deferred tax liability (asset)       $   4.5         $ (19.0)
                                              -----------------------------
                                              -----------------------------

     Franklin expects adequate future taxable income to realize the deferred tax assets. Accordingly, no valuation allowance is considered necessary.

     A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations or is distributed as dividends. Such income, accumulated in policyholders' surplus accounts, totaled $200 million at December 31, 1997. At current corporate income tax rates, the maximum amount of tax on such income is approximately $70 million. Deferred income taxes on these accumulations are not required because no distributions are expected.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.2  TAX EXPENSE
     A reconciliation between the federal income tax rate and the effective tax rate follows:


                                                      Eleven Months  One Month
                               YEAR ENDED   Year Ended    Ended         Ended
                              DECEMBER 31   December 31 December 31  January 31
                             --------------------------------------------------
                                  1997         1996        1995         1995
                             --------------------------------------------------
Federal income tax rate          35.0%         35.0%       35.0%       35.0%
State taxes, net                  0.9           0.3         0.9        36.3
Tax-exempt investment income     (0.5)         (0.7)       (0.6)      (39.3)

Amortization of goodwill            -             -           -        34.3
Other                            (0.8)          0.2         0.6         0.4
                             --------------------------------------------------
Effective tax rate               34.6%         34.8%       35.9%       66.7%
                             --------------------------------------------------
                             --------------------------------------------------

7.3  TAXES PAID

     Federal income taxes paid for the years ended December 31, 1997 and 1996, and the eleven months ended December 31, 1995, were $77 million, $74 million, and $53 million, respectively. State income taxes paid for the years ended December 31, 1997 and 1996, and the eleven months ended December 31, 1995, were $2 million, $2 million, and $1 million, respectively. There were no federal or state income taxes paid during January 1995.

8.   Benefit Plans

8.1  PENSION PLANS

     On January 1, 1996, Franklin's existing defined benefit pension plan (The Franklin Plan) was merged with the plan sponsored by AGC (the AGC Plan). The AGC Plan is a non-contributory defined benefit plan covering most Franklin employees. Under the AGC Plan, pension benefits are based on the participant's compensation and length of credited service. AGC's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes.

     Equity and fixed maturity securities were 63% and 28%, respectively, of the AGC Plan's assets at the Plan's most recent balance sheet date. Additionally, 5% of the Plan's assets were invested in general investment accounts of AGC's subsidiaries through deposit administration insurance contracts.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.1  PENSION PLANS (continued)

     The net pension (income)/expense and the computation of the projected benefit obligation for years prior to January 1, 1996 were based on the provisions of the Franklin Plan. The Franklin Plan provided for the payment of retirement benefits; normally commencing at age 65, and also for the payment of certain disability benefits. After meeting certain qualifications, an employee acquired a vested right to future benefits. Pension benefits were based on the participant's average monthly compensation and length of credited service. Annual contributions made to the plan were sufficient to satisfy legal funding requirements.

     At December 31, 1995, fixed maturity securities constituted the majority of The Franklin Plan's assets.

     Prior to January 1, 1996, The Franklin Plan purchased annuity contracts from Franklin to provide benefits for its retirees. For the eleven months ended December 31, 1995, and the one month ended January 31, 1995, these contracts provided approximately $3.9 million and $0.3 million annually for retiree benefits, respectively.

     During the fourth quarter of 1995, Franklin sponsored a program of special incentives to those employees age 55 and over who elected early retirement. The program concluded December 31, 1995. A withdrawal of $26.5 million was made from the Franklin Plan in 1995 to provide full retirement benefits for these employees who elected to retire under the program.

     Net pension (income)/expense included the following components:


                                                         Eleven      One Month
                            YEAR ENDED    Year Ended  Months Ended     Ended
                           DECEMBER 31   December 31   December 31  January 31
                          -----------------------------------------------------
In millions                  1997          1996           1995         1995
-------------------------------------------------------------------------------
Service cost (benefits
  earned)                 $ 0.7         $ 0.8          $  0.9       $  0.2
Interest cost               1.9           2.0             3.7          0.4
Actual return on plan
  assets                   (8.4)         (7.8)          (11.5)        (0.4)
Net amortization and
  deferral                  5.0           4.6             6.3            -
                          -----------------------------------------------------
Pension (income) expense  $(0.8)       $ (0.4)         $ (0.6)       $ 0.2
                          -----------------------------------------------------

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.1  PENSION PLANS (continued)
     The funded status and the prepaid pension expense (included in other assets) at December 31 were as follows:


In millions                                          1997           1996
-------------------------------------------------------------------------------
Accumulated benefit obligation, primarily vested    $ 27.7         $ 27.0
Effect of increase in compensation levels              0.5            0.2
                                                    ---------------------------
Projected benefit obligation                          28.2           27.2
Plan assets at fair value                             43.8           35.5
                                                    ---------------------------
Plan assets at fair value in excess of projected
  benefit obligation                                  15.6            8.3
Other unrecognized items, net                         (3.5)           3.0
                                                    ---------------------------
Prepaid pension expense                             $ 12.1         $ 11.3
                                                    ---------------------------
                                                    ---------------------------

Weighted-average discount rate on benefit             7.25%          7.50%
  obligation
Rate of increase in compensation levels               4.00           4.00
Expected long-term rate of return on plan assets     10.00          10.00

8.2  POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     On January 1, 1996, the assets in Franklin's voluntary employees' beneficiary association (Franklin VEBA) for the retiree health and welfare plan were transferred to the AGC VEBA Plan. No changes in assumptions or plan provisions were made as a result of the transfer.

     Under the AGC VEBA Plan, Franklin has life, medical, supplemental major medical and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. Franklin has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured for a two-year period. A portion of the retiree medical and dental plans is funded through the AGC VEBA Plan; the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the AGC VEBA Plan were invested in readily marketable securities.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.2  POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (continued)
     The funded status and the accrued postretirement benefit cost (included in other liabilities) at December 31 were as follows:


In millions                                   1997               1996
--------------------------------------------------------------------------------
Actuarial present value of
     benefit obligation
       Retirees                               $7.2              $ 7.3
       Active plan participants
         Fully eligible                        0.3                0.2
         Other                                 2.0                1.8
                                           ------------------------------------
Accumulated postretirement
     benefit obligation (APBO)                 9.5                9.3
Plan assets at fair value                      0.2                -
                                           ------------------------------------
APBO in excess of plan assets
     at fair value                             9.3                9.3
Unrecognized net gain                          0.5                2.2
                                           ------------------------------------
       Accrued benefit cost                   $9.8              $11.5
                                           ------------------------------------
                                           ------------------------------------
Weighted-average discount
     rate on benefit obligation               7.25%              7.50%

     Postretirement benefit expense (income) was as follows:


                                                       Eleven Months One Month
                               YEAR ENDED   Year Ended    Ended        Ended
                               DECEMBER 31  December 31 December 31  January 31
--------------------------------------------------------------------------------
In millions                       1997         1996         1995        1995
Service cost (benefits            $0.1         $0.1         $0.1       $   -
earned)
Interest cost                      0.7          0.7          0.9        (0.2)
   Postretirement benefit
    expense (income)              $0.8         $0.8         $1.0       $(0.2)

     For measurement purposes, an 8.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 1998; the rate was assumed to decrease gradually to 5% by the year 2005 and remain at that level. A 1% increase in the assumed rate results in a $0.1 million increase in the accumulated postretirement benefit obligation and no increase in postretirement benefit expense.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9.   Statutory Accounting

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices.

     During 1995, Franklin received approval to loan $116.0 million to AGCL. Franklin also received approval to pay an extraordinary dividend of $250 million to its former parent as part of the 1995 acquisition, and also received approval to pay an extraordinary dividend of $60 million to AGCL.

     At December 31, 1997 and 1996, Franklin had statutory shareholder's equity of $521.0 million and $431.0 million, respectively. Statutory net income was $129.7 million, $123.2 million, and $100.2 million for the years ended December 31, 1997, 1996, and 1995, respectively.

     As determined on a statutory basis, the statutory shareholder's equity and net income of subsidiaries, were reported as follows:


                                                     STATUTORY
                                    -------------------------------------
In millions                          1997            1996           1995
-------------------------------------------------------------------------
Shareholder's Equity                $17.7           $18.1         $ 9.9
                                    -------------------------------------
                                    -------------------------------------

Net Income                          $(0.6)          $(1.9)        $(4.7)
                                    -------------------------------------
                                    -------------------------------------


     Generally, Franklin is restricted by the insurance laws of its domiciliary state as to amounts that can be transferred in the form of dividends, loans, or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 1998, loans or advances in excess of $130.3 million and dividends in any twelve-month period aggregating in excess of $129.7 million will require the approval of the Illinois Insurance Department.

10.  Consolidated Statement of Cash Flows

     In addition to the cash activities shown in the consolidated statement of cash flows, the following transactions, occurred:


                                                        Eleven Months One Month
                                YEAR ENDED   Year Ended    Ended         Ended
                                DECEMBER 31 December 31  December 31  January 31
                                ------------------------------------------------
In millions                        1997         1996        1995        1995
--------------------------------------------------------------------------------
Interest added to annuity and
  other financial products        $169.4       $173.3      $168.3      $14.0

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11.  Reinsurance

     Franklin limits its exposure to loss on any single insured to $2.1 million by ceding additional risks through reinsurance contracts with other insurers. Franklin diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, Franklin would reassume the liability. The likelihood of a material reinsurance liability being reassumed by Franklin is considered to be remote.

     A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $41.5 million, $67.3 million, $63.3 million and $1.4 million for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995, respectively. The amount of reinsurance recoverable (payable) on paid and unpaid losses was $(0.5) million and $1.8 million at December 31, 1997 and 1996, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Reinsurance premiums included in premiums and other considerations were as follows:


                                                     Eleven Months   One Month
                          YEAR ENDED     Year Ended      Ended         Ended
                         DECEMBER 31    December 31    December 31   January 31
                         ------------------------------------------------------
In millions                  1997           1996          1995         1995
-------------------------------------------------------------------------------
Direct premiums
  and other
  considerations            $415.3          $491.5       $500.1         $36.8
Reinsurance assumed            8.3            15.9         44.2          (0.8)
Reinsurance ceded            (53.4)          (88.8)       (94.7)         (1.5)
-------------------------------------------------------------------------------

Premiums and other
     considerations         $370.2          $418.6       $449.6         $34.5
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

12.  Related Party Transactions

     Franklin participates in a program of short-term borrowing with AGC to maintain its long-term commitments. Franklin borrowed $230.4 million and $62.0 million, and repaid $230.4 million and $62.1 million in 1997 and 1996, respectively. Interest was paid on the outstanding balances based on the rate as stipulated in the program.

     During 1995, Franklin purchased a 6.75% promissory note from AGCL for $116.0 million to mature in 2005 (see Note 9).

     During 1995, Franklin received $8.5 million of 8% non-voting preferred stock of American General Life Insurance Company as consideration for the sale of FULIC.

                       THE FRANKLIN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS  (CONTINUED)

12.  Related Party Transactions (continued)

     Franklin has entered into indefinite contracts for the performance of all investment management services as well as cost allocation agreements with its ultimate parent. Total expenses under these agreements were $2.5 million and $2.3 million for the years ended December 31, 1997 and 1996, respectively, and $1.1 million for the eleven months ended December 31, 1995.

13.  Legal Proceedings

     In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. Franklin is a defendant in such purported class action lawsuits filed in 1997, asserting claims related to pricing and sales practices. These claims are being defended vigorously by Franklin. Given the uncertain nature of litigation and the early stages of this litigation, the outcome of these actions cannot be predicted at this time. Franklin management nevertheless believes the ultimate outcome of all such pending litigation should not have a material adverse effect on Franklin's financial position. It is possible that settlements or adverse determinations in one or more of these actions or other future proceedings could have a material adverse effect on results of operations for a given period. No provision for any adverse determinations in this pending litigation has been made in the consolidated financial statements because the amount of loss, if any, from these actions cannot be reasonably estimated at this time.

     Franklin is a party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, Franklin management believes the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on Franklin's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama continues to increase and creates the potential for an unpredictable judgment in any given suit.

                       THE FRANKLIN LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14.  Guaranty Fund Assessments

     Information about state guaranty fund assessments was as follows as of and for the:


                                                    Eleven Months   One Month
                          YEAR ENDED     Year Ended     Ended        Ended
                         DECEMBER 31    December 31  December 31    January 31
                         ------------------------------------------------------
In millions                 1997            1996          1995          1995
-------------------------------------------------------------------------------
Expense, included
 in operating costs
 and expenses               $1.2         $ 0.7        $ 0.2           $0.6
Liability for
 anticipated
 assessments                 3.6           7.5          8.5              -
Receivable for
 expected recoveries
 against future
 premium taxes               7.4          11.2         11.2              -
-------------------------------------------------------------------------------

     Changes in state laws could decrease the amount recoverable against future premium taxes.

                            STATEMENT OF ADDITIONAL INFORMATION


FRANKLIN LIFE VARIABLE ANNUITY FUND A



INDIVIDUAL VARIABLE ANNUITY CONTRACTS FOR USE WITH CERTAIN QUALIFIED PLANS AND TRUSTS ACCORDED SPECIAL TAX TREATMENT AND AS INDIVIDUAL RETIREMENT ANNUITIES

ISSUED BY

THE FRANKLIN LIFE INSURANCE COMPANY
#1 FRANKLIN SQUARE
SPRINGFIELD, ILLINOIS 62713

                                       PART C

                                 OTHER INFORMATION

Item 28. Financial Statements and Exhibits

     (a) Financial Statements:

          Included in the Prospectus:

               Franklin Life Variable Annuity Fund A:

                    Per-Unit Income and Changes in Accumulation Unit Value for the ten years ended December 31, 1997

          Included in the Statement of Additional Information:

               Franklin Life Variable Annuity Fund A:

                    Reports of Independent Auditors and Accountants
                    Financial Statements:
                         Statement of Assets and Liabilities, December 31, 1997 Statement of Operations for the year ended
                          December 31, 1997
                         Statements of Changes in Contract Owners' Equity for
                          the two years ended December 31, 1997
                         Portfolio of Investments, December 31, 1997
                         Notes to Financial Statements
                         Supplementary Information - Per-Unit Income and Changes
                          in Accumulation Unit Value for the five years ended December 31, 1997

               The Franklin Life Insurance Company and Subsidiaries:

                    Report of Independent Auditors


                    Financial Statements:
                         Consolidated Statement of Income for the years ended
                          December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended
                          January 31, 1995
                         Consolidated Balance Sheet, December 31, 1997 and 1996 Consolidated Statement of Shareholder's Equity for the
                          years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995
                         Consolidated Statement of Cash Flows for the years
                          ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995
                         Notes to Consolidated Financial Statements

     Schedules to the financial statements have been omitted because they are not required under the related instructions or are not applicable, or the information has been shown elsewhere.



     (b) Exhibits:
     1         --   Resolution of The Franklin Life Insurance Company's Board
                    of Directors creating Franklin Life Variable Annuity Fund
                    A is incorporated herein by reference to Exhibit 1 to
                    Registrant's Registration Statement on Form N-8B-1, filed
                    February 25, 1970 (File No. 811-1990).

     2         --   Rules and Regulations of Registrant as amended to date
                    are incorporated herein by reference to Exhibit 1.2 to
                    Amendment No. 3 to Registrant's Registration Statement on
                    Form S-5, filed July 1, 1971 (File No. 2-36394).

                                         C-1

     3         --   Custodian Agreement dated April 17, 1995 between The
                    Franklin Life Insurance Company and State Street Bank and
                    Trust Company is incorporated herein by reference to Exhibit
                    3 to Post-Effective Amendment No. 42 to Registrant's
                    Registration Statement on Form N-3, filed April 30, 1996
                    (File No. 2-36394).
     4         --   Investment Management Agreement between Registrant and The
                    Franklin Life Insurance Company dated January 31, 1995 is
                    incorporated herein by reference to Exhibit 4 to
                    Registrant's Post-Effective Amendment No. 41 on Form N-3,
                    filed March 2, 1995 (File No. 2-36394).
     5    (a)  --   Sales Agreement among The Franklin Life Insurance Company,
                    Registrant and Franklin Financial Services Corporation dated
                    January 31, 1995 is incorporated herein by reference to
                    Exhibit No. 5(a) to Registrant's Post-Effective Amendment
                    No. 41 on Form N-3, filed March 2, 1995 (File No. 2-36394).
          5(b) --   Form of Agreement among The Franklin Life Insurance Company,
                    Franklin Financial Services Corporation and agents is
                    incorporated herein by reference to Exhibit 1.6(b) to
                    Amendment No. 2  to Registrant's Registration Statement on
                    Form S-5, filed April 1, 1971 (File No. 2-36394).
     6    (a)  --   Specimen copy of Form 1170, deferred periodic payment
                    variable annuity contract, is incorporated herein by
                    reference to Exhibit 1.4(a)(i) to Amendment No. 3 to
                    Registrant's Registration Statement on Form S-5, filed July
                    1, 1971 (File No. 2-36394).
          (b)  --   Specimen copy of Form 1171, single payment deferred variable annuity contract, is incorporated herein by reference to
                    Exhibit 1.4(a)(ii) to Amendment No. 3 to Registrant's
                    Registration Statement on Form S-5, filed July 1, 1971 (File
                    No. 2-36394).
          (c)  --   Specimen copy of Form 1172, single payment immediate life
                    variable annuity contract, is incorporated herein by
                    reference to Exhibit 1.4(a)(iii) to Amendment No. 3 to
                    Registrant's Registration Statement on Form S-5, filed July
                    1, 1971 (File No. 2-36394).
          (d)  --   Specimen copy of Form 1173, single payment immediate life
                    variable annuity contract with guaranteed period, is
                    incorporated herein by reference to Exhibit 1.4(a)(iv) to
                    Amendment No. 3  to Registrant's Registration Statement on
                    Form S-5, filed July 1, 1971 (File No. 2-36394).
          (e)  --   Specimen copy of Form 1174, single payment immediate joint and last survivor life variable annuity contract, is
                    incorporated herein by reference to Exhibit 1.4(a)(v) to
                    Amendment No. 3 to Registrant's Registration Statement on
                    Form S-5, filed July 1, 1971 (File No. 2-36394).
          (f)  --   Specimen copy of endorsement to Forms 1170, 1171, 1172, 1173 and 1174 when such contracts are issued to variable
                    annuitants in the State of Texas is incorporated herein by reference to Exhibit 6 (f)  to Post-Effective Amendment No.
                    36 to Registrant's Registration Statement on Form N-3, filed
                    March 1, 1990 (File No. 2-36394).
     7         --   The applications for the various forms of variable annuity contracts set forth in Exhibit 6 are included as parts of
                    the respective contract forms.
     8    (a)  --   Certificate of Incorporation of The Franklin Life Insurance
                    Company is incorporated herein by reference to Exhibit 8(a)
                    to Post-Effective Amendment No. 36 to Registrant's
                    Registration Statement on Form N-3, filed March 1, 1990
                    (File No. 2-36394).
          (b)  --   By-Laws of The Franklin Life Insurance Company are
                    incorporated herein by reference to Exhibit 8(b) to
                    Post-Effective Amendment No. 43 to Registrant's Registration
                    Statement on Form N-3, filed April 30, 1997 (File No.
                    2-36394).
     9         --   Not applicable.
     10        --   Not applicable.
     11   (a)  --   Administration Agreement between Registrant and The Franklin
                    Life Insurance Company dated June 30, 1971 is incorporated herein by reference to Exhibit 9(a) to Amendment No. 1 to
                    Registrant's Registration Statement on Form N-8B-1, filed
                    July 15, 1971 (File No. 811-1990).
          (b)  --   Agreement between The Franklin Life Insurance Company and
                    Franklin Financial Services Corporation dated June 30, 1971 is incorporated herein by reference to Exhibit 9(b) to
                    Amendment No. 1 to Registrant's Registration Statement on
                    Form N-8B-1, filed July 15, 1971 (File No. 811-1990).
          (c)  --   Amendment to Agreement between The Franklin Life Insurance
                    Company and Franklin Financial Services Corporation, dated
                    May 15, 1975, is incorporated herein by reference to Exhibit
                    1.9(b)(i) to Post-Effective Amendment No. 9 to Registrant's
                    Registration Statement on Form S-5, filed November 6, 1975
                    (File No. 2-36394).

                                         C-2

     12        --   Opinion and consent dated October 24, 1988 of Stephen P.
                    Horvat, Jr., Esq., Senior Vice President, General Counsel
                    and Secretary of The Franklin Life Insurance Company is
                    incorporated herein by reference to Exhibit 13(e) to
                    Post-Effective Amendment No. 33 to Registration Statement on
                    Form N-3, filed October 27, 1988 (File No. 2-36394).
     13   (a)  --   List of Consents Pursuant to Rule 483(c).
          (b)  --   Consent of Ernst & Young LLP, Independent Auditors.
          (c)  --   Consent of Coopers & Lybrand L.L.P., Independent
                    Accountants.
          (d)  --   Consent of Sutherland, Asbill & Brennan LLP.
     14        --   Not applicable.
     15        --   Not applicable.
     16        --   Not applicable.
     17        --   Power of Attorney is incorporated herein by reference to
                    Exhibit 17 to Post-Effective Amendment No. 44 to
                    Registrant's Registration Statement on Form N-3, filed
                    February 26, 1998 (File No. 2-36394).
     27        --   Financial Data Schedule meeting the requirements of
                    Rule 483.


Item 29. Directors and Officers of Insurance Company

  Information concerning the name, principal business address and positions and offices with The Franklin of each officer and director of The Franklin is hereby incorporated herein by reference to Item 33. Information concerning the positions and offices with the Fund of Robert G. Spencer and Elizabeth E. Arthur, the only directors or officers of The Franklin who hold positions or offices with the Fund, is hereby incorporated herein by reference to the table under "Management" in the Statement of Additional Information.

Item 30. Persons Controlled by or under Common Control with the Insurance Company or Registrant.

  There is no person controlled by or under common control with Registrant.

  The Franklin is an indirect wholly-owned subsidiary of American General Corporation ("AGC"). A list of the subsidiaries of AGC is set forth below.

  The following chart sets forth the identities of, and the interrelationships among, AGC and all affiliated persons within the holding company system.

  The following is a list of American General Corporation's subsidiaries(1),(2),(3),(4) as of December 31, 1997. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).


                                                                                Jurisdiction of
Name                                                                            Incorporation       Insurer
----                                                                            -------------       -------

AGC Life Insurance Company(5)                                                   Missouri            Yes

  American General Life and Accident Insurance Company(6)                       Tennessee           Yes

    American General Exchange, Inc.                                             Tennessee           No

    Independent Fire Insurance Company                                          Florida             Yes

      American General Property Insurance Company of Florida                    Florida             Yes

      Old Faithful General Agency, Inc.                                         Texas               No

    Independent Life Insurance Company                                          Georgia             Yes

                                                   C-3

                                                                                Jurisdiction of
Name                                                                            Incorporation       Insurer
----                                                                            -------------       -------
  American General Life Insurance Company(7)                                    Texas               Yes

    American General Annuity Service Corporation                                Texas               No

    American General Life Insurance Company of New York                         New York            Yes

      The Winchester Agency Ltd.                                                New York            No

    The Variable Annuity Life Insurance Company                                 Texas               Yes

      The Variable Annuity Marketing Company                                    Texas               No

      VALIC Investment Services Company                                         Texas               No

      VALIC Retirement Services Company                                         Texas               No

      VALIC Trust Company                                                       Texas               No

  Astro Acquisition Corp.                                                       Delaware            No

  The Franklin Life Insurance Company                                           Illinois            Yes

    The American Franklin Life Insurance Company                                Illinois            Yes

    Franklin Financial Services Corporation                                     Delaware            No

  HBC Development Corporation                                                   Virginia            No

Allen Property Company                                                          Delaware            No

  Florida Westchase Corporation                                                 Delaware            No

  Hunter's Creek Communications Corporation                                     Florida             No

  Westchase Development Corporation                                             Delaware            No

American General Capital Services, Inc.                                         Delaware            No

American General Corporation*                                                   Delaware            No

American General Delaware Management Corporation(1)                             Delaware            No

American General Finance, Inc.                                                  Indiana             No

  AGF Investment Corp.                                                          Indiana             No

  American General Auto Finance, Inc.                                           Delaware            No

  American General Finance Corporation(8)                                       Indiana             No

    American General Finance Group, Inc.                                        Delaware            No

      American General Financial Services, Inc.(9)                              Delaware            No

        The National Life and Accident Insurance Company                        Texas               Yes

    Merit Life Insurance Co.                                                    Indiana             Yes

                                        C-4

                                                                                Jurisdiction of
Name                                                                            Incorporation       Insurer
----                                                                            -------------       -------
    Yosemite Insurance Company                                                  California          Yes

  American General Finance, Inc.                                                Alabama             No

  American General Financial Center                                             Utah                No

  American General Financial Center, Inc.*                                      Indiana             No

  American General Financial Center, Incorporated*                              Indiana             No

  American General Financial Center Thrift Company*                             California          No

  Thrift, Incorporated*                                                         Indiana             No

American General Independent Producer Division Co.                              Delaware            No

American General Investment Advisory Services, Inc.*                            Texas               No

American General Investment Holding Corporation(10)                             Delaware            No

American General Investment Management Corporation(10)                          Delaware            No

American General Realty Advisors, Inc.                                          Delaware            No

American General Realty Investment Corporation                                  Texas               No

  American General Mortgage Company                                             Delaware            No

  GDI Holding, Inc.*(11)                                                        California          No

  Ontario Vineyard Corporation                                                  Delaware            No

  Pebble Creek Country Club Corporation                                         Florida             No

  Pebble Creek Service Corporation                                              Florida             No

  SR/HP/CM Corporation                                                          Texas               No

American General Property Insurance Company                                     Tennessee           Yes

Bayou Property Company                                                          Delaware            No

  AGLL Corporation(12)                                                          Delaware            No

  American General Land Holding Company                                         Delaware            No

    AG Land Associates, LLC(12)                                                 California          No

    Hunter's Creek Realty, Inc.*                                                Florida             No

    Summit Realty Company, Inc.                                                 So. Carolina        No

Florida GL Corporation                                                          Delaware            No

GPC Property Company                                                            Delaware            No

  Cinco Ranch East Development, Inc.                                            Delaware            No

                                      C-5

                                                                                Jurisdiction of
Name                                                                            Incorporation       Insurer
----                                                                            -------------       -------
  Cinco Ranch West Development, Inc.                                            Delaware            No

  Hickory Downs Development, Inc.                                               Delaware            No

  Lake Houston Development, Inc.                                                Delaware            No

  South Padre Development, Inc.                                                 Delaware            No

Green Hills Corporation                                                         Delaware            No

Knickerbocker Corporation                                                       Texas               No

  American Athletic Club, Inc.                                                  Texas               No

Pavilions Corporation                                                           Delaware            No

USLIFE Corporation                                                              New York            No

  All American Life Insurance Company                                           Illinois            Yes

    1149 Investment Corp.                                                       Delaware            No

  American General Life Insurance Company of Pennsylvania                       Pennsylvania        Yes

  New D Corporation*                                                            Iowa                No

  The Old Line Life Insurance Company of America                                Wisconsin           Yes

  The United States Life Insurance Company in the City of                       New York            Yes
   New York

  USLIFE Advisers, Inc.                                                         New York            No

  USLIFE Agency Services, Inc.                                                  Illinois            No

  USLIFE Credit Life Insurance Company                                          Illinois            Yes

    USLIFE Credit Life Insurance Company of Arizona                             Arizona             Yes

    USLIFE Indemnity Company                                                    Nebraska            Yes

  USLIFE Financial Corporation of Delaware*                                     Delaware            No

    Midwest Holding Corporation                                                 Delaware            No

      I.C. Cal*                                                                 Nebraska            No

      Midwest Property Management Co.                                           Nebraska            No

  USLIFE Financial Institution Marketing Group, Inc.                            California          No

  USLIFE Insurance Services Corporation                                         Texas               No

  USLIFE Realty Corporation                                                     Texas               No

    405 Leasehold Operating Corporation                                         New York            No

    405 Properties Corporation*                                                 New York            No

                                          C-6

                                                                                Jurisdiction of
Name                                                                            Incorporation       Insurer
----                                                                            -------------       -------
    USLIFE Real Estate Services Corporation                                     Texas               No

    USLIFE Realty Corporation of Florida                                        Florida             No

  USLIFE Systems Corporation                                                    Delaware            No


American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                        NOTES

1 The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C.
     American General Delaware, L.L.C.

2 On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

3 On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity but solely as Trustee).

4 On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the parenthetically indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%).

     Through its aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

5 On December 23, 1994, AGCL purchased approximately 40% of the shares of common stock of Western National Corporation ("WNC"), Western National Life Insurance Company's ("WNL") indirect intermediate parent. Therefore, WNL became approximately 40% indirectly controlled by AGC. On September 30, 1996, AGC purchased 7,254,464 shares of WNC's Series A Participating Convertible Preferred Stock (the "Convertible Preferred Stock"). On November 30, 1996, AGC contributed the Convertible Preferred Stock to AGCL. On May 14, 1997, WNC's shareholders approved the conversion of 7,254,464 shares of WNC's Series A Participating Convertible Preferred Stock held by AGCL into an equal number of WNC common stock. Thus, at present, the percentage of WNC common stock owned directly by AGCL (and indirectly by AGC) is 46.2%. WNC, a Delaware corporation, owns the following companies:

               WNL Holding Corporation
                    Western National Life Insurance Company (TX)
                    Independent Advantage Financial & Insurance Services, Inc.

                    WNL Investment Advisory Services, Inc.
                    Conseco Annuity Guarantee Corp.
                    WNL Brokerage Services, Inc.
                    WNL Insurance Services, Inc.

     However, AGCL (1) holds the direct interest in WNC (and the indirect interests in WNC's subsidiaries) for investment purposes; (2) does not direct the operations of WNC or WNL; (3) has no representatives on the Board of Directors of WNC; and (4) is restricted, pursuant to a Shareholder's Agreement between WNC and AGCL, in its right to vote its shares against the slate of directors proposed by WNC's Board of Directors. Accordingly, although WNC and its subsidiaries technically are members of the American General insurance holding company system under insurance holding company laws, AGCL does not direct the operations of WNC or its subsidiaries.

6 AGLA owns approximately 11% of Whirlpool Financial Corp. ("Whirlpool") on a fully diluted basis. The total investment of AGLA in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool, but approximately 11% of the Whirlpool stock which has voting rights. The interests in Whirlpool (which is a corporations that is not associated with AGC) are held for investment purposes only.

7 AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

               American General Insurance Agency, Inc. (Missouri)
               American General Insurance Agency of Hawaii, Inc. (Hawaii) American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:

               American General Insurance Agency of Ohio, Inc. (Ohio) American General Insurance Agency of Texas, Inc. (Texas) American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     AGSI and the foregoing agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

8 American General Finance Corporation is the parent of an additional 48 wholly owned subsidiaries incorporated in 30 states and Puerto Rico for the purpose of conducting its consumer finance operations, INCLUDING those noted in footnote 7 below.

9 American General Financial Services, Inc. is the parent of an additional 7 wholly owned subsidiaries incorporated in 4 states and Puerto Rico for the purpose of conducting its consumer finance operations.

10 American General Investment Management, L.P. is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

11   AGRI owns only a 75% interest in GDI Holding, Inc.

12 AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

Item 31. Number of Holders of Securities.

  As of February 20, 1998, the number of record holders of the sole class of securities of Registrant was as indicated below:

               (1)                                          (2)
          Title of Class                          Number of Record Holders
------------------------------------
Accumulation Units Under                                   4,424
     Variable Annuity Contracts


Item 32. Indemnification.

  The information called for by this item has not changed from that provided in Registrant's Post-Effective Amendment No. 22 on Form N-1 (File No. 2-36394) filed with the Commission on April 6, 1982.

Item 33. Business and Other Connections of Investment Adviser.

  The Franklin Life Insurance Company ("The Franklin") is an Illinois legal reserve stock life insurance company engaged in the writing of ordinary life policies, annuities and income protection policies. The Franklin also acts as investment adviser to Franklin Life Variable Annuity Fund B and Franklin Life Money Market Variable Annuity Fund C. The business, profession, vocation or employment of a substantial nature in which the directors and officers of The Franklin are or have been, at any time during the past two fiscal years, engaged for their own account or in the capacity of director, officer, employee, partner or trustee are described below:




              (1)                                           (2)
              Name                                Business or Employment
-------------------------------    --------------------------------------------
Vickie J. Alton. . . . . . . .     Director - Marketing Training, The Franklin

Elizabeth E. Arthur. . . . . .     Director, Associate General Counsel and Assistant
                                     Secretary, The Franklin

B. Shelby Baetz. . . . . . . .     Secretary, The Franklin, since November, 1997; General
                                     Counsel, American General Independent Producer Division,
                                     Houston, Texas, since January, 1998; Associate General
                                     Counsel, American General Corporation, Houston, Texas,
                                     prior to January, 1998.

Earl W. Baucom . . . . . . . .     Treasurer, The Franklin, since June 30, 1997; Senior Vice
                                     President and Chief Financial Officer, The Franklin, since
                                     June 10, 1996; Director, The Franklin, since August 21, 1996.

Robert M. Beuerlein. . . . . .     Senior Vice President-Actuarial and Director, The Franklin

Mark R. Butler . . . . . . . .     Director - Special Projects, Marketing, The Franklin

Philip D. Calderwood . . . . .     Director - Actuary, The Franklin

Eldon R. Canary. . . . . . . .     Vice President - Actuarial, The Franklin

Brady W. Creel . . . . . . . .     Senior Vice President, Chief Marketing Officer and Director,
                                     The Franklin, since September 3, 1996; Regional Manager,
                                     The Franklin, prior to September, 1996.

                                        C-9

              (1)                                           (2)
              Name                                Business or Employment
-------------------------------    --------------------------------------------
James S. D'Agostino, Jr. . . .     Vice Chairman and Director, The Franklin, since May 27, 1997;
                                     President, American General Corporation, Houston, Texas,
                                     since April 24, 1997; Chief Executive Officer, American
                                     General Life and Accident Insurance Company, Nashville,
                                     Tennessee, from July 1, 1995 to March 5, 1997.

Steve A. Dmytrack. . . . . . .     Vice President, The Franklin, since August 24, 1995

Paul C. Ely. . . . . . . . . .     Director - Group Insurance, The Franklin

Barbara Fossum . . . . . . . .     Senior Vice President, The Franklin, since March 20, 1998;
                                     Vice President, The Franklin, from June, 1995 to March 20, 1998.

Ross D. Friend . . . . . . . .     Senior Vice President and General Counsel, The Franklin,
                                     since September 3, 1996; Assistant Secretary, The Franklin, since
                                     November 13, 1997; Secretary, The Franklin, from September 3,
                                     1996 to November 13, 1997; Attorney-in-Charge, Prudential Life
                                     Insurance Company, Jacksonville, Florida, from July, 1995 to
                                     September, 1996.

Jerry P. Jourdan . . . . . . .     Director of Information Services, The Franklin, since January 31, 1996;
                                     Assistant Vice President, The Franklin, prior thereto

Darrell J. Malano. . . . . . .     Vice President, The Franklin

Margaret L. Manola . . . . . .     Director - Marketing, The Franklin

Rodney O. Martin, Jr.. . . . .     Director and Senior Chairman, The Franklin; President and Chief
                                     Executive Officer, American General Life Insurance Company,
                                     Houston, Texas, since August, 1996; President, American General Life
                                     Insurance Company of New York, Syracuse, New York, from
                                     November, 1995 to August, 1996.

Thomas K. McCracken. . . . . .     Director - Marketing, The Franklin

Mark R. McGuire. . . . . . . .     Vice President, The Franklin, since January 6, 1997; Consultant/Manager,
                                     American General Life Insurance Company, Houston, Texas, prior to
                                     January, 1997.

Sylvia A. Miller . . . . . . .     Vice President, The Franklin

Cheryl E. Morton . . . . . . .     Vice President - Actuarial, The Franklin

                                     C-10

              (1)                                           (2)
              Name                                Business or Employment
-------------------------------    --------------------------------------------
Jon P. Newton. . . . . . . . .     Director and Vice Chairman, The Franklin, since January 31, 1996;
                                     Vice Chairman and General Counsel, American General Corporation,
                                     2929 Allen Parkway, Houston, Texas 77019 since October 26, 1995.

James M. Quigley . . . . . . .     Vice President, The Franklin, since August 24, 1995.

Gary D. Reddick. . . . . . . .     Director, The Franklin since February 22, 1995; Vice Chairman,
                                     The Franklin, since July 1, 1997; Executive Vice President,
                                     The Franklin, from February 22, 1995 to July 1, 1997.

Dale W. Sachtleben . . . . . .     Vice President, The Franklin

Richard W. Scott . . . . . . .     Vice President and Chief Investment Officer, The Franklin,
                                     since April, 1998; Executive Vice President and Chief Investment
                                     Officer, American General Corporation, Houston, Texas, since
                                     February, 1998; Vice Chairman and Chief Investment Officer, Western
                                     National Corporation, Houston, Texas, from February, 1997 to
                                     February, 1998; Vice Chairman, Chief Investment Officer and General
                                     Counsel, Western National Corporation, from July, 1996 to
                                     February, 1997; Executive Vice President, General Counsel and
                                     Chief Investment Officer, Western National Corporation, from
                                     May, 1995 to July, 1996.

William A. Simpson . . . . . .     Chairman, Chief Executive Officer and President, The Franklin,
                                     since September 5, 1997; President and Chief Executive Officer,
                                     The Old Line Life Insurance Company of America, Milwaukee,
                                     Wisconsin, from May 1, 1990 to September 8, 1997; President-Life
                                     Insurance Division, USLIFE Corporation, New York, New York, from
                                     February, 1996 to May, 1996; President and Chief Executive Officer,
                                     USLIFE Corporation from January, 1995 to February, 1996.

Robert G. Spencer. . . . . . .     Vice President, The Franklin

T. Clayton Spires. . . . . . .     Director, Corporate Tax, The Franklin, since February 3, 1997;
                                     Assistant Vice President and Tax Manager, First Colony Life,
                                     Lynchburg, Virginia, prior to February, 1997.

J. Alan Vala . . . . . . . . .     Director - Agency Secretary, The Franklin

David G. Vanselow. . . . . . .     Director - Communications, The Franklin

Cynthia P. Wieties . . . . . .     Director of Communications, The Franklin, since March 19, 1997; Assistant
                                     Vice President, The Franklin, prior to March, 1997.




Item 34. Principal Underwriters.

  (a) Franklin Life Variable Annuity Fund B, Franklin Life Money Market Variable Annuity Fund C, Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies, and Separate Account VA-1 of The American Franklin Life Insurance Company, which offers interests in variable annuity contracts (The American Franklin Life Insurance Company is a wholly-owned subsidiary of The Franklin), are the only investment companies (other than Registrant) for which Franklin Financial Services Corporation, the principal underwriter of Registrant, also acts as principal underwriter, depositor, sponsor or investment adviser.

  (b) Information required with respect to each director or officer of the principal underwriter of Registrant is set forth below. Unless otherwise indicated below, the principal business address of each individual is c/o The Franklin Life Insurance Company, #1 Franklin Square, Springfield, Illinois 62713.


          (1)                         (2)                               (3)
          Name             Positions and Offices with        Positions and Offices with
                                  Underwriter                        Registrant
----------------------------------------------------------------------------------------------
Elizabeth E. Arthur            Assistant Secretary          Secretary to the Board of Managers

Bruce R. Baker            Assistant Vice President and                   None
665 North Newbridge             Marketing Officer
Levitttown, NY 11756

Earl W. Baucom               Treasurer and Director                      None

Robert M. Beuerlein           Senior Vice President                      None

Tony Carter                      Vice President                          None
2900 Greenbrier Drive
Springfield, IL 62704

Peter Dawson              Assistant Vice President and                   None
665 North Newbridge             Marketing Officer
Levittown, NY 11756

Ross D. Friend              Director, Vice President                     None
                                  and Secretary

James L. Gleaves               Assistant Treasurer                       None
2929 Allen Parkway
Houston, TX 77019

Karen Kunz                   Chief Financial Officer                     None
                                and Director of
                          Compliance and Administration

Deanna Osmonson                  Vice President                          None
                             and Assistant Secretary

Gary D. Osmonson             President and Director                      None

Gary D. Reddick            Vice Chairman and Director                    None

William A. Simpson            Chairman of the Board                      None

Dan E. Trudan             Vice President and Assistant                   None
                                    Secretary


  (c) Information regarding commissions and other compensation received by each principal underwriter, directly or indirectly, from Registrant during 1997, Registrant's last fiscal year, is set forth below:



                   (1)                  (2)                  (3)               (4)              (5)
                                  Net Underwriting     Compensation on
            Name of Principal      Discounts and        Redemption or       Brokerage          Other
              Underwriters          Commissions         Annuitization      Commissions      Compensation
------------------------------------------------------------------------------------------------------
          Franklin Financial          $11,286                -0-               -0-              -0-
          Services Corporation


Item 35. Location of Accounts and Records.

  The information called for by this item has not changed from that provided in Registrant's Post-Effective Amendment No. 17 on Form N-1 (File No. 2-36394) filed with the Commission on November 1, 1979.

Item 36. Management Services.

  Registrant has no management-related service contract not discussed in Part A or Part B hereof.

Item 37. Undertakings and Representations.

  (b) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

  (c) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that the applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  (d) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-3 promptly upon written or oral request.

  (e) The Registrant is relying upon the "no-action" letter of the Securities and Exchange Commission dated November 28, 1988 in response to the American Council of Life Insurance with respect to restrictions on withdrawal of amounts from Contracts issued in connection with annuity purchase plans meeting the requirements of Internal Revenue Code Section 403(b), which amounts are attributable to contributions made on or after January 1, 1989 pursuant to a salary reduction agreement or to income earned on or after January 1, 1989 with respect to contributions made pursuant to a salary reduction agreement. The Registrant represents that it has complied with the requirement of numbered paragraphs (1) through (4) of such "no-action" letter.

  (f) The Franklin Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Franklin Life Insurance Company.

                                     SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act"), Franklin Life Variable Annuity Fund A certifies that it meets the requirements of 1933 Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement under the 1933 Act and this Amendment to the Registration Statement under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois, on the 28th day of April, 1998.


                         FRANKLIN LIFE VARIABLE ANNUITY FUND A

                         By: /s/ Elizabeth E. Arthur
                           --------------------------------------------
                         (Elizabeth E. Arthur, Secretary, Board of Managers)

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.





Signature                                           Title                          Date
/s/ Clifford L. Greenwalt*                        Member, Board               April 28, 1998
---------------------------                       of Managers
(Clifford L. Greenwalt)

/s/ Robert C. Spencer*                            Member, Board               April 28, 1998
---------------------------                       of Managers
(Robert.C. Spencer)

/s/ Robert G. Spencer*                           Chairman, Board              April 28, 1998
---------------------------                       of Managers
(Robert G. Spencer)

/s/ James W. Voth*                                Member, Board               April 28, 1998
---------------------------                       of Managers
(James W. Voth)

/s/ Elizabeth E. Arthur                         Secretary, Board              April 28, 1998
---------------------------                       of Managers
(Elizabeth E. Arthur)

/s/ Elizabeth E. Arthur
---------------------------
*By Elizabeth E. Arthur, Attorney-in-Fact


                                     SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act"), The Franklin Life Insurance Company certifies that it meets the requirements of 1933 Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement under the 1933 Act and this Amendment to the Registration Statement under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois, on the 28th day of April, 1998.


                         THE FRANKLIN LIFE INSURANCE COMPANY

                         By /s/ William A. Simpson
                         ----------------------------------------------
                         (William A. Simpson, Chairman, Chief Executive
                           Officer and President)


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.





Signature                                          Title                           Date
/s/ Earl W. Baucom*                      Senior Vice President, Chief        April 28, 1998
------------------------------           Financial Officer and Treasurer
(Earl W. Baucom)                       (principal financial officer and
                                          principal accounting officer)
                                                 and Director

/s/ Robert M. Beuerlein*                    Senior Vice President-           April 28, 1998
------------------------------              Actuarial and Director
(Robert M. Beuerlein)

/s/ Brady W. Creel*                         Senior Vice President,           April 28, 1998
------------------------------       Chief Marketing Officer and Director
(Brady W. Creel)

------------------------------                     Director                   _________, 1998
(James S. D'Agostino, Jr.)

------------------------------                     Director                   _________, 1998
(Rodney O. Martin, Jr.)

------------------------------                     Director                   _________, 1998
(Jon P. Newton)

/s/ Gary D. Reddick*                             Vice Chairman               April 28, 1998
------------------------------                   and Director
(Gary D. Reddick)

/s/ William A. Simpson                      Chief Executive Officer,         April 28, 1998
------------------------------              President and Director
(William A. Simpson)                      (principal executive officer)

/s/ Elizabeth E. Arthur
------------------------------
* By Elizabeth E. Arthur,
  Attorney-in-Fact



                                   EXHIBIT INDEX



   Exhibit                                                            Page
   -------
     1       --  Resolution of The Franklin Life Insurance
                 Company's Board of Directors creating
                 Franklin Life Variable Annuity Fund A is
                 incorporated herein by reference to Exhibit 1
                 to Registrant's Registration Statement on
                 Form N-8B-1, filed February 25, 1970 (File
                 No. 811-1990).

     2       --  Rules and Regulations of Registrant as
                 amended to date are incorporated herein by
                 reference to Exhibit 1.2 to Amendment No. 3
                 to Registrant's Registration Statement on
                 Form S-5, filed July 1, 1971 (File No.
                 2-36394).


     3       --  Custodian Agreement dated April 17, 1995
                 between The Franklin Life Insurance Company
                 and State Street Bank and Trust Company is
                 incorporated herein by reference to Exhibit 3
                 to Post-Effective Amendment No. 42 to
                 Registrant's Registration Statement on form
                 N-3, filed April 30, 1996 (File No. 2-36394).

     4       --  Investment Management Agreement between
                 Registrant and The Franklin Life Insurance
                 Company dated January 31, 1995 is
                 incorporated herein by reference to Exhibit 4
                 of  Registrant's Post-Effective Amendment No.
                 41 on Form N-3, filed March 2, 1995 (File No.
                 2-36394).

     5  (a)  --  Sales Agreement among The Franklin Life
                 Insurance Company, Registrant and Franklin
                 Financial Services Corporation dated January
                 31, 1995 is incorporated herein by reference to Exhibit 5(a) of Registrant's
                 Post-Effective Amendment No. 41 on Form N-3, filed March 2, 1995 (File No. 2-36394).

        (b)  --  Form of Agreement among The Franklin Life
                 Insurance Company, Franklin Financial
                 Services Corporation and agents is
                 incorporated herein by reference to Exhibit
                 1.6(b) to Amendment No. 2 to Registrant's
                 Registration Statement on Form S-5, filed
                 April 1, 1971 (File No. 2-36394).

     6  (a)  --  Specimen copy of Form 1170, deferred periodic
                 payment variable annuity contract, is
                 incorporated herein by reference to Exhibit
                 1.4(a)(i) to Amendment No. 3 to Registrant's
                 Registration Statement on Form S-5, filed
                 July 1, 1971 (File No. 2-36394).

        (b) -- Specimen copy of Form 1171, single payment deferred variable annuity contract, is incorporated herein by reference to Exhibit
                 1.4(a)(ii) to Amendment No. 3 to Registrant's
                 Registration Statement on Form S-5, filed
                 July 1, 1971 (File No. 2-36394).

        (c) -- Specimen copy of Form 1172, single payment immediate life variable annuity contract, is incorporated herein by reference to Exhibit
                 1.4(a)(iii) to Amendment No. 3 to
                 Registrant's Registration Statement on Form
                 S-5, filed July 1, 1971 (File No. 2-36394).

        (d) -- Specimen copy of Form 1173, single payment immediate life variable annuity contract with guaranteed period, is incorporated herein by reference to Exhibit 1.4(a)(iv) to Amendment
                 No. 3 to Registrant's Registration Statement on Form S-5, filed July 1, 1971 (File No.
                 2-36394).



   Exhibit                                                            Page
   -------
        (e)  --  Specimen copy of Form 1174, single payment
                 immediate joint and last survivor life
                 variable annuity contract, is incorporated
                 herein by reference to Exhibit 1.4(a)(v) to
                 Amendment No. 3 to Registrant's Registration
                 Statement on Form S-5, filed July 1, 1971
                 (File No. 2-36394).

        (f)  --  Specimen copy of endorsement to Forms 1170,
                 1171, 1172, 1173 and 1174 when such contracts are issued to variable annuitants in the State of Texas is incorporated herein by reference to Exhibit 6 (f) to Post-Effective
                 Amendment No. 36 to Registrant's Registration
                 Statement on Form N-3, filed March 1, 1990
                 (File No. 2-36394).

     7       --  The applications for the various forms of
                 variable annuity contracts set forth in
                 Exhibit 6 are included as parts of the
                 respective contract forms.

     8  (a)  --  Certificate of Incorporation of The Franklin
                 Life Insurance Company is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 36 to
                 Registrant's Registration Statement on Form
                 N-3, filed March 1, 1990 (File No. 2-36394).

        (b)  --  By-Laws of The Franklin Life Insurance
                 Company are incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment
                 No. 43 to Registrant's Registration Statement on Form N-3, Filed April 30, 1997 (File No.
                 2-36394).

     9       --  Not applicable.

     10      --  Not applicable.

     11 (a)  --  Administration Agreement between Registrant
                 and The Franklin Life Insurance Company dated
                 June 30, 1971 is incorporated herein by
                 reference to Exhibit 9(a) to Amendment No. 1 to Registrant's Registration Statement on
                 Form N-8B-1, filed July 15, 1971 (File No.
                 811-1990).

        (b)  --  Agreement between The Franklin Life Insurance
                 Company and Franklin Financial Services
                 Corporation dated June 30, 1971 is
                 incorporated herein by reference to Exhibit
                 9(b) to Amendment No. 1 to Registrant's
                 Registration Statement on Form N-8B-1, filed
                 July 15, 1971 (File No. 811-1990).

        (c)  --  Amendment to Agreement between The Franklin
                 Life Insurance Company and Franklin Financial
                 Services Corporation, dated May 15, 1975, is incorporated herein by reference to Exhibit
                 1.9(b)(i) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on
                 Form S-5, filed November 6, 1975 (File No.
                 2-36394).

     12      --  Opinion and consent dated October 24, 1988 of
                 Stephen P. Horvat, Jr., Esq., Senior Vice
                 President, General Counsel and Secretary of
                 The Franklin Life Insurance Company is
                 incorporated herein by reference to Exhibit
                 13(e) to Post-Effective Amendment No. 33  to
                 Registration Statement on Form N-3, filed
                 October 27, 1988 (File No. 2-36394).

     13 (a)  --  List of Consents Pursuant to Rule 483(c).

        (b)  --  Consent of Ernst & Young LLP, Independent
                 Auditors.




   Exhibit                                                            Page
   -------
        (c)  --  Consent of Coopers & Lybrand L.L.P.,
                 Independent Accountants.

        (d)  --  Consent of Sutherland, Asbill & Brennan LLP.

     14      --  Not applicable.

     15      --  Not applicable.

     16      --  Not applicable.

     17      --  Power of Attorney is incorporated herein by
                 reference to Exhibit 17 to Post-Effective
                 Amendment No. 44 to Registrant's Registration
                 Statement on Form N-3, filed February 26,
                 1998 (File No. 2-36394).

     27      --  Financial Data Schedule meeting the
                 requirements of Rule 483.
